UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock Rainier Growth Fund

Annual Report
3.31.12

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	1.78	1.20	4.18	1.78	6.13	50.56

Class B1	1.32	0.95	3.56	1.32	4.82	41.93

Class C1	5.27	1.32	3.56	5.27	6.77	41.87

Class i1,2	7.54	2.63	5.06	7.54	13.87	63.87

Class R1[1,2]	6.67	1.71	3.97	6.67	8.87	47.57

Class R2[1,2]	5.69	0.70	3.09	5.69	3.53	35.51

Class R3[1,2]	6.79	1.83	4.08	6.79	9.47	49.13

Class R4[1,2]	7.06	2.12	4.39	7.06	11.08	53.60

Class R5[1,2]	7.42	2.44	4.70	7.42	12.78	58.31

Class R6[1,2]	7.63	2.66	5.11	7.63	14.04	64.61

Class T1,2	1.66	0.74	3.57	1.66	3.74	42.05

Class AdV [1,2]	7.26	2.37	4.80	7.26	12.42	59.77

Class NAV [1,2]	7.63	2.70	5.15	7.63	14.26	65.26

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for the following classes: I, R1, R2, R3, R4, R5, R6, ADV and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class R1, Class R3, Class R4, Class R5 and Class ADV shares and 6-30-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class T	Class ADV	Class NAV
Net (%)	1.28	2.06	2.09	0.89	1.70	1.45	1.60	1.30	1.00	0.84	1.35	1.14	0.80
Gross (%)	1.28	2.06	2.09	0.89	8.24	2.76	16.43	16.16	15.88	0.84	1.35	1.35	0.80

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Rainier Growth Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B [3]	3-31-02	$14,193	$14,193	$15,213	$14,972

Class C3	3-31-02	14,187	14,187	15,213	14,972

Class I [2]	3-31-02	16,387	16,387	15,213	14,972

Class R1 [2]	3-31-02	14,757	14,757	15,213	14,972

Class R2[2]	3-31-02	13,551	13,551	15,213	14,972

Class R3[2]	3-31-02	14,913	14,913	15,213	14,972

Class R4 [2]	3-31-02	15,360	15,360	15,213	14,972

Class R5 [2]	3-31-02	15,831	15,831	15,213	14,972

Class R6 [2]	3-31-02	16,461	16,461	15,213	14,972

Class T [2]	3-31-02	14,954	14,205	15,213	14,972

Class ADV [2]	3-31-02	15,977	15,977	15,213	14,972

Class NAV [2]	3-31-02	16,526	16,526	15,213	14,972

Russell 1000 growth index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 4-25-08, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund). On that date, the Predecessor Fund offered its Original Class shares and Institutional Class shares in exchange for Class A and Class I shares, respectively, of John Hancock Rainier Growth Fund. Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares of John Hancock Rainier Growth Fund were first offered on 4-28-08. The Predecessor Fund’s Original Class shares’ returns have been recalculated to reflect the gross fees and expenses of Class A shares. The returns prior to 4-28-08 are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV and Class NAV shares, respectively. Class T shares were first offered 10-6-08; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares. Class R6 and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 No contingent deferred sales charge is applicable.

Annual report | Rainier Growth Fund	7

Management’s discussion of

Fund performance

By Rainier investment Management, inc.

Stocks fell sharply in the first half of the year ended March 31, 2012, pressured by fears that Europe’s sovereign debt problems would trigger a financial meltdown and worries that the U.S. was headed for another recession. The market then rebounded sharply in the fourth quarter and into 2012, buoyed by signs of stabilization in Europe and continued economic expansion domestically.

For the 12 months ended March 31, 2012, John Hancock Rainier Growth Fund’s Class A shares returned 7.13%, excluding sales charges. The Fund lagged the 11.02% gain of its benchmark, the Russell 1000 Growth Index, but beat the average 6.93% advance of the Morningstar, Inc. large-cap growth funds category. Bottom-up stock picking, which was focused on companies with above-average earnings growth and reasonable stock valuations, detracted in the information technology, industrials, energy and materials sectors. In tech, the Fund lost ground from not owning large index components, such as Microsoft Corp. and IBM Corp., whose steady growth and mega capitalization attracted investors. One information technology company that performed well was electronic card processor Visa Inc., which profited from the strong secular trend of more people paying with plastic and from the removal of regulatory headwinds. Exposure in the first half of the period to economically sensitive stocks, such as factory automation equipment company Rockwell Automation, Inc. also hurt, as the slowing global economy pressured its return. In energy, shares of energy services provider Baker Hughes Inc. fell as declining natural gas prices negatively affected its pressure pumping business. Conversely, the Fund benefited from stock picks in consumer staples, financials, health care and consumer discretionary. Top individual contributors included energy drink company Monster Beverage Corp. (formerly Hansen Natural Corp.), a consumer staples name benefiting from expansion overseas. Rockwell Automation and Baker Hughes were no longer in the Fund at period end.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Rainier Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,260.50	$7.35

Class B	1,000.00	1,266.10	11.90

Class C	1,000.00	1,255.50	11.84

Class I	1,000.00	1,263.00	5.32

Class R1	1,000.00	1,258.40	9.60

Class R3	1,000.00	1,259.00	9.04

Class R4	1,000.00	1,260.20	7.35

Class R5	1,000.00	1,262.80	5.66

Class R6	1,000.00	1,263.30	4.87

Class T	1,000.00	1,260.60	7.86

Class ADV	1,000.00	1,261.60	6.45

Class NAV	1,000.00	1,263.80	4.58

For the class noted below, the example assumes an account value of $1,000 on March 1, 2012, with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 3-31-12	period ended 3-31-12[2]

Class R2	$1,000.00	$1,036.50	$1.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Rainier Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[3]

Class A	$1,000.00	$1,018.50	$6.56

Class B	1,000.00	1,014.50	10.58

Class C	1,000.00	1,014.50	10.58

Class I	1,000.00	1,020.30	4.75

Class R1	1,000.00	1,016.50	8.57

Class R2	1,000.00	1,017.80	7.31

Class R3	1,000.00	1,017.00	8.07

Class R4	1,000.00	1,018.50	6.56

Class R5	1,000.00	1,020.00	5.05

Class R6	1,000.00	1,020.70	4.34

Class T	1,000.00	1,018.10	7.01

Class ADV	1,000.00	1,019.30	5.76

Class NAV	1,000.00	1,021.00	4.09

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 2.10%, 2.10%, 0.94%, 1.70%, 1.60%, 1.30%, 1.00%, 0.86% 1.39%, 1.14% and 0.81% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class R6, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class R2 shares, respectively, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Rainier Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (28.0% of Net Assets on 3-31-12)[1,2]

Apple, Inc.	6.8%	Precision Castparts Corp.	2.2%

Google, Inc., Class A	3.3%	Costco Wholesale Corp.	2.1%

QUALCOMM, Inc.	3.1%	EMC Corp.	2.0%

Schlumberger, Ltd.	2.4%	American Tower Corp.	1.9%

Philip Morris International, Inc.	2.4%	Allergan, Inc.	1.8%

Sector Composition[1,3]

Information Technology	33.8%	Energy	6.8%

Consumer Discretionary	15.3%	Financials	5.2%

Health Care	11.9%	Materials	4.5%

Consumer Staples	10.4%	Telecommunication Services	1.9%

Industrials	9.4%	Short-Term Investments & Other	0.8%

1 As a percentage of net assets on 3-31-12.
2 Cash and cash equivalents not included.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Rainier Growth Fund	11

Fund’s investments

As of 3-31-12

	Shares	Value

Common Stocks 99.2%	$1,248,840,331

(Cost $953,947,647)

Consumer Discretionary 15.3%		192,165,634

Auto Components 0.8%

BorgWarner, Inc. (I)(L)	120,790	10,187,429

Hotels, Restaurants & Leisure 2.1%

Las Vegas Sands Corp.	193,040	11,113,313

Starbucks Corp.	272,720	15,242,321

Internet & Catalog Retail 1.8%

Amazon.com, Inc. (I)	47,990	9,718,455

priceline.com, Inc. (I)(L)	17,840	12,800,200

Media 1.0%

DIRECTV, Class A (I)	255,150	12,589,101

Specialty Retail 5.0%

Bed Bath & Beyond, Inc. (I)	133,310	8,767,799

Dick’s Sporting Goods, Inc.	184,210	8,856,817

Limited Brands, Inc.	233,870	11,225,760

O’Reilly Automotive, Inc. (I)	106,490	9,727,862

PetSmart, Inc.	245,510	14,048,082

Tractor Supply Company	117,610	10,650,762

Textiles, Apparel & Luxury Goods 4.6%

Coach, Inc.	209,830	16,215,662

Lululemon Athletica, Inc. (I)	93,500	6,982,580

NIKE, Inc., Class B	201,915	21,895,663

Ralph Lauren Corp.	69,660	12,143,828

Consumer Staples 10.4%		131,457,006

Beverages 2.7%

Monster Beverage Corp. (I)	214,640	13,326,998

The Coca-Cola Company	287,140	21,251,231

Food & Staples Retailing 3.6%

Costco Wholesale Corp.	292,520	26,560,816

Whole Foods Market, Inc.	224,110	18,645,952

Personal Products 1.7%

The Estee Lauder Companies, Inc., Class A (L)	355,770	22,036,394

Tobacco 2.4%

Philip Morris International, Inc.	334,450	29,635,615

12	Rainier Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Energy 6.8%		$85,980,117

Energy Equipment & Services 3.1%

Ensco International PLC, ADR	164,630	8,713,866

Schlumberger, Ltd.	432,500	30,244,725

Oil, Gas & Consumable Fuels 3.7%

Anadarko Petroleum Corp.	177,170	13,879,498

Noble Energy, Inc.	158,980	15,545,064

Plains Exploration & Production Company (I)	412,590	17,596,964

Financials 5.2%		65,874,904

Capital Markets 1.5%

Invesco, Ltd.	706,700	18,847,689

Commercial Banks 1.5%

Wells Fargo & Company	548,170	18,714,524

Consumer Finance 1.2%

American Express Company	263,500	15,246,110

Diversified Financial Services 1.0%

IntercontinentalExchange, Inc. (I)	95,085	13,066,581

Health Care 11.9%		149,224,520

Biotechnology 3.4%

Alexion Pharmaceuticals, Inc. (I)	151,880	14,103,577

Biogen Idec, Inc. (I)	143,680	18,099,370

Gilead Sciences, Inc. (I)	209,980	10,257,523

Health Care Equipment & Supplies 1.0%

Intuitive Surgical, Inc. (I)	24,080	13,045,340

Health Care Technology 1.3%

Cerner Corp. (I)(L)	207,620	15,812,339

Life Sciences Tools & Services 0.9%

Agilent Technologies, Inc.	253,920	11,301,979

Pharmaceuticals 5.3%

Allergan, Inc.	241,095	23,007,696

Novo Nordisk A/S, ADR (L)	69,870	9,691,668

Perrigo Company	98,640	10,190,498

Shire PLC, ADR	141,160	13,374,910

Valeant Pharmaceuticals International, Inc. (Toronto Exchange) (I)(L)	192,580	10,339,620

Industrials 9.4%		118,045,830

Aerospace & Defense 2.2%

Precision Castparts Corp.	162,960	28,175,784

Air Freight & Logistics 1.1%

FedEx Corp.	145,240	13,356,270

Construction & Engineering 1.1%

Fluor Corp.	222,940	13,385,318

Electrical Equipment 1.8%

AMETEK, Inc.	468,440	22,724,024

Machinery 2.0%

Eaton Corp.	260,390	12,975,234

Joy Global, Inc.	165,120	12,136,320

See notes to financial statements	Annual report | Rainier Growth Fund	13

	Shares	Value
Professional Services 0.5%

Verisk Analytics, Inc., Class A (I)	132,820	$6,238,555

Road & Rail 0.7%

CSX Corp.	420,740	9,054,325

Information Technology 33.8%		425,717,475

Communications Equipment 6.6%

BancTec, Inc. (I)(R)(S)	197,026	591,078

Cisco Systems, Inc.	667,630	14,120,375

F5 Networks, Inc. (I)	88,460	11,938,562

JDS Uniphase Corp. (I)	511,280	7,408,447

QUALCOMM, Inc.	568,640	38,678,893

Riverbed Technology, Inc. (I)	366,210	10,283,177

Computers & Peripherals 8.8%

Apple, Inc. (I)	143,420	85,975,987

EMC Corp. (I)	845,365	25,259,506

Electronic Equipment, Instruments & Components 1.0%

Trimble Navigation, Ltd. (I)	229,480	12,488,302

Internet Software & Services 5.3%

Baidu, Inc., ADR (I)	66,450	9,686,417

eBay, Inc. (I)	426,770	15,743,545

Google, Inc., Class A (I)	65,140	41,770,374

IT Services 6.4%

Accenture PLC, Class A	306,980	19,800,210

Cognizant Technology Solutions Corp., Class A (I)	163,460	12,578,247

MasterCard, Inc., Class A	47,290	19,887,337

Teradata Corp. (I)	139,910	9,534,867

Visa, Inc., Class A	160,475	18,936,050

Semiconductors & Semiconductor Equipment 0.9%

Avago Technologies, Ltd.	273,800	10,669,986

Software 4.8%

Autodesk, Inc. (I)	365,810	15,481,079

Check Point Software Technologies, Ltd. (I)	212,190	13,546,210

Citrix Systems, Inc. (I)	129,540	10,222,001

Intuit, Inc.	209,370	12,589,418

Salesforce.com, Inc. (I)(L)	55,190	8,527,407

Materials 4.5%		56,849,485

Chemicals 4.5%

Ecolab, Inc.	293,640	18,123,461

Monsanto Company	242,080	19,308,301

Praxair, Inc.	169,380	19,417,723

Telecommunication Services 1.9%		23,525,360

Diversified Telecommunication Services 1.9%

American Tower Corp.	373,300	23,525,360

14	Rainier Growth Fund | Annual report	See notes to financial statements

	Yield (%)	Shares	Value
Securities Lending Collateral 4.1%			$51,298,236

(Cost $51,283,040)
John Hancock Collateral Investment Trust (W)	0.3698 (Y)	5,125,416	51,298,236

		Par value	Value
Short-Term Investments 1.0%			$13,152,000

(Cost $13,152,000)

Repurchase Agreement 1.0%			13,152,000

Repurchase Agreement with State Street Corp. dated 3-30-12 at
0.010% to be repurchased at $13,152,011 on 4-2-12, collateralized by $13,400,000 Federal Home Loan Mortgage Corp., 0.400% due
2-27-14 (valued at $13,416,750, including interest)		$13,152,000	13,152,000

Total investments (Cost $1,018,382,687)† 104.3%		$1,313,290,567

Other assets and liabilities, net (4.3%)			($54,184,098)

Total net assets 100.0%		$1,259,106,469

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 3-31-12.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Value as a percentage of	Value as of
Issuer, description	Acquisition date	Acquisition cost	Fund’s net assets	3-31-12

BancTec, Inc.	6-20-07	$4,728,640	0.05%	$591,078

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,027,053,446. Net unrealized appreciation aggregated $286,237,121, of which $294,458,148 related to appreciated investment securities and $8,221,027 related to depreciated investment securities.

See notes to financial statements	Annual report | Rainier Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $967,099,647) including
$50,266,191 of securities loaned	$1,261,992,331
Investments in affiliated issuers, at value (Cost $51,283,040)	51,298,236

Total investments, at value (Cost $1,018,382,687)	1,313,290,567
Cash	170
Receivable for investments sold	10,277,348
Receivable for fund shares sold	823,009
Dividends and interest receivable	1,054,148
Receivable for securities lending income	12,396
Receivable due from adviser	873
Other receivables and prepaid expenses	268,355

Total assets	1,325,726,866

Liabilities

Payable for investments purchased	5,994,822
Payable for fund shares repurchased	8,962,117
Payable upon return of securities loaned	51,284,304
Payable to affiliates
Accounting and legal services fees	19,146
Transfer agent fees	107,733
Distribution and service fees	79
Trustees’ fees	72,075
Other liabilities and accrued expenses	180,121

Total liabilities	66,620,397

Net assets

Paid-in capital	$1,156,455,234
Accumulated net investment loss	(746,014)
Accumulated net realized loss on investments and foreign
currency transactions	(191,510,631)
Net unrealized appreciation (depreciation) on investments	294,907,880

Net assets	$1,259,106,469

16	Rainier Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($368,580,748 ÷ 16,138,319 shares)	$22.84
Class B ($25,131,951 ÷ 1,131,277 shares)[1]	$22.22
Class C ($19,702,233 ÷ 887,156 shares)[1]	$22.21
Class I ($255,961,001 ÷ 11,015,042 shares)	$23.24
Class R1 ($279,941 ÷ 12,416 shares)	$22.55
Class R2 ($103,651 ÷ 4,454 shares)	$23.27
Class R3 ($100,830 ÷ 4,452 shares)	$22.65
Class R4 ($102,025 ÷ 4,452.36 shares)	$22.91
Class R5 ($103,235 ÷ 4,458 shares)	$23.16
Class R6 ($4,192,488 ÷ 180,174 shares)	$23.27
Class T ($77,126,602 ÷ 3,399,737 shares)	$22.69
Class ADV ($20,446,930 ÷ 887,132 shares)	$23.05
Class NAV ($487,274,834 ÷ 20,933,205 shares)	$23.28

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$24.04
Class T (net asset value per share ÷ 95%)[2]	$23.88

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Rainier Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$11,488,301
Securities lending	167,163
Interest	1,254
Less foreign taxes withheld	(118,787)

Total investment income	11,537,931

Expenses

Investment management fees	10,548,332
Distribution and service fees	1,645,048
Accounting and legal services fees	219,160
Transfer agent fees	1,214,509
Trustees’ fees	99,154
State registration fees	167,454
Printing and postage	138,797
Professional fees	157,485
Custodian fees	189,341
Registration and filing fees	44,885
Other	19,904

Total expenses	14,444,069
Less expense reductions	(104,477)

Net expenses	14,339,592

Net investment loss	(2,801,661)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	120,268,276
Investments in affiliated issuers	(1,558)
Capital gain distributions received from affiliated underlying funds	2,220
Foreign currency transactions	525
120,269,463
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(57,592,223)
Investments in affiliated issuers	13,032
Translation of assets and liabilities in foreign currencies	(544)
(57,579,735)
Net realized and unrealized gain	62,689,728

Increase in net assets from operations	$59,888,067

18	Rainier Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-12	3-31-11

Increase (decrease) in net assets

From operations
Net investment loss	($2,801,661)	($892,366)
Net realized gain	120,269,463	130,626,108
Change in net unrealized appreciation (depreciation)	(57,579,735)	102,962,390

Increase in net assets resulting from operations	59,888,067	232,696,132

Distributions to shareholders
From net investment income
Class I	—	(217,850)
Class R5	—	(41)
Class NAV	—	(907,978)

Total distributions	—	(1,125,869)

From Fund share transactions	(422,108,385)	(72,729,494)

Total increase (decrease)	(362,220,318)	158,840,769

Net assets

Beginning of year	1,621,326,787	1,462,486,018

End of year	$1,259,106,469	$1,621,326,787

Accumulated net investment loss	($746,014)	($54,521)

See notes to financial statements	Annual report | Rainier Growth Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]	3-31-08[2]

Per share operating performance

Net asset value, beginning of period	$21.32	$18.31	$12.84	$20.91	$20.44
Net investment loss	(0.09)[3]	(0.06)[3]	(0.03)[3]	(0.01)[3]	(0.02)
Net realized and unrealized gain (loss) on investments	1.61	3.07	5.50	(8.06)	0.49
Total from investment operations	1.52	3.01	5.47	(8.07)	0.47
Net asset value, end of period	$22.84	$21.32	$18.31	$12.84	$20.91
Total return (%)[4]	7.13	16.44	42.60[5]	(38.59)[5]	2.30[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$369	$413	$384	$193	$164
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.30	1.45	1.47	1.17[6]
Expenses net of fee waivers	1.27	1.30	1.38	1.18	1.19[6]
Expenses net of fee waivers and credits	1.27	1.30	1.34	1.18	1.19[6]
Net investment loss	(0.45)	(0.33)	(0.18)	(0.04)	(0.27)
Portfolio turnover (%)	90	90	102	101	86

1 After the close of business on 4-25-08, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Prior to the reorganization, the Fund was subject to a contractual expense reimbursement and recoupment plan.

CLASS B SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$20.90	$18.10	$12.79	$22.46
Net investment loss[2]	(0.25)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	1.57	3.01	5.46	(9.58)
Total from investment operations	1.32	2.80	5.31	(9.67)
Net asset value, end of period	$22.22	$20.90	$18.10	$12.79
Total return (%)[3]	6.32	15.47[4]	41.52[4]	(43.05)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$31	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07	2.13	2.45	2.82[6]
Expenses net of fee waivers	2.07	2.10	2.11	2.05[6]
Expenses net of fee waivers and credits	2.07	2.10	2.09	2.04[6]
Net investment loss	(1.24)	(1.13)	(0.94)	(0.75)[6]
Portfolio turnover (%)	90	90	102	101[7]

1 The inception date for Class B shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

20	Rainier Growth Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$20.90	$18.10	$12.79	$22.46
Net investment loss[2]	(0.26)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	1.57	3.01	5.46	(9.58)
Total from investment operations	1.31	2.80	5.31	(9.67)
Net asset value, end of period	$22.21	$20.90	$18.10	$12.79
Total return (%)[3,4]	6.27	15.47	41.52	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$22	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11	2.16	2.34	2.82[6]
Expenses net of fee waivers	2.10	2.10	2.21	2.05[6]
Expenses net of fee waivers and credits	2.10	2.10	2.09	2.04[6]
Net investment loss	(1.27)	(1.13)	(0.93)	(0.77)[6]
Portfolio turnover (%)	90	90	102	101[7]

1 The inception date for Class C shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS I SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-091	3-31-082

Per share operating performance

Net asset value, beginning of period	$21.61	$18.50	$12.92	$20.98	$20.44
Net investment income (loss)3	(0.02)	0.02	0.04	0.04	—4
Net realized and unrealized gain (loss) on investments	1.65	3.11	5.54	(8.09)	0.54
Total from investment operations	1.63	3.13	5.58	(8.05)	0.54
Less distributions
From net investment income	—	(0.02)	—4	(0.01)	—
Net asset value, end of period	$23.24	$21.61	$18.50	$12.92	$20.98
Total return (%)	7.54	16.93	43.20	(38.36)	2.64

Ratios and supplemental data

Net assets, end of period (in millions)	$256	$237	$208	$133	$136
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.86	0.90	0.86	0.925
Expenses net of fee waivers and credits	0.91	0.86	0.90	0.86	0.945
Net investment income (loss)	(0.08)	0.10	0.26	0.22	(0.02)
Portfolio turnover (%)	90	90	102	101	86

1 After the close of business on 4-25-08, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.
2 Audited by previous independent registered public accounting firm.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Prior to the reorganization, the Fund was subject to a contractual expense reimbursement and recoupment plan.

See notes to financial statements	Annual report | Rainier Growth Fund	21

CLASS R1 SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$21.14	$18.23	$12.84	$22.46
Net investment loss[2]	(0.17)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.58	3.05	5.50	(9.54)
Total from investment operations	1.41	2.91	5.39	(9.62)
Net asset value, end of period	$22.55	$21.14	$18.23	$12.84
Total return (%)[3]	6.67	15.96	41.98	(42.83)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.03	8.39	13.91	8.70[6]
Expenses net of fee waivers and credits	1.70	1.72	1.78	1.64[6]
Net investment loss	(0.86)	(0.75)	(0.65)	(0.50)[6]
Portfolio turnover (%)	90	90	102	101[7]

1 The inception date for Class R1 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R2 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$22.45
Net investment loss[2]	—[3]
Net realized and unrealized gain on investments	0.82
Total from investment operations	0.82
Net asset value, end of period	$23.27
Total return (%)[4]	3.65[5]

Ratios and supplemental data

Net assets, end of period ended (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.96[7]
Expenses net of all fee waivers and credits	1.45[7]
Net investment loss	(0.12)[7]
Portfolio turnover (%)	90[8]

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

22	Rainier Growth Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$21.21	$18.27	$12.85	$22.46
Net investment loss[2]	(0.16)	(0.12)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.60	3.06	5.49	(9.55)
Total from investment operations	1.44	2.94	5.42	(9.61)
Net asset value, end of period	$22.65	$21.21	$18.27	$12.85
Total return (%)[3]	6.79	16.09	42.18	(42.79)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.86	16.72	13.68	8.57[6]
Expenses net of fee waivers and credits	1.59	1.61	1.62	1.54[6]
Net investment loss	(0.76)	(0.64)	(0.46)	(0.40)[6]
Portfolio turnover (%)	90	90	102	101[7]

1 The inception date for Class R3 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R4 SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-091

Per share operating performance

Net asset value, beginning of period	$21.40	$18.38	$12.88	$22.46
Net investment loss2	(0.10)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.61	3.08	5.53	(9.56)
Total from investment operations	1.51	3.02	5.50	(9.58)
Net asset value, end of period	$22.91	$21.40	$18.38	$12.88
Total return (%)3	7.06	16.43	42.70	(42.65)4

Ratios and supplemental data

Net assets, end of period (in millions)	—5	—5	—5	—5
Ratios (as a percentage of average net assets):
Expenses before reductions	15.46	16.45	13.33	8.266
Expenses net of fee waivers and credits	1.29	1.31	1.32	1.246
Net investment loss	(0.46)	(0.34)	(0.16)	(0.10)6
Portfolio turnover (%)	90	90	102	1017

1 The inception date for Class R4 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Annual report | Rainier Growth Fund	23

CLASS R5 SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$21.56	$18.47	$12.91	$22.46
Net investment income (loss)[2]	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	1.63	3.12	5.54	(9.57)
Total from investment operations	1.60	3.10	5.56	(9.54)
Less distributions
From net investment income	—	(0.01)	—[3]	(0.01)
Net asset value, end of period	$23.16	$21.56	$18.47	$12.91
Total return (%)[4]	7.42	16.78	43.07	(42.48)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.07	16.17	12.97	7.95[7]
Expenses net of fee waivers and credits	0.99	1.01	1.02	0.94[7]
Net investment income	(0.16)	(0.03)	0.14	0.20[7]
Portfolio turnover (%)	90	90	102	101[8]

1 The inception date for Class R5 shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R6 SHARES Period ended	3-31-121

Per share operating performance

Net asset value, beginning of period	$20.01
Net investment income2	0.03
Net realized and unrealized gain on investments	3.23
Total from investment operations	3.26
Net asset value, end of period	$23.27
Total return (%)3	16.294

Ratios and supplemental data

Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.585
Expenses net of fee waivers and credits	0.865
Net investment income	0.205
Portfolio turnover (%)	906

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

24	Rainier Growth Fund | Annual report	See notes to financial statements

CLASS T SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$21.20	$18.24	$12.86	$16.59
Net investment loss[2]	(0.11)	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	1.60	3.05	5.49	(3.68)
Total from investment operations	1.49	2.96	5.38	(3.73)
Net asset value, end of period	$22.69	$21.20	$18.24	$12.86
Total return (%)[3]	7.03	16.23	41.84	(22.48)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$77	$83	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	1.47	1.84	2.07[6]
Expenses net of fee waivers	1.37	1.47	1.84	1.99[6]
Expenses net of fee waivers and credits	1.37	1.47	1.84	1.98[6]
Net investment loss	(0.54)	(0.50)	(0.69)	(0.74)[6]
Portfolio turnover (%)	90	90	102	101[7]

1 The inception date for Class T shares is 10-6-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS ADV SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-091

Per share operating performance

Net asset value, beginning of period	$21.49	$18.43	$12.90	$22.46
Net investment income (loss)2	(0.06)	(0.03)	—3	(0.01)
Net realized and unrealized gain (loss) on investments	1.62	3.09	5.53	(9.55)
Total from investment operations	1.56	3.06	5.53	(9.56)
Net asset value, end of period	$23.05	$21.49	$18.43	$12.90
Total return (%)	7.264	16.604	42.874	(42.56)5

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$22	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35	1.37	1.25	1.146
Expenses net of fee waivers and credits	1.14	1.14	1.14	1.146
Net investment income (loss)	(0.31)	(0.17)	0.01	(0.04)6
Portfolio turnover (%)	90	90	102	1017

1 The inception date for Class ADV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Annual report | Rainier Growth Fund	25

CLASS NAV SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$21.63	$18.51	$12.91	$22.46
Net investment income[2]	0.01	0.03	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.64	3.11	5.55	(9.57)
Total from investment operations	1.65	3.14	5.60	(9.53)
Less distributions
From net investment income	—	(0.02)	—[3]	(0.02)
Net asset value, end of period	$23.28	$21.63	$18.51	$12.91
Total return (%)	7.63	17.00	43.38	(42.44)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$487	$813	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.80	0.82	0.83[5]
Expenses net of fee waivers and credits	0.80	0.80	0.82	0.83[5]
Net investment income	0.05	0.16	0.33	0.26[5]
Portfolio turnover (%)	90	90	102	101[6]

1 The inception date for Class NAV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

26	Rainier Growth Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Rainier Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class T and Class ADV shares are closed to new investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage, transfer agent fees and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | Rainier Growth Fund	27

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$192,165,634	$192,165,634	—	—
Consumer Staples	131,457,006	131,457,006	—	—
Energy	85,980,117	85,980,117	—	—
Financials	65,874,904	65,874,904	—	—
Health Care	149,224,520	149,224,520	—	—
Industrials	118,045,830	118,045,830	—	—
Information Technology	425,717,475	425,126,397	—	$591,078
Materials	56,849,485	56,849,485	—	—
Telecommunication
Services	23,525,360	23,525,360	—	—
Securities Lending
Collateral	51,298,236	51,298,236	—	—
Short-Term Investments	13,152,000	—	$13,152,000	—

Total Investments in
Securities	$1,313,290,567	$1,299,547,489	$13,152,000	$591,078

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

28	Rainier Growth Fund | Annual report

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, printing and postage, transfer agent fees and state registration fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $154,254,966 available to offset future net realized capital gains as of March 31, 2012.

Annual report | Rainier Growth Fund	29

The following table details the capital loss carryforward available as of March 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2016	2017	2018

$17,658,687	$20,700,267	$115,896,012

Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. Net capital losses of $28,584,906, that are the result of security transactions occurring after October 31, 2011, are treated as occurring on April 1, 2012, the first day of the Fund’s next taxable year.

Qualified late year ordinary losses of $689,951 are treated as occurring on April 1, 2012, the first day of the Fund’s next taxable year.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended March 31, 2012 and year ended March 31, 2011 was as follows:

	MARCH 31, 2012	MARCH 31, 2011

Ordinary Income	—	$1,125,869

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of March 31, 2012, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, expiration of capital loss carryforward, wash sale loss deferrals and litigation proceeds.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

30	Rainier Growth Fund | Annual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser based on aggregate net assets of the Fund and John Hancock Growth Equity Trust (Growth Equity). Growth Equity is a series of John Hancock Variable Insurance Trust (JHVIT), an affiliate of the Fund, managed by the Adviser. The management fee is equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $3,000,000,000 of the Fund’s aggregate net assets; (b) 0.725% of the next $3,000,000,000; and (c) 0.700% of the Fund’s aggregate net assets in excess of $6,000,000,000. The Adviser has a subadvisory agreement with Rainier Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, shareholder services fees and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 2.10%, 1.04%, 1.70%, 1.45%, 1.60%, 1.30%, 1.00%, 0.86%, 1.40% and 1.14% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class T and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2012 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class T and Class ADV shares and June 30, 2013 for Class R2 and Class R6 shares, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.69%, 1.59%, 1.29% and 0.99% for Class R1, Class R3, Class R4 and Class R5 shares, respectively and the limits for the remainder of the share classes above were unchanged.

For the year ended March 31, 2012, expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	—
Class C	$1,688
Class I	—
Class R1	12,427
Class R2	1,215
Class R3	12,950
Class R4	12,993
Class R5	13,039
Class R6	8,548
Class T	—
Class ADV	41,617

Total	$104,477

The investment management fees, including the impact of the waivers and expense reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to the net annual effective rate of 0.74% of the Fund’s average daily net assets.

Annual report | Rainier Growth Fund	31

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class T and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $105,725 for the year ended March 31, 2012. Of this amount, $12,059 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $76,225 was paid as sales commissions to broker-dealers and $17,441 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2012, CDSCs received by the Distributor amounted to $31,878 and $841 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of

32	Rainier Growth Fund | Annual report

payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$918,361	$713,259	$22,810	$76,976
Class B	258,462	50,056	13,957	4,303
Class C	192,842	37,402	14,328	7,040
Class I	—	229,877	20,785	10,661
Class R1	1,314	81	13,002	110
Class R2	21	3	1,241	3
Class R3	453	31	13,153	30
Class R4	227	32	13,153	31
Class R5	—	32	13,153	31
Class R6	—	393	8,607	17
Class T	223,539	144,619	18,317	34,524
Class ADV	49,829	38,724	14,948	5,071

Total	$1,645,048	$1,214,509	$167,454	$138,797

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2012 and March 31, 2011 were as follows:

		Year ended 3-31-12	Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,982,111	$60,697,246	3,094,419	$57,820,459
Repurchased	(6,197,404)	(126,529,063)	(4,714,525)	(89,251,765)

Net decrease	(3,215,293)	($65,831,817)	(1,620,106)	($31,431,306)

Class B shares

Sold	155,579	$3,179,748	142,985	$2,677,017

Repurchased	(484,924)	(9,781,399)	(748,365)	(13,742,006)

Net decrease	(329,345)	($6,601,651)	(605,380)	($11,064,989)

Class C shares

Sold	48,801	$987,160	52,563	$977,754
Repurchased	(200,676)	(4,023,972)	(321,596)	(5,930,646)

Net decrease	(151,875)	($3,036,812)	(269,033)	($4,952,892)

Annual report | Rainier Growth Fund	33

		Year ended 3-31-12	Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	3,692,205	$79,386,454	2,591,470	$49,596,314
Distributions reinvested	—	—	8,647	178,817
Repurchased	(3,646,337)	(75,657,265)	(2,889,847)	(53,823,414)

Net increase (decrease)	45,868	$3,729,189	(289,730)	($4,048,283)

Class R1 shares

Sold	1,655	$34,233	1,300	$26,275
Repurchased	(120)	(2,418)	(125)	(2,162)

Net increase	1,535	$31,815	1,175	$24,113

Class R2 shares[1]

Sold	4,454	$100,000	—	—

Net increase	4,454	$100,000	—	—

Class R5 shares

Distributions reinvested	—	—	2	$41

Net increase	—	—	2	$41

Class R6 shares[2]

Sold	201,117	$4,115,663	—	—
Repurchased	(20,943)	(463,792)	—	—

Net increase	180,174	$3,651,871	—	—

Class T shares

Sold	59,064	$1,198,635	87,219	$1,620,253
Repurchased	(588,255)	(12,008,541)	(707,067)	(13,076,910)

Net decrease	(529,191)	($10,809,906)	(619,848)	($11,456,657)

Class ADV shares

Sold	307,836	$6,173,627	410,535	$7,788,383
Repurchased	(454,933)	(9,293,059)	(340,936)	(6,229,450)

Net increase (decrease)	(147,097)	($3,119,432)	69,599	$1,558,933

Class NAV shares

Sold	553,245	$11,322,437	2,133,669	$40,791,972
Distributions reinvested	—	—	43,885	907,978
Repurchased	(17,225,950)	(351,544,079)	(2,810,046)	(53,058,404)

Net decrease	(16,672,705)	($340,221,642)	(632,492)	($11,358,454)

Net decrease	(20,813,475)	($422,108,385)	(3,965,813)	($72,729,494)

1 Period from 3-1-12 (inception date) to 3-31-12.
2 Period from 9-1-11 (inception date) to 3-31-12.

There were no Fund share transactions for the years ended March 31, 2012 and March 31, 2011 for Class R3 and Class R4 shares.

Affiliates of the Fund owned 72%, 100%, 100%, 100%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5 and Class NAV shares, respectively, on March 31, 2012.

34	Rainier Growth Fund | Annual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,264,921,898 and $1,674,711,093, respectively, for the year ended March 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended March 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	8.0%
John Hancock Lifestyle Balanced Portfolio	11.0%
John Hancock Lifestyle Growth Portfolio	18.3%

Annual report | Rainier Growth Fund	35

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Rainier Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Rainier Growth Fund (the “Fund”) at March 31, 2012, and the results of its operations for the year ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the four years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights of the Fund for the periods ending on or before March 31, 2008 were audited by another independent registered public accounting firm, whose report dated May 20, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

36	Rainier Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Rainier Growth Fund	37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

38	Rainier Growth Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Rainier Growth Fund	39

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

40	Rainier Growth Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Rainier Investment Management, Inc.
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Rainier Growth Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	3340A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

John Hancock

Leveraged Companies Fund

Annual Report

3.31.12

John Hancock Leveraged Companies Fund

Table of Contents

Management’s discussion of Fund performance	Page 3

A look at performance	Page 4

Your expenses	Page 6

Portfolio summary	Page 7

Portfolio of investments	Page 8

Financial statements	Page 12

Financial highlights	Page 15

Notes to financial statements	Page 19

Trustees and Officers	Page 29

More information	Page 33

John Hancock Leveraged Companies Fund

Management’s Discussion of Fund Performance
By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Markets endured a bumpy ride in the 12 months ended March 31, 2012 with investors initially fleeing risk assets of all kinds in favor of U.S. Treasuries. Worry about the possibility of another recession, the European sovereign debt crisis and a lack of confidence by investors in further monetary or fiscal remedies all contributed to the sell-off. But signs of better economic growth in the U.S. and coordinated central bank action to provide liquidity for troubled European banks led to a sharp rebound by risk markets beginning in late 2011.

In that environment, the Fund had a negative return and trailed its benchmark, the Credit Suisse Leveraged Equity Index. For the 12 months ended March 31, 2012, John Hancock Leveraged Companies Fund’s Class A shares declined 11.33%, excluding sales charges. That compares with the 5.58% decline of the Fund’s benchmark, the 8.54% gain of the broad S&P 500 Index, the 5.63% return of the Bank of America Merrill Lynch U.S. High Yield Master II Index and the 1.25% average return of Morningstar, Inc.’s aggressive allocation fund category.

A leading detractor for the 12 months was a stake in cable television provider Cablevision Systems Corp., which struggled with competition and asset divestitures. Ford Motor Company was another key detractor, due to rising fuel costs and product recalls. In addition, auto parts suppliers Federal-Mogul Corp. and Tenneco, Inc. underperformed, as did The Goodyear Tire & Rubber Company, on weakness in the automotive markets. Rising fuel costs also hit airline securities United Continental Holdings, Inc., US Airways Group, Inc. and Air Canada. The bonds of firearm manufacturer Colt Defense LLC underperformed because of weakness in municipal law enforcement spending. A leading contributor for the period was Sirius XM Radio, Inc., which benefited from subscriber growth, locking up premium content and expectations that revenue per subscriber will rise going forward.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Past performance is no guarantee of future results.

3

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	–15.73	—	—	3.70	–15.73	—	—	15.30

Class B	–16.34	—	—	3.67	–16.34	—	—	15.16

Class C	–12.93	—	—	4.33	–12.93	—	—	18.05

Class I2	–11.07	—	—	5.44	–11.07	—	—	23.09

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for all classes. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.35	2.05	2.05	0.99
Gross (%)	7.48	8.18	8.18	7.06

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Footnotes on the following page.

Leveraged Companies Fund | Annual report
4

			With
		Without	maximum
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class B3	5-1-08	$11,816	$11,516	$9,300	$11,098	$14,513

Class C3	5-1-08	11,805	11,805	9,300	11,098	14,513

Class I2	5-1-08	12,309	12,309	9,300	11,098	14,513

Credit Suisse Leveraged Equity Index — Index 1 — is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high-yield debt market.

S&P 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

Bank of America Merrill Lynch U.S. High Yield Master II Index — Index 3 — is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 5-1-08.

2 For certain types of investors, as described in the Fund’s prospectus.

3 The contingent deferred sales charge, if any, is not applicable.

Annual report | Leveraged Companies Fund
5

Leveraged Companies Fund
Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an ac count value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,240.40	$7.56

Class B	1,000.00	1,235.70	11.46

Class C	1,000.00	1,234.40	11.45

Class I	1,000.00	1,241.20	5.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetica l account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,018.20	$6.81

Class B	1,000.00	1,014.70	10.33

Class C	1,000.00	1,014.70	10.33

Class I	1,000.00	1,020.00	5.00

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05% and 0.99% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

Leveraged Companies Fund
Portfolio Summary

Top 10 Holdings (48.8% of Net Assets on 3-31-12)[1]
Greektown Superholdings, Inc., Series A (Preferred)	8.8%
United Continental Holdings, Inc.	6.1%
Beazer Homes USA, Inc.	5.8%
Sirius XM Radio, Inc.	5.8%
Charter Communications, Inc., Class A	5.3%
Delta Air Lines, Inc.	4.4%
LyondellBasell Industries NV, Class A	3.7%
Cablevision Systems Corp., Class A	3.1%
Air Canada	3.0%
TAL International Group, Inc.	2.8%

Sector Composition[2,3]
Consumer Discretionary	44.2%
Industrials	23.8%
Materials	11.7%
Financials	1.9%
Consumer Staples	1.7%
Investment Companies	1.5%
Energy	1.4%
Health Care	0.5%
Telecommunication Services	0.5%
Securities Lending Collateral	12.8%

Portfolio Composition[2]
Common Stocks	72.9%
Preferred Securities	8.2%
Warrants	2.2%
Investment Companies	1.5%
Convertible Bonds	1.2%
Corporate Bonds	1.2%
Securities Lending Collateral	12.8%

1 As a percentage of net assets. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of total investments.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

7

Leveraged Companies Fund
Portfolio of Investments
As of 3-31-12

	Shares	Value
Common Stocks 84.5%		$1,221,420

(Cost $927,136)

Consumer Discretionary 38.0%		548,805

Auto Components 8.6%
Autoliv, Inc.	150	10,057
Dana Holding Corp.	225	3,487
Federal-Mogul Corp. (I)	800	13,768
Lear Corp.	610	28,359
Tenneco, Inc. (I)(L)	964	35,813
TRW Automotive Holdings Corp. (I)	700	32,515

Automobiles 0.2%
Ford Motor Company	195	2,436

Hotels, Restaurants & Leisure 0.8%
Greektown Superholdings, Inc. (I)	92	4,600
The Wendy's Company	1,285	6,438
Trump Entertainment Resorts, Inc. (I)	260	520

Household Durables 6.6%
Beazer Homes USA, Inc. (I)	26,000	84,500
KB Home (L)	1,210	10,769

Internet & Catalog Retail 0.2%
Liberty Interactive Corp., Series A (I)	135	2,577

Media 21.6%
AMC Networks, Inc. (I)	302	13,478
Cablevision Systems Corp., Class A	3,063	44,965
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	17,745
Charter Communications, Inc., Class A (I)	1,215	77,092
Cinemark Holdings, Inc.	100	2,195
DISH Network Corp.	843	27,760
Sinclair Broadcast Group, Inc., Class A	3,056	33,799
Sirius XM Radio, Inc. (I)	36,237	83,707
Time Warner Cable, Inc.	150	12,225

Consumer Staples 2.0%		29,280

Food & Staples Retailing 1.3%
Rite Aid Corp. (I)	10,800	18,792

Household Products 0.7%
Spectrum Brands Holdings, Inc. (I)	300	10,488

Energy 1.6%		23,493

Energy Equipment & Services 1.5%
Vantage Drilling Company (I)	13,705	21,928

Oil, Gas & Consumable Fuels 0.1%
YPF SA, ADR	55	1,565

Financials 1.9%		28,051

Capital Markets 1.2%
Solar Senior Capital, Ltd.	506	8,152
Tetragon Financial Group, Ltd.	1,391	9,880

See notes to financial statements

8

Leveraged Companies Fund
Portfolio of Investments
As of 3-31-12

	Shares	Value
Financials (continued)

Consumer Finance 0.5%
Discover Financial Services	215	$7,168

Diversified Financial Services 0.2%
Citigroup, Inc.	78	2,851

Health Care 0.6%		8,843

Health Care Equipment & Supplies 0.6%
Alere, Inc. (I)	340	8,843

Industrials 26.2%		378,950

Airlines 17.8%
Air Canada (I)	47,422	43,740
Alaska Air Group, Inc. (I)	240	8,597
Delta Air Lines, Inc. (I)	6,419	63,612
JetBlue Airways Corp. (I)	4,600	22,494
United Continental Holdings, Inc. (I)(L)	4,125	88,687
US Airways Group, Inc. (I)(L)	3,966	30,102

Building Products 2.4%
Masco Corp.	1,060	14,172
USG Corp. (I)(L)	1,209	20,795

Road & Rail 2.7%
CSX Corp.	1,517	32,646
Union Pacific Corp.	65	6,986

Trading Companies & Distributors 3.3%
TAL International Group, Inc. (L)	1,120	41,115
United Rentals, Inc. (I)(L)	140	6,004

Materials 13.6%		196,027

Chemicals 3.7%
LyondellBasell Industries NV, Class A	1,225	53,471

Construction Materials 1.4%
Eagle Materials, Inc.	555	19,286

Containers & Packaging 5.1%
Rock-Tenn Company, Class A	568	38,374
Sealed Air Corp.	1,851	35,743

Paper & Forest Products 3.4%
Domtar Corp.	260	24,799
Sappi, Ltd., ADR (I)	6,600	24,354

Telecommunication Services 0.6%		7,971

Diversified Telecommunication Services 0.2%
American Tower Corp.	40	2,521

Wireless Telecommunication Services 0.4%
Leap Wireless International, Inc. (I)	275	2,401
SBA Communications Corp., Class A (I)	60	3,049

See notes to financial statements

9

Leveraged Companies Fund
Portfolio of Investments
As of 3-31-12

			Shares	Value
Preferred Securities 9.5%				$137,374

Consumer Discretionary 9.3%				134,938

Auto Components 0.4%
The Goodyear Tire & Rubber Company, 5.875%			126	5,220

Automobiles 0.1%
General Motors Company, Series B, 4.750%			55	2,302

Hotels, Restaurants & Leisure 8.8%
Greektown Superholdings, Inc., Series A (I)			1,563	127,416

Financials 0.2%				2,436

Diversified Financial Services 0.2%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (S)			225	2,436

		Maturity	Par value
	Rate (%)	date		Value
Corporate Bonds 1.4%				$20,237

(Cost $50,276)

Consumer Discretionary 0.0%				62

Hotels, Restaurants & Leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	$100,000	62

Industrials 1.4%				20,175

Aerospace & Defense 1.4%
Colt Defense LLC	8.750	11/15/17	30,000	20,175

Convertible Bonds 1.4%				$20,668

(Cost $11,952)

Consumer Discretionary 1.4%				20,668

Media 1.4%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	14,000	20,668

Escrow Certificates 0.0%				$0

(Cost $0)

Consumer Discretionary 0.0%				0

SuperMedia, Inc. (I)	8.000	11/15/16	115,000	0

			Shares	Value
Investment Companies 1.8%				$25,528

(Cost $16,593)

AP Alternative Assets LP			350	3,308
ProShares Ultra Dow 30			315	22,220

See notes to financial statements

10

Leveraged Companies Fund
Portfolio of Investments
As of 3-31-12

		Shares	Value
Warrants 2.5%			$36,113

(Cost $66,806)

Consumer Discretionary 2.5%			35,550

Charter Communications, Inc., Class A (Expiration Date: 11/30/14; Strike Price: $46.86)
(I)		102	2,142
Ford Motor Company (Expiration Date: 01/01/2013; Strike Price: $9.20) (I)		9,600	33,408

Financials 0.0%			563

American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price: $45.00)
(I)		53	563

	Yield	Shares	Value
Securities Lending Collateral 14.7%			$213,337

(Cost $213,328)

John Hancock Collateral Investment Trust (W)	0.3698%(Y)	21,315	213,337

Total investments (Cost $1,454,462)† 115.8%			$1,674,677

Other assets and liabilities, net (15.8%)			($228,483)

Total net assets 100.0%			$1,446,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,454,334. Net unrealized appreciation aggregated $220,343, of which $367,973 related to appreciated investment securities and $147,630 related to depreciated investment securities.

See notes to financial statements

11

Leveraged Companies Fund

Statement of Assets and Liabilities — March 31, 2012

Assets

Investments in unaffiliated issuers, at value
(Cost $1,241,134) including $202,934 of
securities loaned	$1,461,340
Investments in affiliated issuers, at value (Cost
$213,328)	213,337

Total investments, at value (Cost $1,454,462)	1,674,677

Cash	51,401
Dividends and interest receivable	1,592
Receivable for securities lending income	62
Receivable due from adviser	2,479
Other receivables and prepaid expenses	121

Total assets	1,730,332

Liabilities

Payable for investments purchased	22,394
Payable upon return of securities loaned	213,300
Payable to affiliates
Accounting and legal services fees	25
Transfer agent fees	198
Trustees' fees	12
Other liabilities and accrued expenses	48,209

Total liabilities	284,138

Net assets

Paid-in capital	$1,455,076
Undistributed net investment income	1,553
Accumulated net realized loss on investments
and foreign currency transactions	(230,650)
Net unrealized appreciation (depreciation) on
investments	220,215

Net assets	$1,446,194

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($303,470 ÷ 29,729 shares)	$10.21
Class B ($295,264 ÷ 28,960 shares)[1]	$10.20
Class C ($295,250 ÷ 28,961 shares)[1]	$10.19
Class I ($552,210 ÷ 54,006 shares)	$10.22

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.75

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

12

Leveraged Companies Fund

Statement of Operations — For the Year Ended March 31, 2012

Investment income

Interest	$16,840
Dividends	13,163
Securities lending	414
Less foreign taxes withheld	(277)

Total investment income	30,140

Expenses

Investment management fees	11,198
Distribution and service fees	6,649
Accounting and legal services fees	232
Transfer agent fees	2,247
Trustees' fees	101
Professional fees	49,168
Custodian fees	14,370
Registration and filing fees	12,548
Other	7,713

Total expenses	104,226

Less expense reductions	(82,522)

Net expenses	21,704

Net investment income	8,436

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(208,015)
Investments in affiliated issuers	14
Foreign currency transactions	252

(207,749)

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(19,145)
Investments in affiliated issuers	13
Translation of assets and liabilities in foreign
currencies	24

(19,108)

Net realized and unrealized loss	(226,857)

Decrease in net assets from operations	$(218,421)

See notes to financial statements

13

Leveraged Companies Fund

Statements of Changes in Net Assets

	Year ended	Year ended
	3/31/12	3/31/11
Increase (decrease) in net assets

From operations
Net investment income	$8,436	$12,907
Net realized loss	(207,749)	(6,797)
Change in net unrealized appreciation
(depreciation)	(19,108)	146,022

Increase (decrease) in net assets resulting
from operations	(218,421)	152,132

Distributions to shareholders
From net investment income
Class A	(3,546)	(3,450)
Class B	(1,329)	(1,313)
Class C	(1,329)	(1,312)
Class I	(10,214)	(6,583)
From net realized gain
Class A	—	(8,144)
Class B	—	(8,052)
Class C	—	(8,053)
Class I	—	(11,545)

Total distributions	(16,418)	(48,452)

From Fund share transactions	(84,123)	319,964

Total increase (decrease)	(318,962)	423,644

Net assets

Beginning of year	1,765,156	1,341,512

End of year	$1,446,194	$1,765,156

Undistributed net investment income	$1,553	$5,336

See notes to financial statements

14

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$11.68	$10.78	$4.19	$10.00
Net investment income[2]	0.07	0.12	0.29	0.33
Net realized and unrealized gain (loss) on
investments	(1.42)	1.19	7.00	(5.83)

Total from investment operations	(1.35)	1.31	7.29	(5.50)

Less distributions
From net investment income	(0.12)	(0.12)	(0.54)	(0.31)
From net realized gain	—	(0.29)	(0.16)	—

Total distributions	(0.12)	(0.41)	(0.70)	(0.31)

Net asset value, end of period	$10.21	$11.68	$10.78	$4.19

Total return (%)[3,4]	(11.33)	12.09	177.42	(55.97)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$303	$342	$305	$110
Ratios (as a percentage of average net
assets):
Expenses before reductions	6.92	7.43	10.56	13.91[6]
Expenses net of fee waivers	1.35	1.35	1.41	1.21[6]
Expenses net of fee waivers and credits	1.35	1.35	1.35	1.21[6]
Net investment income	0.66	1.07	3.63	4.87[6]
Portfolio turnover (%)	49	34	83	18

1 The inception date for Class A shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

15

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$11.65	$10.76	$4.19	$10.00
Net investment income (loss)[2]	—[3]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	(1.40)	1.19	6.99	(5.82)

Total from investment operations	(1.40)	1.23	7.22	(5.54)

Less distributions
From net investment income	(0.05)	(0.05)	(0.49)	(0.27)
From net realized gain	—	(0.29)	(0.16)	—

Total distributions	(0.05)	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$10.20	$11.65	$10.76	$4.19

Total return (%)[4,5]	(11.97)	11.33	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$295	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	7.62	8.13	11.27	14.58[7]
Expenses net of fee waivers	2.05	2.05	2.11	1.91[7]
Expenses net of fee waivers and credits	2.05	2.05	2.05	1.91[7]
Net investment income (loss)	(0.04)	0.37	2.93	4.16[7]
Portfolio turnover (%)	49	34	83	18

1 The inception date for Class B shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements

16

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$11.65	$10.76	$4.19	$10.00
Net investment income (loss)[2]	—[3]	0.04	0.23	0.28
Net realized and unrealized gain (loss) on
investments	(1.41)	1.19	6.99	(5.82)

Total from investment operations	(1.41)	1.23	7.22	(5.54)

Less distributions
From net investment income	(0.05)	(0.05)	(0.49)	(0.27)
From net realized gain	—	(0.29)	(0.16)	—

Total distributions	(0.05)	(0.34)	(0.65)	(0.27)

Net asset value, end of period	$10.19	$11.65	$10.76	$4.19

Total return (%)[4,5]	(12.05)	11.33	175.60	(56.26)[6]

Ratios and supplemental data

Net assets, end of period (in thousands)	$295	$335	$301	$109
Ratios (as a percentage of average net
assets):
Expenses before reductions	7.62	8.13	11.27	14.59[7]
Expenses net of fee waivers	2.05	2.05	2.11	1.91[7]
Expenses net of fee waivers and credits	2.05	2.05	2.05	1.91[7]
Net investment income (loss)	(0.04)	0.37	2.93	4.16[7]
Portfolio turnover (%)	49	34	83	18

1 The inception date for Class C shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

See notes to financial statements

17

Leveraged Companies Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$11.71	$10.79	$4.19	$10.00
Net investment income[2]	0.11	0.17	0.32	0.35
Net realized and unrealized gain (loss) on
investments	(1.44)	1.20	7.00	(5.83)

Total from investment operations	(1.33)	1.37	7.32	(5.48)

Less distributions
From net investment income	(0.16)	(0.16)	(0.56)	(0.33)
From net realized gain	—	(0.29)	(0.16)	—

Total distributions	(0.16)	(0.45)	(0.72)	(0.33)

Net asset value, end of period	$10.22	$11.71	$10.79	$4.19

Total return (%)[3]	(11.07)	12.66	178.23	(55.85)[4]

Ratios and supplemental data

Net assets, end of period (in thousands)	$552	$752	$433	$111
Ratios (as a percentage of average net
assets):
Expenses before reductions	6.42	7.03	9.14	13.62[5]
Expenses net of fee waivers	0.95	0.93	1.09	0.90[5]
Expenses net of fee waivers and credits	0.95	0.93	1.04	0.90[5]
Net investment income	1.09	1.48	4.01	5.18[5]
Portfolio turnover (%)	49	34	83	18

1 The inception date for Class I shares is 5-1-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements

18

Leveraged Companies Fund
Notes to financial statements

Note 1 — Organization

John Hancock Leveraged Companies Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2012, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	3-31-12	Price	Inputs	Inputs
Common Stocks	$1,221,420	$1,206,420	$9,880	$5,120
Preferred Securities	137,374	7,522	2,436	127,416
Corporate Bonds	20,237	—	20,237	—
Convertible Bonds	20,668	—	20,668	—
Investment Companies	25,528	25,528	—	—
Warrants	36,113	36,113	—	—
Securities Lending Collateral	213,337	213,337	—	—

Total Investments in Securities	$1,674,677	$1,488,920	$53,221	$132,536

19

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Common	Preferred
Investment in Securities	Stocks	Securities	Total

Balance as of 3-31-11	$9,364	$139,216	$148,580
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	(4,244)	(11,800)	(16,044)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3-31-12	$5,120	$127,416	$132,536
Change in unrealized at period end*	($4,244)	($11,800)	($16,044)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

20

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2012, the Fund has $43,585 of long-term capital loss carryforward available to offset future net realized capital gains. Net capital losses of $187,193 that are the result of security transactions occurring after October 31, 2011, are treated as occurring on April 1, 2012, the first day of the Fund’s next taxable year.

21

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2012 and March 31, 2011 was as follows:

	March 31, 2012	March 31, 2011

Ordinary Income	$16,418	$44,990

Long-Term Capital Gain	-	3,462

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $1,563 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in ex cess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses,

22

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended March 31, 2012, the Fund used forward foreign currency contracts to manage currency exposure and held forward foreign currency contracts with USD absolute values ranging up to approximately $28,500, as measured at each quarter end. There were no open forward foreign currency contracts on March 31, 2012.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2012:

	STATEMENT OF
	OPERATIONS	FOREIGN CURRENCY
RISK	LOCATION	TRANSACTIONS*	TOTAL

Foreign Exchange	Net realized gain (loss)	$127	$127
Contracts
Totals		$127	$127

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2012:

		TRANSLATION OF
		ASSETS AND
	STATEMENT OF	LIABILITIES IN
	OPERATIONS	FOREIGN
RISK	LOCATION	CURRENCIES*	TOTAL

Foreign Exchange	Change in net unrealized	$24	$24
Contracts	appreciation
	(depreciation)
Totals		$24	$24

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

23

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.700% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses suchs as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35% for Class A, 2.05% for Class B, 2.05% for Class C and 0.99% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2012. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed the amounts listed above for Class A, Class B and Class C shares and 0.89% for Class I shares.

Accordingly, these expense reductions amounted to $16,442, $16,047, $16,047 and $33,986 for Class A, Class B, Class C, and Class I shares, respectively, for the year ended March 31, 2012.

The investment management fees, including the impact of the waivers and/or reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEES

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the year ended March 31, 2012, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at

24

the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2012, there were no CDCSs received by the Distributor for Class B or Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

CLASS	DISTRIBUTION AND SERVICE FEES	TRANSFER AGENT FEES

Class A	$885	$568

Class B	2,882	555

Class C	2,882	555

Class I	-	569

Total	$6,649	$2,247

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 - Fund share transactions

Transactions in Fund shares for the years ended March 31, 2012 and March 31, 2011 were as follows:

	Year ended		Year ended
	3/31/12		3/31/11

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	422	$3,546	980	$11,594
Class B shares
Distributions reinvested	158	$1,329	792	$9,365
Class C shares
Distributions reinvested	158	$1,329	792	$9,365
Class I shares
Sold	—	—	22,532	$271,512
Distributions reinvested	1,006	$8,453	1,530	18,128
Repurchased	(11,221)	(98,780)	—	—

Net increase (decrease)	(10,215)	($90,327)	24,062	$289,640

Net increase (decrease)	(9,477)	($84,123)	26,626	$319,964

25

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on March 31, 2012.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $718,334 and $735,499, respectively, for the year ended March 31, 2012.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Leveraged Companies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Leveraged Companies Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2012

27

Tax Information (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

28

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Leveraged Companies Fund | Annual report
29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Leveraged Companies Fund
30

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Leveraged Companies Fund | Annual report
31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Leveraged Companies Fund
32

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of Manulife Asset
Hugh McHaffie†	Management (US) LLC
Dr. John A. Moore,* Vice Chairman ^
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

33

John Hancock

Small Cap Opportunities Fund

Annual Report

3.31.12

John Hancock Small Cap Opportunities Fund

Table of Contents

Management’s discussion of Fund performance	Page 3
A look at performance	Page 4
Your expenses	Page 6
Portfolio summary	Page 7
Portfolio of investments	Page 8
Financial statements	Page 12
Financial highlights	Page 15
Notes to financial statements	Page 19
Trustees and Officers	Page 29
More information	Page 33

John Hancock Small Cap Opportunities Fund

Management’s Discussion of Fund Performance
By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

The year ended March 31, 2012 featured two distinct periods for the U.S. equity market. During the first half of the period, stocks declined as evidence of slowing economic activity and a worsening sovereign debt crisis in Europe weighed on investor confidence. Over the last half of the period, however, the stock market experienced a dramatic turnaround, rising sharply as improving economic data quelled fears of a recession and efforts by the European authorities helped ease the debt crisis. For the full 12-month period, the positives outweighed the negatives as the broad equity indexes gained approximately 7%. Large-cap stocks led the market’s advance, while growth-oriented issues outperformed value shares across all market capitalizations.

Fund performance

For the 12-month period ended March 31, 2012, John Hancock Small Cap Opportunities Fund’s Class A shares declined 0.87%, excluding sales charges, trailing both the 0.52% return of the average small growth fund, according to Morningstar, Inc., and the 0.68% return of the Fund’s benchmark, the Russell 2000 Growth Index.

Portfolio review

The Fund’s underperformance of its benchmark and peer group average for the one-year period was driven primarily by an overweight position in the materials sector (one of the weaker performing sectors in the Russell 2000 Growth Index), as well as stock selection in the financials and information technology sectors. Among individual holdings, the most notable detractors included Canadian metals producer Avalon Rare Metals, Inc., marine electronics maker KVH Industries, Inc. and online marketing materials provider VistaPrint, Inc.

On the positive side, stock selection in the energy and health care sectors added value during the 12-month period. The top individual performance contributors in these two sectors were oil and gas producer Africa Oil Corp. (which gained more than 100% for the period) and medical products maker SonoSite. Elsewhere in the Fund’s portfolio, the leading contributors included Chinese for-profit education firm Global Education & Technology Group, mattress maker Tempur-Pedic International, Inc. and Latin American airline operator Copa Holdings SA. We sold VistaPrint, SonoSite and Global Education & Technology during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	–5.80	—	—	23.49	–5.80	—	—	98.39

Class B	–5.31	—	—	24.03	–5.31	—	—	101.21

Class C	–2.31	—	—	24.60	–2.31	—	—	104.21

Class I [2]	–0.48	—	—	25.94	–0.48	—	—	111.46

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, Class B, Class C and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.60	2.30	2.30	1.24
Gross (%)	3.76	4.46	4.46	3.34

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Footnotes on the following page.

Small Cap Opportunities Fund | Annual report

4

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	1-2-09	$20,421	$20,121	$19,091

Class C3	1-2-09	20,421	20,421	19,091

Class I [2]	1-2-09	21,146	21,146	19,091

Russell 2000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 1-2-09.

2 For certain types of investors, as described in the Fund’s prospectus.

3 The contingent deferred sales charge, if any, is not applicable.

Annual report | Small Cap Opportunities Fund

5

Small Cap Opportunities Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,349.50	$9.40

Class B	1,000.00	1,345.30	13.49

Class C	1,000.00	1,345.30	13.49

Class I	1,000.00	1,351.70	7.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s h ypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,017.00	$8.07

Class B	1,000.00	1,013.50	11.58

Class C	1,000.00	1,013.50	11.58

Class I	1,000.00	1,018.80	6.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30%, 2.30% and 1.24% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

Small Cap Opportunities Fund
Portfolio Summary
As of 3-31-12

Value as a
percentage of
Top 10 Holdings[1] (24.5% of Net Assets)	Fund's net assets
IMAX Corp.	2.9%
Hexcel Corp.	2.6%
VeriFone Systems, Inc.	2.6%
MEDNAX, Inc.	2.5%
KVH Industries, Inc.	2.5%
Align Technology, Inc.	2.4%
Cardtronics, Inc.	2.4%
Americas Petrogas, Inc.	2.3%
Lufkin Industries, Inc.	2.2%
Concur Technologies, Inc.	2.1%

Value as a
percentage of
Sector Composition[2]	Fund's net assets
Information Technology	29.3%
Consumer Discretionary	16.2%
Industrials	14.2%
Health Care	13.0%
Energy	8.2%
Financials	6.1%
Materials	6.0%
Consumer Staples	3.5%
Other	3.5%

Value as a
percentage of
Country Composition	Fund's net assets
United States	86.5%
Canada	11.2%
Panama	1.2%
Ireland	1.1%

1 Cash and cash equivalents are not included in Top 10 Holdings.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

7

Small Cap Opportunities Fund
Portfolio of Investments
As of 3-31-12

	Shares	Value

Common Stocks 96.5%		$4,000,558

(Cost $3,206,395)

Consumer Discretionary 16.2%		672,148

Auto Components 0.9%

Dorman Products, Inc. (I)	772	39,060

Hotels, Restaurants & Leisure 3.5%

Bally Technologies, Inc. (I)	1,391	65,030
Bravo Brio Restaurant Group, Inc. (I)	2,600	51,896
Buffalo Wild Wings, Inc. (I)	295	26,754

Household Durables 3.1%

iRobot Corp. (I)	2,129	58,037
Tempur-Pedic International, Inc. (I)	829	69,992

Internet & Catalog Retail 1.4%

CafePress Inc. (I)	405	7,756
HomeAway, Inc. (I)	2,020	51,247

Media 2.9%

IMAX Corp. (I)	4,945	120,856

Specialty Retail 2.1%

Lumber Liquidators Holdings, Inc. (I)	2,109	52,957
Teavana Holdings, Inc. (I)	1,651	32,558

Textiles, Apparel & Luxury Goods 2.3%

G-III Apparel Group, Ltd. (I)	1,576	44,790
Steven Madden, Ltd. (I)	1,198	51,215

Consumer Staples 3.5%		144,492

Food Products 3.5%

Darling International, Inc. (I)	3,967	69,105
TreeHouse Foods, Inc. (I)	1,267	75,387

Energy 8.2%		340,760

Energy Equipment & Services 2.2%

Lufkin Industries, Inc.	1,140	91,941

Oil, Gas & Consumable Fuels 6.0%

Africa Oil Corp. (I)	14,792	62,285
Americas Petrogas, Inc. (I)	62,315	96,602
BlackPearl Resources, Inc. (I)	9,054	38,306
Ivanhoe Energy, Inc. (I)	37,115	38,971
Solazyme, Inc. (I)	865	12,655

Financials 6.1%		252,050

Capital Markets 2.6%

Evercore Partners, Inc., Class A	2,225	64,681
Solar Senior Capital, Ltd.	2,616	42,144

Commercial Banks 0.6%

SVB Financial Group (I)	422	27,151

See notes to financial statements

8

Small Cap Opportunities Fund
As of 3-31-12

	Shares	Value

Financials (continued)

Consumer Finance 1.6%

Cash America International, Inc.	1,362	$65,281

Real Estate Investment Trusts 1.3%

Equity Lifestyle Properties, Inc.	757	52,793

Health Care 13.0%		540,945

Biotechnology 1.1%

Alkermes PLC (I)	2,427	45,021

Health Care Equipment & Supplies 4.2%

Align Technology, Inc. (I)	3,645	100,420
Arthrocare Corp. (I)	998	26,796
Thoratec Corp. (I)	1,463	49,318

Health Care Providers & Services 4.0%

Coventry Health Care, Inc.	1,689	60,078
MEDNAX, Inc. (I)	1,412	105,010

Health Care Technology 0.8%

Greenway Medical Technologies (I)	2,183	33,356

Pharmaceuticals 2.9%

Impax Laboratories, Inc. (I)	1,613	39,648
Par Pharmaceutical Companies, Inc. (I)	1,340	51,898
Salix Pharmaceuticals, Ltd. (I)	560	29,400

Industrials 14.2%		587,621

Aerospace & Defense 7.4%

BE Aerospace, Inc. (I)	1,419	65,941
Hexcel Corp. (I)	4,431	106,388
The KEYW Holding Corp. (I)	9,988	77,407
Triumph Group, Inc.	904	56,645

Airlines 1.2%

Copa Holdings SA, Class A	610	48,312

Building Products 3.4%

Quanex Building Products Corp.	3,572	62,974
Trex Company, Inc. (I)	2,387	76,575

Machinery 1.4%

Graham Corp.	2,762	60,460

Professional Services 0.8%

Mistras Group, Inc. (I)	1,382	32,919

Information Technology 29.3%		1,214,052

Communications Equipment 2.5%

KVH Industries, Inc. (I)	9,786	102,753

Internet Software & Services 5.8%

Ancestry.com, Inc. (I)	3,196	72,677
Bankrate, Inc. (I)	2,055	50,861
Millennial Media, Inc. (I)	980	23,030
TechTarget, Inc. (I)	7,187	49,806

See notes to financial statements

9

Small Cap Opportunities Fund
As of 3-31-12

	Shares	Value

Information Technology (continued)

XO Group, Inc. (I)	4,599	$43,185

IT Services 6.2%

Cardtronics, Inc. (I)	3,810	100,012
VeriFone Systems, Inc. (I)	2,041	105,867
Wright Express Corp. (I)	800	51,784

Semiconductors & Semiconductor Equipment 2.9%

Cavium, Inc. (I)	2,175	67,294
Ceva, Inc. (I)	2,378	54,004

Software 11.9%

Aspen Technology, Inc. (I)	2,833	58,161
Bottomline Technologies, Inc. (I)	741	20,704
BroadSoft, Inc. (I)	1,562	59,746
Concur Technologies, Inc. (I)	1,483	85,096
Fortinet, Inc. (I)	1,551	42,885
Monotype Imaging Holdings, Inc. (I)	5,380	80,162
RealPage, Inc. (I)	2,373	45,490
Synchronoss Technologies, Inc. (I)	622	19,854
Ultimate Software Group, Inc. (I)	1,101	80,681

Materials 6.0%		248,490

Chemicals 1.6%

Karnalyte Resources, Inc. (I)	3,332	32,069
LSB Industries, Inc. (I)	909	35,378

Metals & Mining 4.4%

Avalon Rare Metals, Inc. (I)	34,903	40,615
Carpenter Technology Corp.	1,196	62,467
Focus Metals, Inc. (I)	8,760	10,539
Pretium Resources, Inc. (I)	33,203	67,422

Warrants 0.1%		$2,506

(Cost $0)

Focus Metals, Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	2,440
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)	4,395	66

Total investments (Cost $3,206,395)† 96.6%		$4,003,064

Other assets and liabilities, net 3.4%		$140,287

Total net assets 100.0%		$4,143,351

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $3,296,434. Net unrealized appreciation aggregated $706,630, of which $875,235 related to appreciated investment securities and $168,605 related to depreciated investment securities.

See notes to financial statements

10

Small Cap Opportunities Fund
As of 3-31-12

The Fund had the following country composition as a percentage of total net assets on 3-31-12:

United States	86.5%
Canada	11.2%
Panama	1.2%
Ireland	1.1%

See notes to financial statements

11

Small Cap Opportunities Fund

Statement of Assets and Liabilities — March 31, 2012

Assets

Investments, at value (Cost $3,206,395)	$4,003,064
Cash	177,645
Receivable for investments sold	36,084
Dividends receivable	804
Receivable due from adviser	3,478
Other receivables and prepaid expenses	255

Total assets	4,221,330

Liabilities

Payable for investments purchased	36,200
Payable to affiliates
Accounting and legal services fees	74
Transfer agent fees	604
Trustees' fees	6
Other liabilities and accrued expenses	41,095

Total liabilities	77,979

Net assets

Paid-in capital	$3,432,313
Accumulated net investment loss	(85,345)
Accumulated net realized loss on investments,
written options and foreign currency transactions	(274)
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	796,657

Net assets	$4,143,351

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($1,044,283 ÷ 80,969 shares)	$12.90
Class B ($1,020,880 ÷ 80,335 shares)[1]	$12.71
Class C ($1,020,888 ÷ 80,335 shares)[1]	$12.71
Class I ($1,057,300 ÷ 81,332 shares)	$13.00

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.58

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

12

Small Cap Opportunities Fund

Statement of Operations — For the Year Ended March 31, 2012

Investment income

Dividends	$9,872
Securities lending	1,507

Total investment income	11,379

Expenses

Investment management fees	34,256
Distribution and service fees	21,673
Accounting and legal services fees	581
Transfer agent fees	6,402
Trustees' fees	249
Professional fees	34,815
Custodian fees	27,297
Registration and filing fees	13,340
Other	7,654

Total expenses	146,267

Less expense reductions	(75,647)

Net expenses	70,620

Net investment loss	(59,241)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	279,619
Investments in affiliated issuers	22
Written options	(3,364)
Foreign currency transactions	(413)

275,864

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(262,872)
Investments in affiliated issuers	(7)
Translation of assets and liabilities in foreign
currencies	(304)

(263,183)

Net realized and unrealized gain	12,681

Decrease in net assets from operations	$(46,560)

See notes to financial statements

13

Small Cap Opportunities Fund

Statements of Changes in Net Assets

	Year ended	Year ended
	3/31/12	3/31/11

Increase (decrease) in net assets

From operations
Net investment loss	$(59,241)	$(44,485)
Net realized gain	275,864	823,097
Change in net unrealized appreciation
(depreciation)	(263,183)	281,400

Increase (decrease) in net assets resulting
from operations	(46,560)	1,060,012

Distributions to shareholders
From net investment income
Class A	(31,771)	(4,267)
Class B	(24,616)	—
Class C	(24,616)	—
Class I	(35,481)	(6,925)
From net realized gain
Class A	(177,977)	(105,616)
Class B	(177,486)	(105,671)
Class C	(177,486)	(105,671)
Class I	(178,309)	(105,579)

Total distributions	(827,742)	(433,729)

From Fund share transactions	827,742	433,729

Total increase (decrease)	(46,560)	1,060,012

Net assets

Beginning of year	4,189,911	3,129,899

End of year	$4,143,351	$4,189,911

Accumulated net investment loss	$(85,345)	$(8,816)

See notes to financial statements

14

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$17.18	$14.49	$9.39	$10.00
Net investment loss [2]	(0.19)	(0.16)	(0.14)	(0.03)
Net realized and unrealized gain (loss) on
investments	(0.67)	4.88	6.35	(0.58)

Total from investment operations	(0.86)	4.72	6.21	(0.61)

Less distributions
From net investment income	(0.52)	(0.08)	—	—
From net realized gain	(2.90)	(1.95)	(1.11)	—

Total distributions	(3.42)	(2.03)	(1.11)	—

Net asset value, end of period	$12.90	$17.18	$14.49	$9.39

Total return (%) [3,4]	(0.87)	34.27	67.14	(6.10) [5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,044	$1,053	$785	$470
Ratios (as a percentage of average net
assets):
Expenses before reductions	3.60	3.71	4.03	12.34[6]
Expenses net of fee waivers and credits	1.61	1.59	1.36	1.65 [6]
Net investment loss	(1.31)	(1.08)	(1.07)	(1.42)[6]
Portfolio turnover (%)	89	105	101	27

1 The inception date for Class A shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns w ould have been low er had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

15

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$16.96	$14.36	$9.38	$10.00
Net investment loss[2]	(0.28)	(0.26)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	(0.67)	4.81	6.32	(0.57)

Total from investment operations	(0.95)	4.55	6.09	(0.62)

Less distributions
From net investment income	(0.40)	—	—	—
From net realized gain	(2.90)	(1.95)	(1.11)	—

Total distributions	(3.30)	(1.95)	(1.11)	—

Net asset value, end of period	$12.71	$16.96	$14.36	$9.38

Total return (%)[3,4]	(1.56)	33.31	65.91	(6.20)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,021	$1,037	$778	$469
Ratios (as a percentage of average net
assets):
Expenses before reductions	4.30	4.41	4.73	13.04[6]
Expenses net of fee waivers and credits	2.31	2.29	2.06	2.35[6]
Net investment loss	(2.01)	(1.78)	(1.77)	(2.12)[6]
Portfolio turnover (%)	89	105	101	27

1 The inception date for Class B shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

16

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$16.96	$14.36	$9.38	$10.00
Net investment loss[2]	(0.28)	(0.26)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on
investments	(0.67)	4.81	6.32	(0.57)

Total from investment operations	(0.95)	4.55	6.09	(0.62)

Less distributions
From net investment income	(0.40)	—	—	—
From net realized gain	(2.90)	(1.95)	(1.11)	—

Total distributions	(3.30)	(1.95)	(1.11)	—

Net asset value, end of period	$12.71	$16.96	$14.36	$9.38

Total return (%)[3,4]	(1.56)	33.31	65.91	(6.20)[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,021	$1,037	$778	$469
Ratios (as a percentage of average net
assets):
Expenses before reductions	4.30	4.41	4.73	13.04[6]
Expenses net of fee waivers and credits	2.31	2.29	2.06	2.35[6]
Net investment loss	(2.01)	(1.78)	(1.77)	(2.12)[6]
Portfolio turnover (%)	89	105	101	27

1 The inception date for Class C shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized

See notes to financial statements

17

Small Cap Opportunities Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	3-31-12	3-31-11	3-31-10	3-31-09[1]
Per share operating performance

Net asset value, beginning of period	$17.29	$14.56	$9.41	$10.00
Net investment loss[2]	(0.13)	(0.10)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on
investments	(0.68)	4.91	6.36	(0.57)

Total from investment operations	(0.81)	4.81	6.26	(0.59)

Less distributions
From net investment income	(0.58)	(0.13)	—	—
From net realized gain	(2.90)	(1.95)	(1.11)	—

Total distributions	(3.48)	(2.08)	(1.11)	—

Net asset value, end of period	$13.00	$17.29	$14.56	$9.41

Total return (%)[3]	(0.48)	34.77	67.54	(5.90)[4]

Ratios and supplemental data

Net assets, end of period (in thousands)	$1,057	$1,062	$788	$470
Ratios (as a percentage of average net
assets):
Expenses before reductions	3.20	3.30	3.72	12.04[5]
Expenses net of fee waivers and credits	1.22	1.17	1.06	1.10[5]
Net investment loss	(0.92)	(0.66)	(0.77)	(0.87)[5]
Portfolio turnover (%)	89	105	101	27

1 The inception date for Class I shares is 1-2-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

See notes to financial statements

18

Small Cap Opportunities Fund
Notes to financial statements

Note 1 - Organization

John Hancock Small Cap Opportunities Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

19

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short-term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to the fund. Expenses that are not readily attributable to a specific

20

fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $50,842, that are the result of security transactions occurring after October 31, 2011, are treated as occurring on April 1, 2012, the first day of the Fund’s taxable year.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2012 and March 31, 2011 was as follows:

	March 31, 2012	March 31, 2011

Ordinary Income	$347,629	$224,463

Long-Term Capital Gain	$480,113	$209,266

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $59,113 of undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, passive foreign investment companies, wash sale loss deferrals and straddle loss deferrals.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

21

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities . The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 – Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in th e value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the year ended March 31, 2012, the Fund used purchased options to provide protection against a decline in the value of the Fund’s securities. During the year ended March 31, 2012, the Fund held purchased options with market values up to $12,600, as measured at each quarter end.

22

During the year ended March 31, 2012, the Fund wrote option contracts to provide protection against a decline in the value of the Fund’s securities . The following table summarizes the Fund’s written options activities during the year ended March 31, 2012 and there were no open written option contracts as of March 31, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED

Outstanding, beginning of period	-	-
Options written	204	$10,437
Option closed	(171)	(9,150)
Option exercised	(14)	(540)
Options expired	(19)	(747)
Outstanding, end of period	-	-

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2012:

		Investments	Written
		(Purchased	Options
Risk	Statement of Operations Location	Options)	Contracts	Total

Equity
contracts	Net realized gain (loss)	$11,336	($3,364)	$7,972

Total		$11,336	($3,364)	$7,972

Note 4 – Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset

23

Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% for Class A, 2.30% for Class B, 2.30% for Class C and 1.24% for Class I shares. The fee waivers and/or reimbursements continue in effect until June 30, 2012. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.65% for Class A, 2.35% for Class B and 2.35% for Class C shares prior to July 1, 2011 and 1.19% for Class I shares prior to August 1, 2011.

In addition, the Adviser voluntarily agreed to waive fees and/or reimburse certain fund level expenses to 0.27% of the Fund’s average net assets which are allocated pro rata to all share classes of the Fund. This agreement excludes brokerage commissions, interest, advisory fees, distribution and service fees, transfer agent fees, state registration fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Accordingly, the expense reductions amounted to $19,081, $18,706, $18,706 and $19,154 for Class A, Class B, Class C and Class I shares, respectively, for the year ended March 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to a net effective rate of 0.00% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee

Class A	0.30%

Class B	1.00%

Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges. For the year ended March 31, 2012, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at

24

the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2012, there were no CDSCs received by the Distributor for Class B and Class C shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	Distribution and
Class	service fees	Transfer agent fees

A	$2,874	$1,856

B	9,399	1,822

C	9,400	1,822

I	-	902

Total	$21,673	$6,402

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 - Fund share transactions

Transactions in Fund shares for the years ended March 31, 2012 and March 31, 2011 were as follows:

	Year ended		Year ended
	3/31/12		3/31/11

	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	19,640	$209,748	7,172	$109,883

Net increase	19,640	$209,748	7,172	$109,883

Class B shares
Distributions reinvested	19,174	$202,102	6,975	$105,671

Net increase	19,174	$202,102	6,975	$105,671

Class C shares
Distributions reinvested	19,174	$202,102	6,975	$105,671

Net increase	19,174	$202,102	6,975	$105,671

25

Class I shares
Distributions reinvested	19,888	$213,790	7,305	$112,504

Net increase	19,888	$213,790	7,305	$112,504

Net increase	77,876	$827,742	28,427	$433,729

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class B, Class C and Class I on March 31, 2012.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $3,372,444 and $3,420,725, respectively, for the year ended March 31, 2012.

26

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Small Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Opportunities Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

27

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund paid $480,113 in capital gain dividends.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

28

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Small Cap Opportunities Fund | Annual report

29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Small Cap Opportunities Fund

30

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Small Cap Opportunities Fund | Annual report

31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Small Cap Opportunities Fund

32

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

33

John Hancock

MUTUAL FUNDS

John Hancock
Disciplined Value Fund

Annual Report

3.31.12

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	1.57	1.21	4.67	—	1.57	6.19	57.77	—

Class B1	0.99	0.92	4.16	—	0.99	4.70	50.38	—

Class C1	5.07	1.30	4.17	—	5.07	6.65	50.49	—

Class I1,2	7.27	2.60	5.60	—	7.27	13.69	72.38	—

Class I2[1,2]	7.24	2.51	5.40	—	7.24	13.19	69.25	—

Class R1[1,2]	6.41	1.86	4.81	—	6.41	9.64	60.04	—

Class R2[1,2]	6.69	1.99	4.97	—	6.69	10.33	62.42	—

Class R3[1,2]	6.52	1.96	4.92	—	6.52	10.21	61.68	—

Class R4[1,2]	6.86	2.27	5.24	—	6.86	11.87	66.59	—

Class R5[1,2]	7.20	2.58	5.56	—	7.20	13.61	71.72	—

Class R6[1,2]	7.29	2.60	5.63	—	7.29	13.72	72.85	—

Class NAV [2]	7.38	—	—	18.26[3]	7.38	—	—	61.04[3]

Performance figures assume all dividends have been reinvested. Performance figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for the following classes: I, I2, R1, R2, R3, R4, R5, R6 and NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class B, Class C, Class I2, Class R1, Class R3, Class R4 and Class R5 shares and 6-30-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Net (%)	1.26	2.05	2.05	0.89	0.85	1.65	1.40	1.55	1.25	0.95	0.84	0.79
Gross (%)	1.26	2.26	2.08	0.89	0.95	3.14	1.45*	20.07	2.78	1.23	0.84*	0.79

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6 Disciplined Value Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	3-31-02	$15,038	$15,038	$15,642	$14,972

Class C4	3-31-02	15,049	15,049	15,642	14,972

Class I2	3-31-02	17,238	17,238	15,642	14,972

Class I2[2]	3-31-02	16,925	16,925	15,642	14,972

Class R1[2]	3-31-02	16,004	16,004	15,642	14,972

Class R2[2]	3-31-02	16,242	16,242	15,642	14,972

Class R3[2]	3-31-02	16,168	16,168	15,642	14,972

Class R4[2]	3-31-02	16,659	16,659	15,642	14,972

Class R5[2]	3-31-02	17,172	17,172	15,642	14,972

Class R6[2]	3-31-02	17,285	17,285	15,642	14,972

Class NAV[2]	5-29-09	16,104	16,104	15,961	16,469

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of the Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund offered its Investor share class in exchange for Class A shares (inception 12-22-08) and its institutional class in exchange for Class I shares. Class B and Class C shares were first offered on 12-22-08; the inception date of Class R3, Class R4 and Class R5 shares is 5-22-09; the inception date of Class R1 shares is 7-13-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class R3, Class R4, Class R5 and Class R1, respectively. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The inception date of Class I2 shares is 12-22-08; returns prior to that date are those of Class I shares recalculated to apply the gross fees and expenses of Class I2 shares. The inception dates of Class R6 and Class R2 shares are 9-1-11 and 3-1-12 respectively; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 5-29-09.

4 No contingent deferred sales charge is applicable.

Annual report | Disciplined Value Fund 7

Management’s discussion of

Fund performance

By Robeco Investment Management, Inc.

During the first half of the 12-month period ended March 31, 2012, stock prices endured sharp losses as a number of factors alarmed investors — including the sovereign debt crisis in Europe and signs of stalled economic growth in the United States. Conditions dramatically improved, however, beginning in the fourth quarter of 2011. Mounting evidence of a recovering U.S. economy, along with additional stimulus on the part of the Federal Reserve, helped boost investors’ confidence. Also, productive steps taken by monetary policymakers in Europe appeared to have prevented a meltdown of the eurozone banking system. These events drew investors back into the stock market, improving its performance.

For the 12-month period ended March 31, 2012, John Hancock Disciplined Value Fund’s Class A shares had a total return of 6.91%, excluding sales charges, outpacing the 3.93% return of the average large-cap value fund, according to Morningstar, Inc., as well as the 4.79% return of the Fund’s benchmark, the Russell 1000 Value Index. Strong stock selection, particularly within the financials sector, was the key factor in the Fund’s favorable performance. The Fund was supported by its holdings in banks U.S. Bancorp and SunTrust Banks, Inc. as well as credit card issuer Discover Financial Services. Minimal or no ownership of poor performing investment banks such as Goldman Sachs Group Inc., Morgan Stanley and Bank of America Corp. helped returns. Within other sectors, the Fund’s lack of exposure to certain underperforming oil services stocks, especially Baker Hughes Inc., was very advantageous as these stocks lost considerable value. An overweighting in the consumer discretionary sector — including media giant CBS Corp. and retailer Macy’s, Inc. — also helped results, as did a sizable position in computer and personal electronics manufacturer Apple, Inc. in the information technology sector.

On the downside, the Fund’s very small allocation to the utilities sector hindered performance, as these stocks benefited from their relatively high dividends in an environ ment of very low interest rates. The Fund’s underweighting in the consumer staples sector also hurt results to a lesser extent, given this group’s favorable performance amid the recovering economy. Of final note, in the information technology sector, the Fund missed out on performance opportunities because it did not own semiconductor manufacturer Intel Corp. or network communications equipment manufacturer Cisco Systems, Inc., although a position in the latter was initiated late in the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8 Disciplined Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,294.80	$7.23

Class B	1,000.00	1,288.60	11.73

Class C	1,000.00	1,289.50	11.73

Class I	1,000.00	1,297.20	5.23

Class I2	1,000.00	1,296.60	4.88

Class R1	1,000.00	1,291.40	9.45

Class R3	1,000.00	1,291.60	8.88

Class R4	1,000.00	1,294.60	7.17

Class R5	1,000.00	1,296.10	5.22

Class R6	1,000.00	1,296.20	4.94

Class NAV	1,000.00	1,297.20	4.42

For the class noted below, the example assumes an account value of $1,000 on March 1, 2012, with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 3-31-12	period ended 3-31-12[2]

Class R2	$1,000.00	$1,037.80	$1.21

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[3]

Class A	$1,000.00	$1,018.70	$6.36

Class B	1,000.00	1,014.70	10.33

Class C	1,000.00	1,014.70	10.33

Class I	1,000.00	1,020.40	4.60

Class I2	1,000.00	1,020.70	4.29

Class R1	1,000.00	1,016.70	8.32

Class R2	1,000.00	1,018.00	7.06

Class R3	1,000.00	1,017.20	7.82

Class R4	1,000.00	1,018.70	6.31

Class R5	1,000.00	1,020.40	4.60

Class R6	1,000.00	1,020.70	4.34

Class NAV	1,000.00	1,021.10	3.89

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 2.05%, 2.05%, 0.91%, 0.85%, 1.65%, 1.55%, 1.25%, 0.91%, 0.86% and 0.77% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4, Class R5, Class R6 and Class NAV shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Class R2 shares, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10 Disciplined Value Fund | Annual report

Portfolio summary

Top 10 Holdings (28.7% of Net Assets on 3-31-12)[1,2]

Wells Fargo & Company	4.3%	Johnson & Johnson	2.5%

JPMorgan Chase & Company	3.5%	Microsoft Corp.	2.4%

Pfizer, Inc.	3.3%	Cisco Systems, Inc.	2.4%

General Electric Company	3.2%	Citigroup, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	2.9%	Occidental Petroleum Corp.	2.1%

Sector Composition[1,3]

Financials	24.7%	Consumer Staples	3.4%

Health Care	16.5%	Utilities	1.3%

Consumer Discretionary	16.5%	Telecommunication Services	1.0%

Information Technology	14.4%	Materials	0.7%

Energy	9.2%	Short-Term Investments & Other	3.3%

Industrials	9.0%

1 As a percentage of net assets on 3-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Disciplined Value Fund 11

Fund’s investments

As of 3-31-12

	Shares	Value
Common Stocks 96.7%	$2,157,403,878

(Cost $1,822,119,681)

Consumer Discretionary 16.5%		366,942,716

Auto Components 2.1%

Autoliv, Inc. (L)	252,105	16,903,640

Lear Corp.	629,929	29,285,399

Internet & Catalog Retail 0.7%

Expedia, Inc. (L)	459,017	15,349,528

Media 9.1%

CBS Corp., Class B	1,150,025	38,997,348

Comcast Corp., Class A	1,430,870	42,940,409

Liberty Media Corp. – Liberty Capital, Series A (I)	193,727	17,077,035

Omnicom Group, Inc. (L)	490,405	24,839,013

Sirius XM Radio, Inc. (I)(L)	7,061,230	16,311,441

The McGraw-Hill Companies, Inc.	569,230	27,590,578

Time Warner, Inc.	683,395	25,798,161

Viacom, Inc., Class B	211,735	10,048,943

Multiline Retail 3.2%

Kohl’s Corp.	333,867	16,703,366

Macy’s, Inc. (L)	645,355	25,639,954

Target Corp.	501,380	29,215,413

Specialty Retail 1.4%

Staples, Inc. (L)	1,128,610	18,260,910

The Home Depot, Inc.	238,155	11,981,578

Consumer Staples 3.4%		75,283,941

Beverages 0.8%

Anheuser-Busch InBev NV, ADR (L)	231,090	16,804,865

Food & Staples Retailing 1.6%

CVS Caremark Corp.	578,950	25,936,960

Wal-Mart Stores, Inc.	174,590	10,684,908

Food Products 0.5%

Kellogg Company	202,525	10,861,416

Tobacco 0.5%

Philip Morris International, Inc.	124,092	10,995,792

12 Disciplined Value Fund | Annual report	See notes to financial statements

	Shares	Value
Energy 9.2%		$204,676,684

Oil, Gas & Consumable Fuels 9.2%

Chevron Corp.	357,745	38,364,574

EOG Resources, Inc.	312,335	34,700,419

Exxon Mobil Corp.	540,944	46,916,073

Occidental Petroleum Corp.	492,950	46,943,629

Royal Dutch Shell PLC, ADR	373,465	26,191,100

WPX Energy, Inc. (I)	641,915	11,560,889

Financials 24.7%		551,661,979

Capital Markets 0.3%

Raymond James Financial, Inc.	192,080	7,016,682

Commercial Banks 9.2%

Fifth Third Bancorp	987,540	13,874,937

PNC Financial Services Group, Inc. (L)	616,875	39,782,269

SunTrust Banks, Inc.	482,025	11,650,544

U.S. Bancorp	1,374,200	43,534,656

Wells Fargo & Company	2,823,140	96,382,000

Consumer Finance 2.9%

Capital One Financial Corp. (L)	462,825	25,797,866

Discover Financial Services	408,815	13,629,892

SLM Corp.	1,664,760	26,236,618

Diversified Financial Services 5.6%

Citigroup, Inc.	1,305,879	47,729,877

JPMorgan Chase & Company	1,676,200	77,071,676

Insurance 6.7%

Berkshire Hathaway, Inc., Class B (I)	787,124	63,875,113

Marsh & McLennan Companies, Inc.	505,465	16,574,197

MetLife, Inc. (L)	851,598	31,807,185

Reinsurance Group of America, Inc.	183,810	10,931,181

The Travelers Companies, Inc.	200,469	11,867,765

Validus Holdings, Ltd.	449,096	13,899,521

Health Care 16.5%		367,883,057

Biotechnology 1.3%

Amgen, Inc. (L)	432,400	29,398,876

Health Care Equipment & Supplies 1.9%

CareFusion Corp. (I)	575,910	14,933,346

Covidien PLC	522,155	28,551,435

Health Care Providers & Services 6.7%

AmerisourceBergen Corp.	255,100	10,122,368

CIGNA Corp.	477,040	23,494,220

DaVita, Inc. (I)	311,380	28,077,135

Humana, Inc.	282,120	26,090,458

McKesson Corp.	371,730	32,626,742

UnitedHealth Group, Inc.	475,425	28,021,550

See notes to financial statements	Annual report | Disciplined Value Fund 13

	Shares	Value
Pharmaceuticals 6.6%

Johnson & Johnson	849,711	$56,046,938

Pfizer, Inc.	3,227,040	73,124,726

Sanofi, ADR	448,910	17,395,263

Industrials 9.0%		201,806,697

Aerospace & Defense 3.3%

Honeywell International, Inc.	576,475	35,193,799

Northrop Grumman Corp. (L)	242,505	14,812,205

Raytheon Company	469,075	24,757,779

Industrial Conglomerates 4.7%

General Electric Company	3,610,745	72,467,652

Tyco International, Ltd.	578,510	32,500,692

Machinery 1.0%

Xylem, Inc.	795,480	22,074,570

Information Technology 14.4%		321,746,374

Communications Equipment 3.5%

Cisco Systems, Inc.	2,515,780	53,208,747

Harris Corp. (L)	579,920	26,142,794

Computers & Peripherals 2.8%

Apple, Inc. (I)	49,630	29,751,696

Seagate Technology PLC	1,255,160	33,826,562

Electronic Equipment, Instruments & Components 0.9%

TE Connectivity, Ltd.	541,090	19,885,058

Internet Software & Services 1.6%

eBay, Inc. (I)	802,665	29,610,312

InterActiveCorp	114,300	5,610,970

IT Services 0.8%

The Western Union Company	1,028,955	18,109,608

Office Electronics 0.8%

Xerox Corp.	2,134,865	17,249,709

Software 4.0%

CA, Inc. (L)	448,400	12,357,904

Microsoft Corp.	1,662,464	53,614,464

Oracle Corp.	767,440	22,378,550

Materials 0.7%		15,394,222

Containers & Packaging 0.7%

Rock-Tenn Company, Class A	227,860	15,394,222

Telecommunication Services 1.0%		22,457,719

Wireless Telecommunication Services 1.0%

Vodafone Group PLC, ADR	811,627	22,457,719

Utilities 1.3%		29,550,489

Electric Utilities 1.3%

American Electric Power Company, Inc.	417,235	16,096,924

Edison International	316,480	13,453,565

14 Disciplined Value Fund | Annual report	See notes to financial statements

	Yield	Shares	Value
Securities Lending Collateral 5.8%			$129,346,285

(Cost $129,317,934)
John Hancock Collateral Investment Trust (W)	0.3698% (Y)	12,923,514	129,346,285

		Par value	Value

Short-Term Investments 2.8%			$62,193,000

(Cost $62,193,000)

Repurchase Agreement 2.8%			62,193,000

Repurchase Agreement with State Street Corp. dated 3-30-12 at 0.010% to be repurchased at $62,193,052 on 4-2-12, collateralized by $60,275,000
U.S. Treasury Notes, 2.625% due 7-31-14 (valued at $63,439,438,
including Interest)		$62,193,000	62,193,000

Total investments (Cost $2,013,630,615)† 105.3%		$2,348,943,163

Other assets and liabilities, net (5.3%)			($119,011,093)

Total net assets 100.0%		$2,229,932,070

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $2,017,100,906. Net unrealized appreciation aggregated $331,842,257, of which $339,446,802 related to appreciated investment securities and $7,604,545 related to depreciated investment securities.

See notes to financial statements	Annual report | Disciplined Value Fund 15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,884,312,681)
including $126,426,695 of securities loaned	$2,219,596,878
Investments in affiliated issuers, at value (Cost $129,317,934)	129,346,285

Total investments, at value (Cost $2,013,630,615)	2,348,943,163
Cash	855
Receivable for investments sold	13,181,986
Receivable for fund shares sold	9,123,277
Dividends and interest receivable	3,244,447
Receivable for securities lending income	22,762
Due from adviser	1,196
Other receivables and prepaid expenses	289,640

Total assets	2,374,807,326

Liabilities

Payable for investments purchased	2,035,826
Payable for fund shares repurchased	12,944,207
Payable upon return of securities loaned	129,337,068
Payable to affiliates
Accounting and legal services fees	47,158
Transfer agent fees	247,828
Distribution and service fees	5,219
Trustees’ fees	3,250
Other liabilities and accrued expenses	254,700

Total liabilities	144,875,256

Net assets

Paid-in capital	$1,923,157,341
Undistributed net investment income	4,666,993
Accumulated net realized loss on investments and foreign
currency transactions	(33,204,812)
Net unrealized appreciation (depreciation) on investments	335,312,548

Net assets	$2,229,932,070

16 Disciplined Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,067,777,124 ÷ 74,527,252 shares)	$14.33
Class B ($9,879,193 ÷ 719,414 shares)[1]	$13.73
Class C ($39,783,406 ÷ 2,895,680 shares)[1]	$13.74
Class I ($710,613,582 ÷ 50,811,760 shares)	$13.99
Class I2 ($24,731,018 ÷ 1,767,250 shares)	$13.99
Class R1 ($3,197,913 ÷ 228,576 shares)	$13.99
Class R2 ($103,755 ÷ 7,413 shares)	$14.00
Class R3 ($251,875 ÷ 18,003 shares)	$13.99
Class R4 ($1,419,586 ÷ 101,466 shares)	$13.99
Class R5 ($32,859,975 ÷ 2,346,534 shares)	$14.00
Class R6 ($1,345,521 ÷ 96,079 shares)	$14.00
Class NAV ($337,969,122 ÷ 24,138,346 shares)	$14.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.08

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Disciplined Value Fund 17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$33,254,975
Securities lending	322,847
Interest	3,711
Less foreign taxes withheld	(258,444)

Total investment income	33,323,089

Expenses

Investment management fees	11,662,106
Distribution and service fees	2,189,464
Accounting and legal services fees	258,934
Transfer agent fees	1,927,470
Trustees’ fees	98,861
State registration fees	215,785
Printing and postage	108,897
Professional fees	154,774
Custodian fees	229,579
Registration and filing fees	62,938
Other	37,937

Total expenses	16,946,745
Less expense reductions	(90,234)

Net expenses	16,856,511

Net investment income	16,466,578

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	41,365,810
Investments in affiliated issuers	(11,251)
Capital gain distributions received from affiliated underlying funds	1,783
Foreign currency transactions	1,797
41,358,139
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	109,090,212
Investments in affiliated issuers	26,963
Translation of assets and liabilities in foreign currencies	(412)
109,116,763
Net realized and unrealized gain	150,474,902

Increase in net assets from operations	$166,941,480

18 Disciplined Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-12	3-31-11

Increase (decrease) in net assets

From operations
Net investment income	$16,466,578	$6,127,516
Net realized gain	41,358,139	37,500,037
Change in net unrealized appreciation (depreciation)	109,116,763	155,610,472

Increase in net assets resulting from operations	166,941,480	199,238,025

Distributions to shareholders
From net investment income
Class A	(3,573,341)	(1,174,517)
Class I	(5,497,106)	(1,922,243)
Class I2	(210,756)	(119,077)
Class R1	(5,055)	—
Class R3	(492)	(34)
Class R4	(7,863)	(2,863)
Class R5	(237,744)	(895)
Class R6	(12,137)	—
Class ADV	(310)	(163)
Class NAV	(3,348,427)	(2,402,882)
From net realized gain
Class A	(14,867,447)	(2,592,490)
Class B	(210,085)	(34,905)
Class C	(847,810)	(133,777)
Class I	(13,965,536)	(1,734,582)
Class I2	(513,807)	(107,108)
Class R1	(64,136)	(5,586)
Class R3	(4,087)	(518)
Class R4	(32,158)	(4,917)
Class R5	(644,662)	(855)
Class R6	(29,890)	—
Class ADV	(890)	(191)
Class NAV	(7,696,684)	(1,991,992)

Total distributions	(51,770,423)	(12,229,595)

From Fund share transactions	630,377,585	705,112,078

Total increase	745,548,642	892,120,508

Net assets

Beginning of year	1,484,383,428	592,262,920

End of year	$2,229,932,070	$1,484,383,428

Undistributed net investment income	$4,666,993	$1,141,305

See notes to financial statements	Annual report | Disciplined Value Fund 19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1,2]	8-31-08[3]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$13.83	$12.31	$8.09	$12.32	$15.62	$14.77
Net investment income[4]	0.11	0.05	0.08	0.08	0.15	0.15
Net realized and unrealized gain (loss)
on investments	0.77	1.57	4.18	(4.18)	(1.90)	2.07
Total from investment operations	0.88	1.62	4.26	(4.10)	(1.75)	2.22
Less distributions
From net investment income	(0.07)	(0.03)	(0.04)	(0.13)	(0.15)	(0.13)
From net realized gain	(0.31)	(0.07)	—	—	(1.40)	(1.24)
Total distributions	(0.38)	(0.10)	(0.04)	(0.13)	(1.55)	(1.37)
Net asset value, end of period	$14.33	$13.83	$12.31	$8.09	$12.32	$15.62
Total return (%)[5]	6.91	13.20	52.68[6]	(33.33)[6,7]	(12.29)[6]	15.45[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,068	$601	$162	$10	$16	$23
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.24	1.24	1.26	1.76[8]	1.39	1.32
Expenses net of fee waivers	1.24	1.24	1.06	1.00[8]	1.00	1.00
Expenses net of fee waivers and credits	1.24	1.24	1.05	1.00[8]	1.00	1.00
Net investment income	0.82	0.38	0.74	1.45[8]	1.10	0.95
Portfolio turnover (%)	44	50	59	52[9]	78	62

1 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 12-19-08, holders of Investor share class of the former Robeco Large Cap Value Fund
(the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock
Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Investor share class of the Predecessor Fund was redesignated as that of John Hancock Disciplined
Value Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

20 Disciplined Value Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$13.30	$11.91	$7.88	$8.82
Net investment income (loss)[2]	—[3]	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	0.74	1.51	4.06	(0.96)
Total from investment operations	0.74	1.46	4.03	(0.94)
Less distributions
From net realized gain	(0.31)	(0.07)	—	—
Net asset value, end of period	$13.73	$13.30	$11.91	$7.88
Total return (%)[4,5]	5.99	12.28	51.14	(10.66)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$8	$5	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14	2.27	2.58	4.24[8]
Expenses net of fee waivers	2.05	2.05	2.12	2.07[8]
Expenses net of fee waivers and credits	2.05	2.05	2.05	2.05[8]
Net investment income (loss)	0.01	(0.45)	(0.25)	1.18[8]
Portfolio turnover (%)	44	50	59	52[9]

1 The inception date for Class B shares is 12-22-08.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS C SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$13.30	$11.91	$7.87	$8.82
Net investment income (loss)[2]	0.01	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	0.74	1.51	4.07	(0.97)
Total from investment operations	0.75	1.46	4.04	(0.95)
Less distributions
From net realized gain	(0.31)	(0.07)	—	—
Net asset value, end of period	$13.74	$13.30	$11.91	$7.87
Total return (%)[3]	6.07	12.28[4]	51.33[4]	(10.77)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$30	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.02	2.07	2.24	4.41[7]
Expenses net of fee waivers	2.02	2.05	2.08	2.06[7]
Expenses net of fee waivers and credits	2.02	2.05	2.05	2.05[7]
Net investment income (loss)	0.04	(0.45)	(0.27)	1.26[7]
Portfolio turnover (%)	44	50	59	52[8]

1 The inception date for Class C shares is 12-22-08.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Annual report | Disciplined Value Fund 21

CLASS I SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1,2]	8-31-08[3]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.03	$7.90	$12.08	$15.34	$14.53
Net investment income[4]	0.15	0.09	0.11	0.09	0.18	0.20
Net realized and unrealized gain (loss)
on investments	0.75	1.54	4.08	(4.10)	(1.84)	2.02
Total from investment operations	0.90	1.63	4.19	(4.01)	(1.66)	2.22
Less distributions
From net investment income	(0.12)	(0.07)	(0.06)	(0.17)	(0.20)	(0.17)
From net realized gain	(0.31)	(0.07)	—	—	(1.40)	(1.24)
Total distributions	(0.43)	(0.14)	(0.06)	(0.17)	(1.60)	(1.41)
Net asset value, end of period	$13.99	$13.52	$12.03	$7.90	$12.08	$15.34
Total return (%)	7.27	13.66	53.14[5]	(33.33)[5,6]	(11.99)[5]	15.70[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$711	$399	$158	$33	$44	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.88	0.86	0.88	1.37[7]	1.14	1.07
Expenses net of fee waivers and credits	0.88	0.86	0.80	0.75[7]	0.75	0.75
Net investment income	1.18	0.75	1.01	1.72[7]	1.37	1.20
Portfolio turnover (%)	44	50	59	52[8]	78	62

1 For the seven-month period ended 3-31-09. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 12-19-08, holders of Institutional share class of the former Robeco Large Cap
Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of
John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Institutional share class of the Predecessor Fund was redesignated as that of John
Hancock Disciplined Value Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS I2 SHARES Period ended	3-31-12	3-31-11	3-31-10	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$13.53	$12.04	$7.90	$8.82
Net investment income[2]	0.15	0.09	0.11	0.05
Net realized and unrealized gain (loss) on investments	0.75	1.54	4.09	(0.97)
Total from investment operations	0.90	1.63	4.20	(0.92)
Less distributions
From net investment income	(0.13)	(0.07)	(0.06)	—
From net realized gain	(0.31)	(0.07)	—	—
Total distributions	(0.44)	(0.14)	(0.06)	—
Net asset value, end of period	$13.99	$13.53	$12.04	$7.90
Total return (%)[3]	7.24	13.65	53.27	(10.43)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$23	$19	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	1.13	5.08[6]
Expenses net of fee waivers and credits	0.85	0.85	0.75	0.75[6]
Net investment income	1.21	0.74	0.99	2.23[6]
Portfolio turnover (%)	44	50	59	52[7]

1 The inception date for Class I2 shares is 12-22-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

22 Disciplined Value Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.05	$9.01
Net investment income[2]	0.06	—[3]	0.02
Net realized and unrealized gain on investments	0.74	1.54	3.02
Total from investment operations	0.80	1.54	3.04
Less distributions
From net investment income	(0.02)	—	—
From net realized gain	(0.31)	(0.07)	—
Total distributions	(0.33)	(0.07)	—
Net asset value, end of period	$13.99	$13.52	$12.05
Total return (%)[4]	6.41	12.80	33.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16	3.21	2.96[7]
Expenses net of fee waivers and credits	1.65	1.61	1.50[7]
Net investment income	0.45	0.01	0.29[7]
Portfolio turnover (%)	44	50	59[8]

1 The inception date for Class R1 shares is 7-13-09.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R2 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$13.49
Net investment income[2]	—[3]
Net realized and unrealized gain on investments	0.51
Total from investment operations	0.51
Net asset value, end of period	$14.00
Total return (%)[4]	3.78[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.96[7]
Expenses net of fee waivers and credits	1.40[7]
Net investment income	0.41[7]
Portfolio turnover (%)	44[8]

1 Period from 3-1-12 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Disciplined Value Fund 23

CLASS R3 SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.04	$8.98
Net investment income[2]	0.07	0.01	0.04
Net realized and unrealized gain on investments	0.75	1.54	3.02
Total from investment operations	0.82	1.55	3.06
Less distributions
From net investment income	(0.04)	—[3]	—
From net realized gain	(0.31)	(0.07)	—
Total distributions	(0.35)	(0.07)	—
Net asset value, end of period	$13.99	$13.52	$12.04
Total return (%)[4]	6.52	12.93	34.08[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.16	20.34	10.23[7]
Expenses net of fee waivers and credits	1.55	1.52	1.40[7]
Net investment income	0.54	0.10	0.43[7]
Portfolio turnover (%)	44	50	59[8]

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R4 SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.52	$12.04	$8.98
Net investment income[2]	0.11	0.05	0.07
Net realized and unrealized gain on investments	0.75	1.54	3.02
Total from investment operations	0.86	1.59	3.09
Less distributions
From net investment income	(0.08)	(0.04)	(0.03)
From net realized gain	(0.31)	(0.07)	—
Total distributions	(0.39)	(0.11)	(0.03)
Net asset value, end of period	$13.99	$13.52	$12.04
Total return (%)[3]	6.86	13.25	34.42[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35	2.81	2.88[5]
Expenses net of fee waivers and credits	1.25	1.20	1.10[5]
Net investment income	0.85	0.40	0.75[5]
Portfolio turnover (%)	44	50	59[6]

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

24 Disciplined Value Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.53	$12.04	$8.98
Net investment income[2]	0.15	0.08	0.10
Net realized and unrealized gain on investments	0.74	1.55	3.02
Total from investment operations	0.89	1.63	3.12
Less distributions
From net investment income	(0.11)	(0.07)	(0.06)
From net realized gain	(0.31)	(0.07)	—
Total distributions	(0.42)	(0.14)	(0.06)
Net asset value, end of period	$14.00	$13.53	$12.04
Total return (%)	7.20	13.61[3]	34.77[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$33	$15	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	1.23	9.54[6]
Expenses net of fee waivers and credits	0.90	0.94	0.80[6]
Net investment income	1.19	0.59	1.03[6]
Portfolio turnover (%)	44	50	59[7]

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R6 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.19
Net investment income[2]	0.10
Net realized and unrealized gain on investments	2.15
Total from investment operations	2.25
Less distributions
From net investment income	(0.13)
From net realized gain	(0.31)
Total distributions	(0.44)
Net asset value, end of period	$14.00
Total return (%)[3]	19.09[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32[5]
Expenses net of fee waivers and credits	0.86[5]
Net investment income	1.31[5]
Portfolio turnover (%)	44[6]

1 Period from 9-1-11 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Disciplined Value Fund 25

CLASS NAV SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$13.53	$12.04	$9.18
Net investment income[2]	0.16	0.10	0.10
Net realized and unrealized gain on investments	0.75	1.54	2.82
Total from investment operations	0.91	1.64	2.92
Less distributions
From net investment income	(0.13)	(0.08)	(0.06)
From net realized gain	(0.31)	(0.07)	—
Total distributions	(0.44)	(0.15)	(0.06)
Net asset value, end of period	$14.00	$13.53	$12.04
Total return (%)	7.38	13.71	31.89[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$338	$405	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.79	0.83[5]
Expenses net of fee waivers and credits	0.77	0.79	0.75[5]
Net investment income	1.28	0.82	1.05[5]
Portfolio turnover (%)	44	50	59[6]

1 The inception date for Class NAV shares is 5-29-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

26 Disciplined Value Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares. Effective at the close of business on December 20, 2011, Class ADV shares were liquidated.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments are categorized as Level 1, except for repurchase agreements which are categorized as Level 2, under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

Annual report | Disciplined Value Fund 27

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the line of credit.

28 Disciplined Value Fund | Annual report

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $57,465,809 available to offset future net realized capital gains as of March 31, 2012. Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year. The loss carryforward expires as follows: March 31, 2016 — $14,852,134 and March 31, 2017 — $42,613,675.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2012 and 2011 was as follows:

	MARCH 31, 2012	MARCH 31, 2011

Ordinary Income	$13,175,687	$5,622,674
Long-Term Capital Gain	38,594,736	6,606,921

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $4,674,252 of undistributed ordinary income and $27,731,288 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Disciplined Value Fund 29

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.725% of the next $500,000,000; (c) 0.700% of the next $500,000,000; (d) 0.675% of the next $1,000,000,000; and (e) 0.650% of the Fund’s average daily net assets in excess of $2,500,000,000 The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to reimburse or limit certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements and limits are such that these expenses will not exceed 1.30%, 2.05%, 2.05%, 0.99%, 0.85%, 1.65%, 1.40%, 1.55%, 1.25%, 0.95%, 0.86% and 1.00% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2012 for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R3, Class R4 and Class R5 shares and June 30, 2013 for Class R2 and Class R6 shares. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that the above expenses would not exceed 0.90% for Class I shares. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that the above expenses would not exceed 1.64%, 1.54%, 1.24% and 0.94% for Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the limits for the remainder of the share classes above were unchanged.

30 Disciplined Value Fund | Annual report

For the year ended March 31, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	—
Class B	$7,363
Class C	—
Class I	—
Class I2	17,808
Class R1	10,644
Class R2	1,216
Class R3	13,726
Class R4	12,638
Class R5	—
Class R6	8,864
Class ADV	17,975
Total	$90,234

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to a net annual effective rate of 0.72% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees and 0.00% is charged to Class R2 shares for service fees.

Annual report | Disciplined Value Fund 31

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $690,591 for the year ended March 31, 2012. Of this amount, $58,231 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $624,785 was paid as sales commissions to broker-dealers and $7,575 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2012, CDSCs received by the Distributor amounted to $24,038 and $5,202 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,736,791	$1,358,809	$40,004	$88,123
Class B	84,545	16,528	13,560	767
Class C	341,986	66,868	15,435	2,384
Class I	—	455,505	49,941	15,895
Class I2	—	20,396	13,907	463
Class R1	14,415	723	13,368	243
Class R2	21	3	1,241	3
Class R3	924	49	13,799	61
Class R4	3,840	400	13,799	61
Class R5	6,877	7,925	13,799	751
Class R6	—	214	9,140	15
Class ADV	65	50	17,792	131

Total	$2,189,464	$1,927,470	$215,785	$108,897

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

32 Disciplined Value Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2012 and 2011 were as follows:

		Year ended 3-31-12		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	47,165,205	$613,909,671	36,716,106	$445,364,310
Distributions reinvested	1,509,990	18,225,580	286,656	3,680,665
Repurchased	(17,591,855)	(227,625,452)	(6,747,902)	(84,227,777)

Net increase	31,083,340	$404,509,799	30,254,860	$364,817,198

Class B shares

Sold	294,727	$3,720,698	243,352	$2,966,977
Distributions reinvested	16,172	187,440	2,470	30,553
Repurchased	(190,036)	(2,322,193)	(87,333)	(1,047,461)

Net increase	120,863	$1,585,945	158,489	$1,950,069

Class C shares

Sold	1,390,989	$17,717,572	1,078,990	$13,057,994
Distributions reinvested	60,818	705,490	8,799	108,844
Repurchased	(843,283)	(10,209,275)	(384,621)	(4,559,653)

Net increase	608,524	$8,213,787	703,168	$8,607,185

Class I shares

Sold	31,759,192	$403,682,504	19,998,813	$232,555,941
Distributions reinvested	1,547,013	18,208,343	273,381	3,425,460
Repurchased	(12,037,630)	(153,493,373)	(3,865,108)	(47,125,267)

Net increase	21,268,575	$268,397,474	16,407,086	$188,856,134

Class I2 shares

Sold	82,853	$1,075,000	157,294	$1,966,666
Distributions reinvested	61,419	722,904	17,994	225,645
Repurchased	(84,676)	(1,095,000)	(18,139)	(225,000)

Net increase	59,596	$702,904	157,149	$1,967,311

Class R1 shares

Sold	150,887	$1,802,459	88,526	$1,050,353
Distributions reinvested	5,864	69,191	445	5,586
Repurchased	(30,750)	(391,643)	(12,676)	(152,985)

Net increase	126,001	$1,480,007	76,295	$902,954

Class R2 shares[1]

Sold	7,413	$100,000	—	—
Net increase	7,413	$100,000	—	—

Class R3 shares

Sold	17,304	$218,440	7,879	$97,121
Distributions reinvested	388	4,579	28	353
Repurchased	(7,449)	(84,238)	(3,295)	(44,100)

Net increase	10,243	$138,781	4,612	$53,374

Class R4 shares

Sold	43,619	$550,529	39,785	$482,048
Distributions reinvested	3,397	40,021	620	7,780
Repurchased	(22,892)	(291,837)	(22,003)	(271,391)

Net increase	24,124	$298,713	18,402	$218,437

Annual report | Disciplined Value Fund 33

		Year ended 3-31-12		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	1,721,488	$21,976,086	1,183,682	$15,138,724
Distributions reinvested	73,217	862,499	109	1,366
Repurchased	(535,361)	(7,318,050)	(99,788)	(1,314,672)

Net increase	1,259,344	$15,520,535	1,084,003	$13,825,418

Class R6 shares[2]

Sold	105,937	$1,240,727	—	—
Distributions reinvested	3,265	38,455	—	—
Repurchased	(13,123)	(158,206)	—	—

Net increase	96,079	$1,120,976	—	—

Class ADV shares

Distributions reinvested	102	$1,200	29	$354
Repurchased	(2,975)	(34,754)	—	—

Net increase (decrease)	(2,873)	($33,554)	29	$354

Class NAV shares

Sold	884,501	$11,692,753	11,061,089	$124,314,742
Distributions reinvested	937,616	11,045,111	350,468	4,394,874
Repurchased	(7,635,342)	(94,395,646)	(384,097)	(4,795,972)

Net increase (decrease)	(5,813,225)	($71,657,782)	11,027,460	$123,913,644

Net increase	48,848,004	$630,377,585	59,891,553	$705,112,078

1 Period from 3-1-12 (inception date) to 3-31-12.

2 Period from 9-1-11 (inception date) to 3-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R2 and Class NAV on March 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,272,796,260 and $705,894,026, respectively, for the year ended March 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At March 31, 2012, John Hancock Lifestyle Growth Portfolio had an affiliate ownership concentration of 7.07% of the Fund’s net assets.

34 Disciplined Value Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Fund (the “Fund”) at March 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the fiscal periods ending March 31, 2009, 2010, 2011 and 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending on and before August 31, 2008 were audited by another independent registered public accounting firm, whose report dated October 30, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

Annual report | Disciplined Value Fund 35

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund paid $38,594,736 in capital gain dividends.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This Form will reflect the tax character of all distributions paid in calendar year 2012.

36 Disciplined Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Disciplined Value Fund 37

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

38 Disciplined Value Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Disciplined Value Fund 39

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

40 Disciplined Value Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Robeco Investment Management, Inc.
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee †Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Disciplined Value Fund 41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	3400A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

John Hancock

MUTUAL FUNDS

John Hancock
Core High Yield Fund

Annual Report

3.31.12

A look at performance

Total returns for the period ended March 31, 2012

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[2]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]	3-31-12	3-31-12

Class A	3.30	—	—	18.66	3.30	—	—	64.84	7.86	6.80

Class I3	8.39	—	—	20.93	8.39	—	—	74.20	8.55	–26.93

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 4.5%. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.18	0.87
Gross (%)	1.77	63.11

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Core High Yield Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I [3]	4-30-09	$17,420	$17,420	$17,278

Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 4-30-09.

2 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

3 For certain types of investors, as described in the Fund’s prospectus.

Annual report | Core High Yield Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

The 12 months ended March 31, 2012, represented an extremely volatile period for high-yield bonds, as macroeconomic concerns dominated trading and led to a series of “risk-on/risk-off” market moves. Worry about the ongoing European sovereign debt crisis, the pace of economic growth and other challenges meant high-yield bonds and other risk assets endured some very difficult months. But signs of better economic growth in the U.S. and coordinated central bank actions to provide liquidity for troubled European banks led to a sharp rebound by risk markets beginning in late 2011.

For the 12 months ended March 31, 2012, John Hancock Core High Yield Fund’s Class A shares posted a total return of 8.12%, excluding sales charges. At the same time, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index, the Fund’s benchmark, returned 5.63%. The average return of the high-yield bond funds tracked by Morningstar, Inc. was 4.62%. The key theme explaining the Fund’s solid performance was security selection among what we believed to be attractively valued, well-structured credits. A number of these securities benefited from improving economic and consumer conditions, such as gaming concerns MTR Gaming and Circus Circus Enterprises, a casino owned by Mandalay Resort Group. We sold the Fund’s stakes in MTR Gaming. Similarly, the Fund had exposure to a number of commodity-related firms whose securities did well as better economic growth meant commodity prices generally strengthened. Good examples are driller Offshore Group Investments, Ltd., Connacher Oil and Gas, which we sold, and Optima Specialty Steel. At the other end of the spectrum, the leading detractor for the period was a stake in OnCure Holdings, Inc., which manages cancer treatment centers in the U.S. OnCure’s securities suffered as the company had a dispute with a supplier that could negatively affect OnCure’s cost structure and earnings. A stake in energy trader Dynegy Holdings LLC also hurt performance after the firm filed for bankruptcy in a bid to restructure its debt. Another notable detractor was Geokinetics Holdings USA, Inc., which faced difficult business conditions and saw its debt downgraded several notches by Standard & Poor’s during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to market conditions. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Core High Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,116.90	$6.56

Class I	1,000.00	1,118.60	4.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Core High Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,018.80	$6.26

Class I	1,000.00	1,020.40	4.70

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.24% and 0.93% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Core High Yield Fund | Annual report

Portfolio summary

Top 10 Issuers (44.8% of Net Assets on 3-31-12)[1,2]

Columbus International, Inc.	5.2%	Kratos Defense & Security

TMX Finance LLC	5.1%	Solutions, Inc.	4.0%

BioScrip, Inc.	5.0%	Reddy Ice Corp.	4.0%

Southern States Cooperative, Inc.	5.0%	Goodman Networks, Inc.	3.7%

Mandalay Resort Group	4.7%	Reliance Intermediate Holdings LP	3.4%

Alliance One International, Inc.	4.7%

Sector Composition[1,3]

Consumer Staples	18.4%	Energy	7.7%

Consumer Discretionary	16.4%	Telecommunication Services	5.3%

Industrials	15.3%	Information Technology	1.2%

Financials	13.2%	Utilities	1.0%

Health Care	9.4%	Short-Term Investments & Other	4.3%

Materials	7.8%

Quality Composition[1,4]

BB	10.5%

B	61.5%

CCC & Below	21.9%

Not Rated	1.7%

Short-Term Investments & Other	4.4%

1 As a percentage of net assets on 3-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All are as of 3-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Core High Yield Fund	11

Fund’s investments

As of 3-31-12

	Rate	Maturity
	(%)	date	Par value	Value

Corporate Bonds 93.3%				$15,039,686

(Cost $14,397,908)

Consumer Discretionary 15.8%				2,549,753

Auto Components 1.6%

UCI International, Inc.	8.625	02-15-19	$250,000	256,873

Diversified Consumer Services 1.5%

Monitronics International, Inc. (S)	9.125	04-01-20	250,000	253,125

Hotels, Restaurants & Leisure 7.0%

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	250,000	272,500

Mandalay Resort Group	7.625	07-15-13	750,000	761,250

Marina District Finance Company, Inc.	9.875	08-15-18	100,000	89,750

Media 5.7%

American Media, Inc. (S)	11.500	12-15-17	94,000	84,130

Columbus International, Inc. (S)	11.500	11-20-14	750,000	832,125

Consumer Staples 18.4%				2,961,275

Food Products 10.6%

Del Monte Corp.	7.625	02-15-19	250,000	248,750

Reddy Ice Corp.	11.250	03-15-15	680,000	649,400

Southern States Cooperative, Inc. (S)	11.250	05-15-15	750,000	800,625

Tobacco 7.8%

Alliance One International, Inc.	10.000	07-15-16	750,000	753,750

North Atlantic Trading Company, Inc. (S)	11.500	07-15-16	500,000	508,750

Energy 7.6%				1,226,563

Energy Equipment & Services 4.5%

Geokinetics Holdings USA, Inc.	9.750	12-15-14	250,000	188,125

Offshore Group Investments, Ltd.	11.500	08-01-15	250,000	275,000

Pioneer Drilling Company	9.875	03-15-18	250,000	265,000

Oil, Gas & Consumable Fuels 3.1%

Energy Partners, Ltd.	8.250	02-15-18	250,000	253,438

Green Field Energy Services, Inc. (S)	13.000	11-15-16	250,000	245,000

Financials 13.2%				2,119,000

Consumer Finance 5.2%

TMX Finance LLC	13.250	07-15-15	750,000	828,750

Diversified Financial Services 4.8%

CNG Holdings, Inc. (S)	12.250	02-15-15	200,000	216,500

Reliance Intermediate Holdings LP (S)	9.500	12-15-19	500,000	552,500

12	Core High Yield Fund | Annual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value	Value
Real Estate Management & Development 3.2%

Kennedy-Wilson, Inc.	8.750	04-01-19	$500,000	$521,250

Health Care 9.4%				1,518,375

Health Care Equipment & Supplies 1.5%

Apria Healthcare Group, Inc.	12.375	11-01-14	250,000	249,375

Health Care Providers & Services 7.9%

American Renal Holdings Company, Inc.	8.375	05-15-18	100,000	106,375

BioScrip, Inc.	10.250	10-01-15	750,000	811,875

OnCure Holdings, Inc.	11.750	05-15-17	175,000	114,625

Radiation Therapy Services, Inc.	9.875	04-15-17	150,000	120,375

Radnet Management, Inc.	10.375	04-01-18	50,000	49,750

Rotech Healthcare, Inc.	10.500	03-15-18	100,000	66,000

Industrials 13.6%				2,193,052

Aerospace & Defense 4.0%

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	600,000	649,500

Commercial Services & Supplies 3.9%

Casella Waste Systems, Inc.	7.750	02-15-19	100,000	99,000

Garda World Security Corp. (S)	9.750	03-15-17	100,000	106,500

The Sheridan Group, Inc.	12.500	04-15-14	486,312	414,581

Marine 1.7%

Commercial Barge Line Company	12.500	07-15-17	250,000	280,938

Professional Services 1.8%

TransUnion LLC	11.375	06-15-18	250,000	293,125

Trading Companies & Distributors 2.2%

FGI Operating Company, Inc.	10.250	08-01-15	325,000	349,408

Information Technology 1.2%				195,730

IT Services 1.2%

Unisys Corp.	12.500	01-15-16	184,000	195,730

Materials 7.8%				1,260,438

Construction Materials 1.6%

Summit Materials LLC (S)	10.500	01-31-20	250,000	261,250

Metals & Mining 2.8%

AM Castle & Company (S)	12.750	12-15-16	75,000	81,188

Novelis, Inc.	8.750	12-15-20	100,000	109,500

Optima Specialty Steel, Inc. (S)	12.500	12-15-16	250,000	262,500

Paper & Forest Products 3.4%

UPM-Kymmene OYJ (S)	7.450	11-26-27	600,000	546,000

Telecommunication Services 5.3%				849,250

Diversified Telecommunication Services 1.5%

Wind Acquisition Finance SA (S)	11.750	07-15-17	250,000	246,250
Wireless Telecommunication Services 3.8%

Goodman Networks, Inc. (S)	12.125	07-01-18	600,000	603,000

Utilities 1.0%				166,250

Independent Power Producers & Energy Traders 1.0%

Dynegy Holdings LLC (H)	8.375	05-01-16	250,000	166,250

See notes to financial statements	Annual report | Core High Yield Fund	13

	Rate	Maturity
	(%)	date	Par value	Value

Convertible Bonds 1.7%				$267,000

(Cost $295,507)

Industrials 1.7%				267,000
Sea Trucks Group (10.000% Steps up to
11.000% on 7-31-12)	11.000	01-31-15	$300,000	267,000

Term Loans (M) 0.6%				$99,750

(Cost $97,559)

Consumer Discretionary 0.6%				99,750
Fertitta Morton’s Restaurants, Inc.	8.750%	02-02-17	$100,000	99,750

			Shares	Value

Warrants 0.1%				$16,250

(Cost $17,500)

Energy 0.1%				16,250
Green Field Energy Services, Inc. (Strike Price: $0.01,
Expiration Date: 11-15-21) (I)			250	16,250

			Par value	Value

Short-Term Investments 0.9%				$143,000

(Cost $143,000)

Repurchase Agreement 0.9%				143,000
Repurchase Agreement with State Street Corp. dated 3-30-12 at
0.010% to be repurchased at $143,000 on 4-2-12, collateralized by $145,000 U.S. Treasury Notes, 1.500% due 12-31-13 (valued at
$148,511 including interest)			$143,000	143,000

Total investments (Cost $14,951,474)† 96.6%				$15,565,686

Other assets and liabilities, net 3.4%				$550,574

Total net assets 100.0%				$16,116,260

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,599,443 or 34.7% of the Fund’s net assets as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $14,952,967. Net unrealized appreciation aggregated $612,719, of which $951,621 related to appreciated investment securities and $338,902 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 3-31-12:

United States	82.4%
Barbados	5.2%
Canada	4.1%
Finland	3.4%
Cayman Islands	1.7%
Nigeria	1.7%
Luxembourg	1.5%

14	Core High Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $14,951,474)	$15,565,686
Cash	772
Receivable for fund shares sold	281,187
Interest receivable	427,320
Receivable due from adviser	1,302
Other receivables and prepaid expenses	46,139

Total assets	16,322,406

Liabilities

Payable for fund shares repurchased	124
Distributions payable	124,311
Payable to affiliates
Accounting and legal services fees	261
Transfer agent fees	2,660
Trustees’ fees	76
Other liabilities and accrued expenses	78,714

Total liabilities	206,146

Net assets

Paid-in capital	$15,326,213
Undistributed net investment income	4,269
Accumulated net realized gain on investments	171,566
Net unrealized appreciation (depreciation) on investments	614,212

Net assets	$16,116,260

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($15,990,210 ÷ 1,520,108 shares)	$10.52
Class I ($126,050 ÷ 11,982 shares)	$10.52

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[1]	$11.02

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Core High Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,799,958

Total investment income	1,799,958

Expenses

Investment management fees	105,736
Distribution and service fees	40,600
Accounting and legal services fees	2,170
Transfer agent fees	31,673
Trustees’ fees	1,154
State registration fees	1,577
Printing and postage	247
Professional fees	58,675
Custodian fees	12,050
Registration and filing fees	14,227
Other	6,033

Total expenses	274,142
Less expense reductions	(72,334)

Net expenses	201,808

Net investment income	1,598,150

Realized and unrealized gain (loss)

Net realized gain on
Investments	738,397
738,397
Change in net unrealized appreciation (depreciation) of
Investments	(1,121,740)

(1,121,740)

Net realized and unrealized loss	(383,343)

Increase in net assets from operations	$1,214,807

16	Core High Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-12	3-31-11

Increase (decrease) in net assets

From operations
Net investment income	$1,598,150	$1,745,119
Net realized gain	738,397	1,053,074
Change in net unrealized appreciation (depreciation)	(1,121,740)	298,683

Increase in net assets resulting from operations	1,214,807	3,096,876

Distributions to shareholders
From net investment income
Class A	(1,553,413)	(1,775,169)
Class I	(2,686)	(3,068)
From net realized gain
Class A	(910,315)	(1,675,553)
Class I	(1,520)	(2,797)

Total distributions	(2,467,934)	(3,456,587)

From Fund share transactions	337,709	—

Total decrease	(915,418)	(359,711)

Net assets

Beginning of year	17,031,678	17,391,389

End of year	$16,116,260	$17,031,678

Undistributed net investment income	$4,269	$5,697

See notes to financial statements	Annual report | Core High Yield Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.35	$11.59	$10.00
Net investment income[2]	1.07	1.16	0.99
Net realized and unrealized gain (loss) on investments	(0.25)	0.92	2.21
Total from investment operations	0.82	2.08	3.20
Less distributions
From net investment income	(1.04)	(1.20)	(0.98)
From net realized gain	(0.61)	(1.12)	(0.63)
Total distributions	(1.65)	(2.32)	(1.61)
Net asset value, end of period	$10.52	$11.35	$11.59
Total return (%)[3,4]	8.12	19.34	33.75[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$17	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.55	1.36[6]
Expenses net of fee waivers	1.24	1.21	1.13[6]
Net investment income	9.82	9.99	9.82[6]
Portfolio turnover (%)	64	207	389

1 Period from 4-30-09 (inception date) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

CLASS I SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$11.36	$11.59	$10.00
Net investment income[2]	1.10	1.21	1.02
Net realized and unrealized gain (loss) on investments	(0.26)	0.92	2.20
Total from investment operations	0.84	2.13	3.22
Less distributions
From net investment income	(1.07)	(1.24)	(1.00)
From net realized gain	(0.61)	(1.12)	(0.63)
Total distributions	(1.68)	(2.36)	(1.63)
Net asset value, end of period	$10.52	$11.36	$11.59
Total return (%)[3]	8.39	19.87	34.08[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.23	1.35	3.52[6]
Expenses net of fee waivers	0.90	0.85	0.85[6]
Net investment income	10.17	10.35	10.10[6]
Portfolio turnover (%)	64	207	389

1 Period from 4-30-09 (inception date) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

18	Core High Yield Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Core High Yield Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek total return, consisting of a high level of current income and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | Core High Yield Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$2,549,753	—	$2,549,753	—
Consumer Staples	2,961,275	—	2,961,275	—
Energy	1,226,563	—	1,226,563	—
Financials	2,119,000	—	2,119,000	—
Health Care	1,518,375	—	1,518,375	—
Industrials	2,193,052	—	2,193,052	—
Information Technology	195,730	—	195,730	—
Materials	1,260,438	—	1,260,438	—
Telecommunication
Services	849,250	—	849,250	—
Utilities	166,250	—	166,250	—
Convertible Bonds
Industrials	267,000	—	—	$267,000
Term Loans	99,750	—	99,750	—
Warrants	16,250	—	16,250	—
Short-Term Investments	143,000	—	143,000	—

Total Investments in
Securities	$15,565,686	—	$15,298,686	$267,000

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

CONVERTIBLE BONDS

Balance as of 3-31-11	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	($36,000)
Purchases	—
Sales	—
Transfers into Level 3	303,000
Transfers out of Level 3	—
Balance as of 3-31-12	$267,000
Change in unrealized at period end*	($36,000)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last

20	Core High Yield Fund | Annual report

bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the lines of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily

Annual report | Core High Yield Fund	21

and pays them monthly. Capital gains distributions, if any, are paid annually. The tax character of distributions for the years ended March 31, 2012 and March 31, 2011 was as follows:

	MARCH 31, 2012	MARCH 31, 2011

Ordinary Income	$1,833,029	$3,318,242
Long-Term Capital Gain	634,905	138,345

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $217,997 of undistributed ordinary income and $83,711 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, distributions payable and tender consent fees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the Fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the Fund’s average daily net assets; (c) 0.600% of the next $500,000,000 of the Fund’s average daily net assets; (d) 0.550% of the next $1,500,000,000 of the Fund’s average daily net assets; and (e) 0.525% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

22	Core High Yield Fund | Annual report

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.18% for Class A shares and 0.87% for Class I shares. From August 1, 2011 until March 1, 2012, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.25% for Class A shares and 0.94% for Class I shares. Prior to August 1, 2011, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.25% for Class A shares and 0.84% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2013. In addition, the Adviser has voluntarily agreed to limit the Fund’s total expenses, excluding management fees, transfer agent fees, distribution and service fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 0.19% of the Fund’s average daily net asset value, on an annual basis. The voluntary fee waiver and/or reimbursement may be amended or terminated at any time by the Adviser.

Accordingly, the expense reductions or reimbursements related to these agreements were $71,431 and $903, for Class A and Class I shares, respectively, for the year ended March 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to a net effective rate of 0.21% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to an annual rate of 0.30% of average daily net assets for Class A shares for distribution and service fees. Currently, only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $524 for the year ended March 31, 2012. Of this amount, $78 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $446 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes:

Annual report | Core High Yield Fund	23

Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$40,600	$31,647	$789	$246
Class I	—	26	788	1

Total	$40,600	$31,673	$1,577	$247

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended March 31, 2012 and March 31, 2011 were as follows:

	Year ended 3-31-12		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	22,608	$237,953	—	—
Distributions reinvested	12	130	—	—
Repurchased	(12)	(124)	—	—

Net increase	22,608	$237,959	—	—

Class I shares

Sold	9,482	$99,750	—	—

Net increase	9,482	$99,750	—	—

Net increase	32,090	$337,709	—	—

Affiliates of the Fund owned 99% and 100% of shares of beneficial interest of Class A and Class I, respectively, on March 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $10,187,487 and $11,653,459, respectively, for the year ended March 31, 2012.

24	Core High Yield Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Core High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Core High Yield Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and agent bank, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

Annual report | Core High Yield Fund	25

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund paid $634,905 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

26	Core High Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Core High Yield Fund	27

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

28	Core High Yield Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Core High Yield Fund	29

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

30	Core High Yield Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	John Hancock Asset Management
Dr. John A. Moore,* Vice Chairman	a division of Manulife Asset Management
Patti McGill Peterson*	(North America) Limited
Gregory A. Russo
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Keith F. Hartstein	Custodian
President and Chief Executive Officer	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Senior Vice President and Chief Operating Officer	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Core High Yield Fund	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Core High Yield Fund.	3460A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

John Hancock
MUTUAL FUNDS

John Hancock
Small Company Fund

Annual Report
3.31.12

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	–7.58	1.08	5.73	–7.58	5.54	74.63

Class I1,2	–2.34	2.47	6.67	–2.34	12.99	90.65

Class R1[1,2]	–3.09	1.70	5.83	–3.09	8.77	76.30

Class R2[1,2]	–4.17	0.59	4.70	–4.17	3.00	58.22

Class R3[1,2]	–2.95	1.81	5.94	–2.95	9.37	78.15

Class R4[1,2]	–2.66	2.10	6.26	–2.66	10.97	83.47

Class R5[1,2]	–2.34	2.41	6.58	–2.34	12.67	89.08

Class R6[1,2]	–2.35	2.52	6.69	–2.35	13.24	91.17

Class ADV[1,2]	–2.61	2.04	6.14	–2.61	10.63	81.38

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, Class I, Class R1, Class R3, Class R4, Class R5 and Class ADV shares and 6-30-13 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class ADV
Net (%)	1.50	1.04	1.80	1.55	1.70	1.40	1.10	1.04	1.34
Gross (%)	1.55	1.15	7.00	2.99*	2.96	7.16	3.57	1.10*	4.97

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Small Company Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	3-31-02	$19,065	$19,065	$18,681

Class R1[2]	3-31-02	17,630	17,630	18,681

Class R2[2]	3-31-02	15,822	15,822	18,681

Class R3[2]	3-31-02	17,815	17,815	18,681

Class R4[2]	3-31-02	18,347	18,347	18,681

Class R5[2]	3-31-02	18,908	18,908	18,681

Class R6[2]	3-31-02	19,117	19,117	18,681

Class ADV[2]	3-31-02	18,138	18,138	18,681

Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 12-11-09, through a reorganization, the Fund acquired all of the assets of the FMA Small Company Portfolio (the Predecessor Fund). On that date, the Predecessor Fund offered its Investor share class in exchange for Class A shares and the Institutional share class in exchange for Class I shares. Class A, Class I and Class ADV shares were first offered on 12-14-09. The Class A and Class ADV returns prior to that date are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares, respectively. The Predecessor Fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The Class I returns prior to 5-1-08 are those of the Predecessor Fund’s Investor shares that have been recalculated to apply the gross fees and expenses of Class I shares. The inception date of Class R1, Class R3, Class R4 and Class R5 shares is 4-30-10. The inception dates for Class R6 and R2 are 9-1-11 and 3-1-12, respectively; returns prior to that date are those of Class A shares recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | Small Company Fund	7

Management’s discussion of

Fund performance

By Fiduciary Management Associates, LLC

The 12-month period ended March 31, 2012 was characterized by two very different sets of market conditions. The period’s first half witnessed several extremely disruptive world events, most notably the ongoing sovereign debt crisis in Europe. In the United States, unemployment remained stubbornly high and the economy’s recovery appeared vulnerable. Against this backdrop, stock prices lost considerable ground. In the second half of the reporting period, efforts by European policymakers to resolve the continent’s debt crisis were generally greeted with enthusiasm by investors, while an increasingly favorable economic picture began to emerge in the United States. In response, investors grew more confident, creating a positive environment for the small-cap stock market.

For the 12-month period ended March 31, 2012, John Hancock Small Company Fund’s Class A shares declined 2.71%, excluding sales charges. That performance lagged the –0.32% result of the average small blend fund, according to Morningstar, Inc., as well as the –0.18% result of the Fund’s benchmark, the Russell 2000 Index. The Fund’s underperformance relative to the benchmark was largely the result of disappointing stock selection in two sectors that are historically sensitive to the health of the overall economy — financials and materials. In materials, the Fund was hurt most by positions in metals recycler Schnitzer Steel Industries, Inc. and aluminum producer Century Aluminum Co., both of which we sold. In financials, the Fund’s performance relative to the benchmark index was hampered most notably by prematurely selling the Fund’s positions in lodging real estate investment trust LaSalle Hotel Properties and other companies that investors deemed more risky during the market’s downturn, but which rallied in the period’s second half.

On the positive side, several of the biggest contributors to the Fund’s performance in relative terms were health care stocks Questcor Pharmaceuticals, Inc. and American Medical Systems Holdings Inc., which was acquired by Endo Pharmaceuticals. The Fund no longer holds the latter position. In the industrials sector, Woodward, Inc. was a notable outperformer for the Fund, while technology holding SolarWinds Inc. and financial company Delphi Financial Group, Inc. (which we sold), also supported results. We also sold Woodward and SolarWinds as they grew too large for the Fund’s small-cap focus.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Small Company Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,266.50	$8.50

Class I	1,000.00	1,269.30	5.90

Class R1	1,000.00	1,019.50	9.09

Class R3	1,000.00	1,265.10	9.63

Class R4	1,000.00	1,267.20	7.94

Class R5	1,000.00	1,269.40	6.24

Class R6	1,000.00	1,264.30	5.89

Class ADV	1,000.00	1,269.90	7.60

For the class noted below, the example assumes an account value of $1,000 on March 1, 2012, with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 3-31-12	period ended 3-31-12[2]

Class R2	$1,000.00	$1,265.10	$1.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Company Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[3]

Class A	$1,000.00	$1,017.50	$7.57

Class I	1,000.00	1,019.80	5.25

Class R1	1,000.00	1,016.00	9.07

Class R2	1,000.00	1,017.20	7.82

Class R3	1,000.00	1,016.50	8.57

Class R4	1,000.00	1,018.00	7.06

Class R5	1,000.00	1,019.40	5.55

Class R6	1,000.00	1,019.80	5.25

Class ADV	1,000.00	1,018.30	6.76

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 1.04%, 1.80%, 1.70%, 1.40%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class R2 shares, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Small Company Fund | Annual report

Portfolio summary

Top 10 Holdings (15.3% of Net Assets on 3-31-12)[1,2]

Extra Space Storage, Inc.	1.6%	Webster Financial Corp.	1.5%

Fulton Financial Corp.	1.6%	Actuant Corp., Class A	1.5%

Susquehanna Bancshares, Inc.	1.6%	Entertainment Properties Trust	1.5%

OSI Systems, Inc.	1.5%	Brunswick Corp.	1.5%

Medical Properties Trust, Inc.	1.5%	Zebra Technologies Corp., Class A	1.5%

Sector Composition[1,3]

Financials	24.9%	Utilities	5.5%

Industrials	18.5%	Energy	4.8%

Information Technology	18.0%	Consumer Staples	3.5%

Consumer Discretionary	12.8%	Materials	3.0%

Health Care	6.8%	Short-Term Investments & Other	2.2%

1 As a percentage of net assets on 3-31-12.

2 Excludes cash and cash equivalents.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Small Company Fund	11

Fund’s investments

As of 3-31-12

	Shares	Value
Common Stocks 97.8%		$194,426,507

(Cost $170,372,040)

Consumer Discretionary 12.8%		25,374,618

Auto Components 1.3%

Dana Holding Corp.	162,130	2,513,015

Hotels, Restaurants & Leisure 2.5%

Shuffle Master, Inc. (I)	134,140	2,360,863

Vail Resorts, Inc.	62,670	2,710,478

Household Durables 1.0%

Ethan Allen Interiors, Inc.	75,090	1,901,279

Leisure Equipment & Products 1.5%

Brunswick Corp.	114,460	2,947,345

Specialty Retail 5.4%

Asbury Automotive Group, Inc. (I)	94,190	2,543,130

Express, Inc. (I)	79,880	1,995,402

Hibbett Sports, Inc. (I)	37,220	2,030,351

Monro Muffler Brake, Inc.	53,040	2,200,630

The Buckle, Inc.	41,410	1,983,539

Textiles, Apparel & Luxury Goods 1.1%

Steven Madden, Ltd. (I)	51,195	2,188,586

Consumer Staples 3.5%		6,938,934

Food Products 2.1%

Snyders-Lance, Inc.	76,710	1,982,954

TreeHouse Foods, Inc. (I)	35,380	2,105,110

Personal Products 1.4%

Elizabeth Arden, Inc. (I)	81,500	2,850,870

Energy 4.8%		9,470,001

Energy Equipment & Services 2.7%

Gulfmark Offshore, Inc., Class A (I)	62,220	2,859,631

Key Energy Services, Inc. (I)	161,320	2,492,394

Oil, Gas & Consumable Fuels 2.1%

GeoResources, Inc. (I)	60,040	1,965,710

Rosetta Resources, Inc. (I)	44,140	2,152,266

12	Small Company Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 24.9%		$49,473,624

Capital Markets 2.3%

Evercore Partners, Inc., Class A	88,010	2,558,451

Waddell & Reed Financial, Inc., Class A	64,010	2,074,564

Commercial Banks 11.6%

Bank of the Ozarks, Inc.	69,070	2,159,128

First Midwest Bancorp, Inc.	171,240	2,051,455

FNB Corp.	205,200	2,478,816

Fulton Financial Corp.	309,800	3,252,900

Old National Bancorp	200,120	2,629,577

Prosperity Bancshares, Inc.	56,940	2,607,852

Susquehanna Bancshares, Inc.	321,970	3,181,064

TCF Financial Corp.	142,240	1,691,234

Webster Financial Corp.	131,890	2,989,946

Real Estate Investment Trusts 9.7%

Colonial Properties Trust	119,760	2,602,385

EastGroup Properties, Inc.	56,750	2,849,985

Entertainment Properties Trust	63,740	2,956,261

Extra Space Storage, Inc.	113,690	3,273,135

Glimcher Realty Trust	202,920	2,073,842

Highwoods Properties, Inc.	77,500	2,582,300

Medical Properties Trust, Inc.	322,420	2,992,058

Thrifts & Mortgage Finance 1.3%

Washington Federal, Inc.	146,770	2,468,671

Health Care 6.8%		13,550,629

Health Care Equipment & Supplies 1.4%

Teleflex, Inc.	45,390	2,775,599

Health Care Providers & Services 1.2%

LifePoint Hospitals, Inc. (I)	59,510	2,347,074

Life Sciences Tools & Services 1.0%

PAREXEL International Corp. (I)	75,140	2,026,526

Pharmaceuticals 3.2%

Akorn, Inc. (I)	183,421	2,146,026

Impax Laboratories, Inc. (I)	84,860	2,085,859

Questcor Pharmaceuticals, Inc. (I)	57,670	2,169,545

Industrials 18.5%		36,859,779

Aerospace & Defense 3.2%

Esterline Technologies Corp. (I)	33,810	2,416,063

Hexcel Corp. (I)	82,240	1,974,582

Orbital Sciences Corp., Class A (I)	144,280	1,897,282

Building Products 1.4%

AO Smith Corp.	63,920	2,873,204

Electrical Equipment 1.0%

Belden, Inc.	50,560	1,916,730

See notes to financial statements	Annual report | Small Company Fund	13

	Shares	Value
Machinery 6.2%

Actuant Corp., Class A	102,580	$2,973,794

Barnes Group, Inc.	106,520	2,802,541

Chart Industries, Inc. (I)	4,540	332,918

CLARCOR, Inc.	44,500	2,184,505

Robbins & Myers, Inc.	42,280	2,200,674

Terex Corp. (I)	86,380	1,943,550

Professional Services 1.1%

Acacia Research (I)	50,680	2,115,383

Road & Rail 1.8%

Old Dominion Freight Line, Inc. (I)	46,420	2,212,841

RailAmerica, Inc. (I)	63,610	1,365,071

Trading Companies & Distributors 3.3%

Beacon Roofing Supply, Inc. (I)	75,540	1,945,910

United Rentals, Inc. (I)	61,360	2,631,730

WESCO International, Inc. (I)	30,540	1,994,567

Transportation Infrastructure 0.5%

Wesco Aircraft Holdings, Inc. (I)	66,570	1,078,434

Information Technology 18.0%		35,819,514

Communications Equipment 2.4%

ADTRAN, Inc.	68,520	2,137,139

ViaSat, Inc. (I)	55,910	2,695,421

Computers & Peripherals 1.1%

Stratasys, Inc. (I)	57,630	2,104,648

Electronic Equipment, Instruments & Components 4.6%

Coherent, Inc. (I)	34,610	2,018,801

FEI Company (I)	41,270	2,026,770

Littelfuse, Inc.	34,170	2,142,459

OSI Systems, Inc. (I)	49,620	3,041,706

Internet Software & Services 3.3%

Liquidity Services, Inc. (I)	49,650	2,224,320

LivePerson, Inc. (I)	128,360	2,152,597

Stamps.com, Inc. (I)	82,200	2,291,736

Office Electronics 1.5%

Zebra Technologies Corp., Class A (I)	70,680	2,910,602

Semiconductors & Semiconductor Equipment 3.7%

Cirrus Logic, Inc. (I)	103,430	2,461,634

Fairchild Semiconductor International, Inc. (I)	184,780	2,716,266

Power Integrations, Inc.	56,700	2,104,704

Software 1.4%

ACI Worldwide, Inc. (I)	69,300	2,790,711

Materials 3.0%		5,994,501

Chemicals 2.0%

H.B. Fuller Company	60,570	1,988,513

Minerals Technologies, Inc.	30,670	2,006,125

14	Small Company Fund | Annual report	See notes to financial statements

		Shares	Value
Construction Materials 1.0%

Eagle Materials, Inc.		57,550	$1,999,863

Utilities 5.5%			10,944,907

Electric Utilities 2.8%

ALLETE, Inc.		69,440	2,881,066

UniSource Energy Corp.		73,600	2,691,552

Gas Utilities 1.3%

WGL Holdings, Inc.		64,510	2,625,557

Multi-Utilities 1.4%

NorthWestern Corp.		77,460	2,746,732

Short-Term Investments 2.6%			$5,146,192

(Cost $5,146,192)
	Yield	Shares	Value
Money Market Funds 2.6%			$5,146,192

State Street Institutional Liquid Reserves Fund	0.2340% (Y)	5,146,192	5,146,192

Total investments (Cost $175,518,232)† 100.4%			$199,572,699

Other assets and liabilities, net (0.4%)			($779,941)

Total net assets 100.0%			$198,792,758

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $176,538,746. Net unrealized appreciation aggregated $23,033,953, of which $24,701,649 related to appreciated investment securities and $1,667,696 related to depreciated investment securities.

See notes to financial statements	Annual report | Small Company Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $175,518,232)	$199,572,699
Receivable for investments sold	2,086,252
Receivable for fund shares sold	33,705
Dividends and interest receivable	211,036
Receivable due from adviser	2,694
Other receivables and prepaid expenses	118,950

Total assets	202,025,336

Liabilities

Payable for investments purchased	2,155,580
Payable for fund shares repurchased	921,907
Payable to affiliates
Accounting and legal services fees	3,351
Transfer agent fees	28,203
Distribution and service fees	327
Trustees’ fees	7,597
Other liabilities and accrued expenses	115,613

Total liabilities	3,232,578

Net assets

Paid-in capital	$209,558,010
Accumulated distributions in excess of net investment income	(164,473)
Accumulated net realized loss on investments	(34,655,246)
Net unrealized appreciation (depreciation) on investments	24,054,467

Net assets	$198,792,758

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($128,690,306 ÷ 6,170,710 shares)	$20.86
Class I ($68,541,064 ÷ 3,269,931 shares)	$20.96
Class R1 ($154,367 ÷ 7,453 shares)	$20.71
Class R2 ($101,931 ÷ 4,864 shares)	$20.96
Class R3 ($442,504 ÷ 21,320 shares)	$20.76
Class R4 ($54,602 ÷ 2,616 shares)	$20.87
Class R5 ($190,523 ÷ 9,091 shares)	$20.96
Class R6 ($115,139 ÷ 5,491.7 shares)	$20.97
Class ADV ($502,322 ÷ 24,059 shares)	$20.88

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$21.96

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Company Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,744,638
Interest	9,893

Total investment income	2,754,531

Expenses

Investment management fees	1,800,946
Distribution and service fees	399,349
Accounting and legal services fees	34,017
Transfer agent fees	318,680
Trustees’ fees	12,343
State registration fees	124,002
Printing and postage	51,000
Professional fees	52,383
Custodian fees	36,907
Registration and filing fees	49,247
Other	17,483

Total expenses	2,896,357
Less expense reductions	(282,086)

Net expenses	2,614,271

Net investment income	140,260

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(5,207,731)

(5,207,731)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(2,370,555)

(2,370,555)

Net realized and unrealized loss	(7,578,286)

Decrease in net assets from operations	($7,438,026)

See notes to financial statements	Annual report | Small Company Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-12	3-31-11

Increase (decrease) in net assets

From operations
Net investment income (loss)	$140,260	($92,010)
Net realized gain (loss)	(5,207,731)	22,658,659
Change in net unrealized appreciation (depreciation)	(2,370,555)	3,181,254

Increase (decrease) in net assets resulting from operations	(7,438,026)	25,747,903

Distributions to shareholders
From net investment income
Class I	(138,917)	—
Class R5	(281)	—
Class R6	(220)	—

Total distributions	(139,418)	—

Increase in capital from settlement payments	—	231,252

From Fund share transactions	50,599,884	2,290,103

Total increase	43,022,440	28,269,258

Net assets

Beginning of year	155,770,318	127,501,060

End of year	$198,792,758	$155,770,318

Undistributed (accumulated distributions in excess of)
net investment income	($164,473)	$139,186

18	Small Company Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11	3-31-10[1,2]	10-31-09	10-31-08[3]	10-31-07

Per share operating performance

Net asset value, beginning of period	$21.44	$17.82	$14.68	$13.83	$22.55	$23.04
Net investment income (loss)[4]	(0.01)	(0.03)	(0.02)	—[5]	0.05	(0.04)
Net realized and unrealized gain (loss)
on investments	(0.57)	3.62	3.18	0.87	(6.01)	2.06
Total from investment operations	(0.58)	3.59	3.16	0.87	(5.96)	2.02
Less distributions
From net investment income	—	—	(0.02)	(0.02)	(0.01)	(0.01)
From net realized gain	—	—	—	—	(2.75)	(2.50)
Total distributions	—	—	(0.02)	(0.02)	(2.76)	(2.51)
Non-recurring reimbursement	—	0.03[6]	—	—	—	—
Net asset value, end of period	$20.86	$21.44	$17.82	$14.68	$13.83	$22.55
Total return (%)[7,8]	(2.71)	20.31	21.51[9]	6.34	(29.67)	9.43

Ratios and supplemental data

Net assets, end of period (in millions)	$129	$88	$92	$87	$104	$209
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.54	1.49	1.66[10]	1.42	1.37	1.30
Expenses net of fee waivers	1.44	1.34	1.39[10]	1.39	1.31	1.25
Net investment income (loss)	(0.07)	(0.17)	(0.23)[10]	(0.01)	0.27	(0.20)
Portfolio turnover (%)	133	159	42[11]	155	177	132

1 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class A.
3 Prior to 5-1-08, Investor Shares were offered as Institutional Shares.
4 Based on the average daily shares outstanding.
5 Less than ($0.005) per share.
6 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
7 Does not reflect the effect of sales charges, if any.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Annual report | Small Company Fund	19

CLASS I SHARES Period ended	3-31-12	3-31-11	3-31-10[1,2]	10-31-09	10-31-08[3]

Per share operating performance

Net asset value, beginning of period	$21.51	$17.84	$14.71	$13.84	$17.99
Net investment income[4]	0.07	0.02	—[5]	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.58)	3.62	3.18	0.87	(4.17)
Total from investment operations	(0.51)	3.64	3.18	0.90	(4.13)
Less distributions
From net investment income	(0.04)	—	(0.05)	(0.03)	(0.02)
Non-recurring reimbursement	—	0.03[6]	—	—	—
Net asset value, end of period	$20.96	$21.51	$17.84	$14.71	$13.84
Total return (%)[7]	(2.34)	20.57	21.67[8]	6.56	(22.95)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$69	$67	$36	$23	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.12	1.18[9]	1.17	1.18[9]
Expenses net of fee waivers	1.04	1.11	1.14[9]	1.14	1.08[9]
Net investment income	0.34	0.09	0.01[9]	0.24	0.55[9]
Portfolio turnover (%)	133	159	42[10]	155	177

1 For the five month period ended 3-31-10. The Fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of John Hancock Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Small Company Fund Class I.
3 Commencement of operations 5-2-08.
4 Based on the average daily shares outstanding.
5 Less than $0.005 per share.
6 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

CLASS R1 SHARES Period ended	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$21.37	$19.38
Net investment loss[2]	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.58)	2.03
Total from investment operations	(0.66)	1.96
Non-recurring reimbursement	—	0.03[3]
Net asset value, end of period	$20.71	$21.37
Total return (%)[4]	(3.09)	10.27[5]

Ratios and supplemental data
Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.34	7.22[7]
Expenses net of fee waivers	1.80	1.80[7]
Net investment loss	(0.40)	(0.42)[7]
Portfolio turnover (%)	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

20	Small Company Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$20.56
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.38
Total from investment operations	0.40
Net asset value, end of period	$20.96
Total return (%)[3]	1.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.31[6]
Expenses net of fee waivers	1.55[6]
Net investment income	1.31[6]
Portfolio turnover (%)	133[7]

1 Period from 3-1-12 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$21.39	$19.38
Net investment loss[2]	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.57)	2.08
Total from investment operations	(0.63)	1.98
Non-recurring reimbursement	—	0.03[3]
Net asset value, end of period	$20.76	$21.39
Total return (%)[4]	(2.95)	10.37[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.65	3.00[7]
Expenses net of fee waivers	1.70	1.70[7]
Net investment loss	(0.32)	(0.52)[7]
Portfolio turnover (%)	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Annual report | Small Company Fund	21

CLASS R4 SHARES Period ended	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$21.44	$19.38
Net investment loss[2]	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.56)	2.06
Total from investment operations	(0.57)	2.03
Non-recurring reimbursement	—	0.03[3]
Net asset value, end of period	$20.87	$21.44
Total return (%)[4]	(2.66)	10.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	28.72	7.40[7]
Expenses net of fee waivers	1.40	1.40[7]
Net investment loss	(0.03)	(0.16)[7]
Portfolio turnover (%)	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R5 SHARES Period ended	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$21.50	$19.38
Net investment income[2]	0.05	0.01
Net realized and unrealized gain (loss) on investments	(0.56)	2.08
Total from investment operations	(0.51)	2.09
Less distributions
From net investment income	(0.03)	—
Non-recurring reimbursement	—	0.03[3]
Net asset value, end of period	$20.96	$21.50
Total return (%)[4]	(2.34)	10.94[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.75	3.66[7]
Expenses net of fee waivers	1.10	1.10[7]
Net investment income	0.28	0.05[7]
Portfolio turnover (%)	133	159

1 Period from 4-30-10 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

22	Small Company Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$18.69
Net investment income[2]	0.06
Net realized and unrealized gain on investments	2.26
Total from investment operations	2.32
Less distributions
From net investment income	(0.04)
Net asset value, end of period	$20.97
Total return (%)[3]	12.45[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.46[6]
Expenses net of fee waivers	1.04[6]
Net investment income	0.55[6]
Portfolio turnover (%)	133[7]

1 Period from 9-1-11 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS ADV SHARES Period ended	3-31-12	3-31-11	3-31-10[1]

Per share operating performance

Net asset value, beginning of period	$21.44	$17.82	$15.71
Net investment income[2]	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.57)	3.60	2.12
Total from investment operations	(0.56)	3.59	2.11
Non-recurring reimbursement	—	0.03[3]	—
Net asset value, end of period	$20.88	$21.44	$17.82
Total return (%)[4]	(2.61)	20.31	13.43[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.34	4.99	2.76[7]
Expenses net of fee waivers	1.34	1.34	1.33[7]
Net investment income	0.03	(0.07)	(0.17)[7]
Portfolio turnover (%)	133	159	42[8]

1 Period from 12-14-09 (inception date) to 3-31-10.
2 Based on the average daily shares outstanding.
3 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Annual report | Small Company Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Small Company Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum long-term total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the FMA Small Company Portfolio (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers in or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are

24	Small Company Fund | Annual report

not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Annual report | Small Company Fund	25

unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2012, the Fund has $33,634,732 of capital loss carryforward available to offset future net realized capital gains. Qualified late year ordinary losses of $158,399 are treated as occurring on April 1, 2012, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of March 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31		NO EXPIRATION DATE
2016	2017	SHORT-TERM	LONG-TERM

$16,819,535	$11,636,898	$5,178,299	—

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended March 31, 2012 was $139,418 and $0 for the year ended March 31, 2011 of ordinary income.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012 the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses, merger related transactions and real estate investment trusts.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

26	Small Company Fund | Annual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management Fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.85% of the next $500,000,000; and (c) 0.80% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Fiduciary Management Associates, LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.50%, 1.04%, 1.80%, 1.55%, 1.70%, 1.40%, 1.10%, 1.04% and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2012 for Class A, Class I, Class R1, Class R3, Class R4, Class R5 and Class ADV shares and June 30, 2013 for Class R2 and Class R6 shares. Prior to May 4, 2011, the fee waivers and/or reimbursements for Class I shares were such that these expenses would not exceed 1.11% of the average net assets of Class I. In addition, prior to August 1, 2011, the fee waivers and/or reimbursements for Class A were such that these expenses would not exceed 1.34% of the average net assets for Class A. Fee waivers and/or reimbursements for all other classes remained the same during the period.

Accordingly, the expense reductions or reimbursements related to these agreements were $126,551, $78,503, $12,900, $1,224, $13,126, $13,100, $13,116, $8,628 and $14,938 for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively, for the year ended March 31, 2012.

The investment management fees, including the impact of the waivers and/or reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to a net annual effective rate of 0.76% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Annual report | Small Company Fund	27

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $72,998 for the year ended March 31, 2012. Of this amount, $11,279 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,304 was paid as sales commissions to broker-dealers and $7,415 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$394,251	$254,292	$24,171	$32,060
Class I	—	63,128	23,620	18,379
Class R1	755	39	12,935	57
Class R2	21	3	1,241	3
Class R3	2,853	154	13,085	143
Class R4	150	16	13,085	40
Class R5	76	60	13,085	62
Class R6	—	22	8,607	15
Class ADV	1,243	966	14,173	241
Total	$399,349	$318,680	$124,002	$51,000

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

28	Small Company Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended March 31, 2012 and March 31, 2011 were as follows:

	Year ended 3-31-12		Year ended 3-31-11[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	699,031	$13,720,055	1,125,695	$20,882,210
Issued in reorganization (Note 7)	3,452,513	74,129,240	—	—
Repurchased	(2,077,751)	(41,861,589)	(2,180,365)	(39,600,144)

Net increase (decrease)	2,073,793	$45,987,706	(1,054,670)	($18,717,934)

Class I shares

Sold	931,738	$19,378,865	1,751,999	$32,912,574
Issued in reorganization (Note 7)	8,264	178,025	—	—
Distributions reinvested	6,556	121,548	—	—
Repurchased	(773,501)	(15,317,349)	(651,679)	(13,027,537)

Net increase	173,057	$4,361,089	1,100,320	$19,885,037

Class R1 shares

Sold	4,195	$83,646	7,061	$146,595
Repurchased	(2,200)	(45,925)	(1,603)	(33,713)

Net increase	1,995	$37,721	5,458	$112,882

Class R2 shares[2]

Sold	4,864	$100,000	—	—

Net increase	4,864	$100,000	—	—

Class R3 shares

Sold	5,491	$109,696	22,905	$461,120
Repurchased	(5,518)	(107,131)	(1,558)	(32,422)

Net increase (decrease)	(27)	$2,565	21,347	$428,698

Class R4 shares

Sold	683	$13,627	2,245	$42,744
Repurchased	(169)	(3,517)	(143)	(2,929)

Net increase	514	$10,110	2,102	$39,815

Class R5 shares

Sold	2,954	$57,579	9,517	$188,219
Distributions reinvested	15	281	—	—
Repurchased	(1,520)	(29,369)	(1,875)	(39,006)

Net increase	1,449	$28,491	7,642	$149,213

Class R6 shares[3]

Sold	5,492	$102,944	—	—

Net increase	5,492	$102,944	—	—

Class ADV shares

Sold	113	$2,200	23,836	$433,429
Repurchased	(1,716)	(32,942)	(2,074)	(41,037)

Net increase (decrease)	(1,603)	($30,742)	21,762	$392,392

Net increase	2,259,534	$50,599,884	103,961	$2,290,103

1 Period from 4-30-10 (inception date) to 3-31-11 for Class R1, Class R3, Class R4 and Class R5 shares.

2 Period from 3-1-12 (inception date) to 3-31-12.

3 Period from 9-1-11 (inception date) to 3-31-12.

Annual report | Small Company Fund	29

Affiliates of the Fund owned 100%, 49% and 98% of shares of beneficial interest of Class R2, Class R4 and Class R6, respectively, on March 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $256,136,016 and $275,262,895, respectively, for the year ended March 31, 2012.

Note 7 — Reorganization

On March 23, 2011, the shareholders of John Hancock Growth Opportunities Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) in exchange for a representative amount of shares of John Hancock Small Company Fund (the Acquiring Fund).

The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Acquiring Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization consolidated the Acquired Fund with a fund with a similar objective and the combined fund is better positioned in the market to increase asset size and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquiring Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 8, 2011.

The following outlines the reorganization:

				SHARES	SHARES
		ACQUIRED NET	APPRECIATION	REDEEMED	ISSUED	ACQUIRING	ACQUIRING
		ASSET VALUE OF	OF ACQUIRED	BY THE	BY THE	FUND NET	FUND TOTAL NET
ACQUIRING	ACQUIRED	THE ACQUIRED	FUND’S	ACQUIRED	ACQUIRING	ASSETS PRIOR TO	ASSETS AFTER
FUND	FUND	FUND	INVESTMENTS	FUND	FUND	COMBINATION	COMBINATION

Small	Growth	$74,307,265	$357,619	2,999,974	3,460,777	$156,083,429	$230,390,694
Company	Opportunities
Fund	Fund

Because the combined Fund has been managed as a single integrated Fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations for the year ended March 31, 2012. See Note 5 for capital shares issued in connection with the above referenced reorganization.

30	Small Company Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Company Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

Annual report | Small Company Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

32	Small Company Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Small Company Fund	33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

34	Small Company Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Small Company Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

36	Small Company Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Fiduciary Management Associates, LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Small Company Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Company Fund.	3480A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

John Hancock
MUTUAL FUNDS

John Hancock
Disciplined Value Mid Cap Fund

Annual Report
3.31.12

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1	–1.27	4.67	7.98	–1.27	25.64	115.43

Class C1	2.17	4.95	7.70	2.17	27.32	109.92

Class I1,2	4.28	6.16	8.94	4.28	34.81	135.42

Class R2[1,2]	3.71	5.57	8.35	3.71	31.15	122.89

Class R6[1,2]	4.31	6.23	9.02	4.31	35.27	137.20

Class ADV[1,2]	3.94	5.74	8.52	3.94	32.21	126.60

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R2, Class R6 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 7-31-12 for Class A and Class C shares, 7-9-12 for Class I and Class ADV shares and 6-30-13 for Class R2 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class R6 shares the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class ADV
Net (%)	1.35	2.10	1.00	1.45	0.97	1.25
Gross (%)	1.38	2.21*	1.03	1.61*	0.97*	5.80

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Disciplined Value Mid Cap Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class C3	3-31-02	$20,992	$20,992	$21,620

Class I2	3-31-02	23,542	23,542	21,620

Class R2[2]	3-31-02	22,289	22,289	21,620

Class R6[2]	3-31-02	23,720	23,720	21,620

Class ADV[2]	3-31-02	22,660	22,660	21,620

Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 After the close of business on 7-9-10, holders of Investor Class Shares and Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of the John Hancock Disciplined Value Mid Cap Fund. Class A, Class I and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the Predecessor Fund’s Investor Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class A and Class ADV shares. For Class I shares, the returns prior to this date are for the Predecessor Fund’s Institutional Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class I shares. Class C, Class R6, and Class R2 shares were first offered on 8-15-11, 9-1-11 and 3-1-12 respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R6 and Class R2 shares.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 No contingent deferred sales charge is applicable.

Annual report | Disciplined Value Mid Cap Fund	7

Management’s discussion of

Fund performance

By Robeco Investment Management, Inc.

The 12-month period ended March 31, 2012, was a very volatile stretch, with six months of poor stock market performance followed by six months of strong results from equities. The most challenging time span was the third quarter of 2011, when concerns about the sovereign debt crisis in Europe and the health of the U.S. economy were at their peak. Conditions shifted dramatically, however, in the second half of the period. Evidence of an improving U.S. economy was supported by falling unemployment figures, while in Europe, policymakers took effective steps to avoid an imminent financial crisis in the eurozone. Given this favorable news, investors returned to the stock market, which then produced very good performance between September 2011 and March 2012.

For the 12-month period ended March 31, 2012, John Hancock Disciplined Value Mid Cap Fund’s Class A shares had a total return of 3.92%, excluding sales charges. By a healthy margin, that performance outpaced the 0.74% return of the average mid-cap value fund, according to Morningstar, Inc., as well as the 2.28% return of the Fund’s benchmark, the Russell Midcap Value Index.

The Fund’s performance relative to the Russell Midcap Value Index was bolstered by highly favorable stock selection — both avoiding underperforming stocks and choosing securities that did well. On a relative basis, the Fund was greatly helped by maintaining limited exposure to energy services stocks, which struggled during the period. The consumer discretionary sector also supported returns, due to careful stock selection and the Fund’s overweighting in this positive group. The Fund’s best contributors in this sector were media company CBS Corp. and home-products retailer Bed Bath & Beyond, Inc. Good stock picking in the financials and information technology sectors also was helpful.

The primary source of disappointing results was the utilities sector, where, despite adequate security selection, the portfolio’s modest allocation to this strong performing category proved to be negative. On an individual basis, the Fund’s returns were tempered notably by staffing company Manpower, Inc., pharmaceuticals manufacturer Hospira, Inc. and specialty materials and chemicals maker Ferro Corp., the last two of which we sold before period end.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Disciplined Value Mid Cap Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,288.80	$7.50

Class C	1,000.00	1,284.40	11.99

Class I	1,000.00	1,290.90	5.73

Class R6	1,000.00	1,291.20	5.67

Class ADV	1,000.00	1,289.30	7.15

For the class noted below, the example assumes an account value of $1,000 on March 1, 2012, with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 3-31-12	period ended 3-31-12[2]

Class R2	$1,000.00	$1,028.20	$1.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Mid Cap Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[3]

Class A	$1,000.00	$1,018.40	$6.61

Class C	1,000.00	1,014.50	10.58

Class I	1,000.00	1,020.00	5.05

Class R2	1,000.00	1,017.70	7.31

Class R6	1,000.00	1,020.00	5.00

Class ADV	1,000.00	1,018.70	6.31

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.10%, 1.00%, 0.99% and 1.25% for Class A, Class C, Class I, Class R6 and Class ADV shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class R2 shares, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio (defined above) multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Disciplined Value Mid Cap Fund | Annual report

Portfolio summary

Top 10 Holdings (15.0% of Net Assets on 3-31-12)[1,2]

CBS Corp.	2.0%	Equifax, Inc.	1.4%

Moody’s Corp.	1.6%	Raymond James Financial, Inc.	1.4%

Robert Half International, Inc.	1.6%	Lear Corp.	1.4%

WESCO International, Inc.	1.5%	McKesson Corp.	1.3%

Discover Financial Services	1.5%	CareFusion Corp.	1.3%

Sector Composition[1,3]

Financials	25.6%	Utilities	6.1%

Industrials	14.7%	Energy	3.7%

Information Technology	12.7%	Consumer Staples	1.7%

Consumer Discretionary	12.3%	Telecommunication Services	0.3%

Health Care	11.4%	Short-Term Investments & Other	4.2%

Materials	7.3%

1 As a percentage of net assets on 3-31-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Disciplined Value Mid Cap Fund	11

Fund’s investments

As of 3-31-12

	Shares	Value
Common Stocks 95.8%	$1,426,304,971

(Cost $1,279,550,873)

Consumer Discretionary 12.3%		182,612,919

Auto Components 2.1%

Johnson Controls, Inc.	318,855	10,356,410

Lear Corp.	442,710	20,581,588

Internet & Catalog Retail 0.6%

Expedia, Inc. (L)	268,282	8,971,350

Media 4.1%

CBS Corp., Class B	878,705	29,796,887

Omnicom Group, Inc. (L)	280,845	14,224,799

The McGraw-Hill Companies, Inc.	351,560	17,040,113

Multiline Retail 2.1%

Kohl’s Corp. (L)	308,050	15,411,742

Macy’s, Inc.	410,275	16,300,226

Specialty Retail 2.8%

Bed Bath & Beyond, Inc. (I)	181,545	11,940,215

Guess?, Inc. (L)	227,900	7,121,875

Staples, Inc.	809,840	13,103,211

Williams-Sonoma, Inc. (L)	248,440	9,311,531

Textiles, Apparel & Luxury Goods 0.6%

VF Corp. (L)	57,905	8,452,972

Consumer Staples 1.7%		26,111,885

Beverages 1.2%

Coca-Cola Enterprises, Inc.	489,715	14,005,849

Dr. Pepper Snapple Group, Inc. (L)	121,550	4,887,526

Tobacco 0.5%

Lorillard, Inc. (L)	55,750	7,218,510

Energy 3.7%		54,433,541

Oil, Gas & Consumable Fuels 3.7%

Noble Energy, Inc.	199,415	19,498,799

Rosetta Resources, Inc. (I)(L)	344,460	16,795,870

SemGroup Corp., Class A (I)	105,505	3,074,416

SM Energy Company	212,865	15,064,456

12	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 25.6%		$380,463,655

Capital Markets 4.1%

Affiliated Managers Group, Inc. (I)	89,455	10,001,964

Federated Investors, Inc., Class B (L)	211,675	4,743,637

Raymond James Financial, Inc.	575,380	21,018,631

SEI Investments Company	303,075	6,270,622

TD Ameritrade Holding Corp.	958,520	18,921,185

Commercial Banks 4.9%

Comerica, Inc. (L)	384,735	12,450,025

East West Bancorp, Inc.	679,315	15,685,383

Fifth Third Bancorp	1,094,595	15,379,060

Huntington Bancshares, Inc.	1,442,200	9,302,190

M&T Bank Corp. (L)	98,970	8,598,514

SunTrust Banks, Inc.	469,715	11,353,012

Consumer Finance 3.6%

Capital One Financial Corp.	341,890	19,056,949

Discover Financial Services	657,570	21,923,384

SLM Corp.	810,630	12,775,529

Diversified Financial Services 1.6%

Moody’s Corp. (L)	555,390	23,381,919

Insurance 6.8%

Alleghany Corp. (I)	45,417	14,946,735

Arch Capital Group, Ltd. (I)	196,145	7,304,440

Loews Corp.	211,635	8,437,887

Marsh & McLennan Companies, Inc.	508,925	16,687,651

Reinsurance Group of America, Inc.	232,670	13,836,885

Symetra Financial Corp.	722,755	8,333,365

The Hanover Insurance Group, Inc.	247,140	10,162,397

Torchmark Corp. (L)	175,700	8,758,645

Willis Group Holdings PLC	370,920	12,974,782

Real Estate Investment Trusts 4.6%

American Assets Trust, Inc.	205,020	4,674,456

Duke Realty Corp.	390,815	5,604,287

Equity Residential	171,695	10,751,541

Kimco Realty Corp. (L)	772,635	14,880,950

Regency Centers Corp. (L)	182,080	8,098,918

Taubman Centers, Inc. (L)	105,090	7,666,316

Ventas, Inc. (L)	114,360	6,529,956

Vornado Realty Trust (L)	118,200	9,952,440

Health Care 11.4%		169,178,471

Health Care Equipment & Supplies 2.4%

CareFusion Corp. (I)(L)	770,060	19,967,656

Hologic, Inc. (I)	752,115	16,208,078

Health Care Providers & Services 7.9%

AmerisourceBergen Corp.	478,745	18,996,602

Chemed Corp. (L)	173,041	10,846,210

CIGNA Corp.	152,600	7,515,550

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	13

	Shares	Value
Health Care Providers & Services (continued)

DaVita, Inc. (I)	191,495	$17,267,104

Humana, Inc.	126,455	11,694,558

Lincare Holdings, Inc. (L)	315,450	8,163,846

McKesson Corp.	228,760	20,078,265

Omnicare, Inc. (L)	420,775	14,966,967

Quest Diagnostics, Inc.	116,605	7,130,396

Life Sciences Tools & Services 1.1%

ICON PLC, ADR (I)	336,757	7,145,984

PAREXEL International Corp. (I)	341,018	9,197,255

Industrials 14.7%		218,274,680

Aerospace & Defense 1.1%

Curtiss-Wright Corp. (L)	453,725	16,792,362

Building Products 0.4%

Masco Corp.	450,340	6,021,046

Electrical Equipment 1.0%

Thomas & Betts Corp. (I)	213,400	15,345,594

Machinery 4.2%

AGCO Corp. (I)(L)	165,850	7,829,779

Flowserve Corp.	126,760	14,642,048

Ingersoll-Rand PLC (L)	182,980	7,566,223

Kennametal, Inc. (L)	304,330	13,551,815

Stanley Black & Decker, Inc.	175,965	13,542,266

WABCO Holdings, Inc. (I)	80,390	4,861,987

Professional Services 6.4%

Equifax, Inc.	484,220	21,431,577

FTI Consulting, Inc. (I)(L)	478,395	17,949,380

Manpower, Inc.	356,935	16,908,011

Robert Half International, Inc. (L)	763,830	23,144,049

Towers Watson & Company, Class A	236,590	15,631,501

Trading Companies & Distributors 1.6%

WESCO International, Inc. (I)(L)	353,040	23,057,042

Information Technology 12.7%		189,813,002

Communications Equipment 1.1%

Harris Corp. (L)	355,695	16,034,731

Computers & Peripherals 2.2%

Seagate Technology PLC	661,285	17,821,631

Western Digital Corp. (I)	360,220	14,909,506

Electronic Equipment, Instruments & Components 3.9%

Arrow Electronics, Inc. (I)	150,205	6,304,104

Avnet, Inc. (I)	319,795	11,637,340

Flextronics International, Ltd. (I)	1,986,585	14,363,010

Ingram Micro, Inc., Class A (I)	670,515	12,444,758

TE Connectivity, Ltd.	369,065	13,563,139

Internet Software & Services 0.5%

Monster Worldwide, Inc. (I)(L)	801,360	7,813,260

14	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

	Shares	Value
IT Services 2.6%

Alliance Data Systems Corp. (I)(L)	76,520	$9,638,459

Amdocs, Ltd. (I)	394,585	12,460,994

CGI Group, Inc., Class A (I)	274,570	6,120,165

The Western Union Company (L)	616,260	10,846,176

Office Electronics 1.0%

Xerox Corp.	1,927,210	15,571,857

Semiconductors & Semiconductor Equipment 0.6%

Analog Devices, Inc.	218,875	8,842,550

Software 0.8%

Electronic Arts, Inc. (I)(L)	694,255	11,441,322

Materials 7.3%		109,035,031

Chemicals 3.0%

Albemarle Corp.	84,600	5,407,632

Ashland, Inc. (L)	209,155	12,771,004

Cytec Industries, Inc.	295,965	17,991,712

Minerals Technologies, Inc.	132,095	8,640,334

Containers & Packaging 3.4%

Ball Corp. (L)	369,215	15,831,939

Crown Holdings, Inc. (I)	354,100	13,041,503

Graphic Packaging Holding Company (I)	1,094,410	6,041,143

Rock-Tenn Company, Class A	229,015	15,472,253

Metals & Mining 0.9%

Aurico Gold, Inc. (I)	484,810	4,300,265

Globe Specialty Metals, Inc.	641,375	9,537,246

Telecommunication Services 0.3%		5,063,463

Diversified Telecommunication Services 0.3%

Windstream Corp. (L)	432,405	5,063,463

Utilities 6.1%		91,318,324

Electric Utilities 3.4%

American Electric Power Company, Inc.	185,935	7,173,372

Edison International	353,125	15,011,344

Great Plains Energy, Inc.	366,320	7,425,306

NV Energy, Inc.	812,185	13,092,422

Westar Energy, Inc.	288,600	8,060,595

Independent Power Producers & Energy Traders 0.6%

The AES Corp. (I)	651,890	8,520,202

Multi-Utilities 2.1%

Alliant Energy Corp. (L)	300,870	13,033,688

Ameren Corp. (L)	319,405	10,406,215

PG&E Corp.	198,000	8,595,180

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	15

	Yield	Shares	Value
Securities Lending Collateral 12.6%			$187,756,331

(Cost $187,712,238)

John Hancock Collateral Investment Trust (W)	0.3698% (Y)	18,759,500	187,756,331

		Par value	Value
Short-Term Investments 6.7%			$99,564,000

(Cost $99,564,000)

Repurchase Agreement 6.7%			99,564,000

Repurchase Agreement with State Street Corp. dated 3-30-12 at 0.010% to be repurchased at $99,564,083 on 4-2-12, collateralized by $101,055,000
Federal Home Loan Mortgage Corp., 1.120% due 12-15-14 (valued at
$101,560,275, including interest)		$99,564,000	99,564,000

Total investments (Cost $1,566,827,111)† 115.1%		$1,713,625,302

Other assets and liabilities, net (15.1%)			($225,286,485)

Total net assets 100.0%		$1,488,338,817

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 3-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,573,009,991. Net unrealized appreciation aggregated $140,615,311, of which $149,699,415 related to appreciated investment securities and $9,084,104 related to depreciated investment securities.

16	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,379,114,873)
including $183,759,164 of securities loaned	$1,525,868,971
Investments in affiliated issuers, at value (Cost $187,712,238)	187,756,331

Total investments, at value (Cost $1,566,827,111)	1,713,625,302
Cash	438
Receivable for investments sold	5,563,361
Receivable for fund shares sold	27,816,807
Dividends and interest receivable	1,422,388
Receivable for securities lending income	90,336
Due from adviser	410
Other receivables and prepaid expenses	136,970

Total assets	1,748,656,012

Liabilities

Payable for investments purchased	70,795,306
Payable for fund shares repurchased	1,413,490
Payable upon return of securities loaned	187,729,900
Payable to affiliates
Accounting and legal services fees	32,051
Transfer agent fees	157,356
Trustees’ fees	678
Other liabilities and accrued expenses	188,414

Total liabilities	260,317,195

Net assets

Paid-in capital	$1,346,256,511
Undistributed net investment income	2,194,707
Accumulated net realized loss on investments	(6,910,592)
Net unrealized appreciation (depreciation) on investments	146,798,191

Net assets	$1,488,338,817

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($516,751,458 ÷ 41,635,699 shares)	$12.41
Class C ($20,298,090 ÷ 1,593,803 shares)[1]	$12.74
Class I ($948,243,210 ÷ 74,144,531 shares)	$12.79
Class R2 ($102,829 ÷ 8,045 shares)	$12.78
Class R6 ($2,081,963 ÷ 162,802 shares)	$12.79
Class ADV ($861,267 ÷ 69,433 shares)	$12.40

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.06

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$12,098,275
Securities lending	299,593
Interest	3,238
Less foreign taxes withheld	(4,411)

Total investment income	12,396,695

Expenses

Investment management fees	6,078,746
Distribution and service fees	781,053
Accounting and legal services fees	133,771
Transfer agent fees	1,067,596
Trustees’ fees	38,389
State registration fees	152,233
Printing and postage	68,431
Professional fees	83,073
Custodian fees	130,948
Registration and filing fees	90,647
Other	17,694

Total expenses	8,642,581
Less expense reductions	(163,482)

Net expenses	8,479,099

Net investment income	3,917,596

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(6,945,690)
Investments in affiliated issuers	(12,993)
Capital gain distributions received from affiliated underlying funds	4,450

(6,954,233)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	90,877,385
Investments in affiliated issuers	44,432

90,921,817

Net realized and unrealized gain	83,967,584

Increase in net assets from operations	$87,885,180

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period	Year
	ended	ended	ended
	3-31-12	3-31-11[1]	8-31-10

Increase (decrease) in net assets

From operations
Net investment income	$3,917,596	$341,663	$276,141
Net realized gain (loss)	(6,954,233)	6,931,480	2,324,382
Change in net unrealized
appreciation (depreciation)	90,921,817	64,707,640	(8,884,774)

Increase (decrease) in net assets resulting
from operations	87,885,180	71,980,783	(6,284,251)

Distributions to shareholders
From net investment income
Class A	—	(100,122)	(92,302)
Class I	(1,140,707)	(372,245)	(307,672)
Class R6	(240)	—	—
Class ADV	(117)	(26)	—
From net realized gain
Class A	(1,042,548)	—	—
Class C	(12,538)	—	—
Class I	(1,636,417)	—	—
Class R6	(309)	—	—
Class ADV	(2,537)	—	—

Total distributions	(3,835,413)	(472,393)	(399,974)

From Fund share transactions	979,510,224	190,782,100	122,565,661

Total increase	1,063,559,991	262,290,490	115,881,436

Net assets

Beginning of period	424,778,826	162,488,336	46,606,900

End of period	$1,488,338,817	$424,778,826	$162,488,336

Undistributed (Accumulated distributions in
excess of) net investment income	$2,194,707	($142)	$108,182

1 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.

20	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11[1]	8-31-10[2]	8-31-09[3]	8-31-08[3]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$11.98	$8.66	$8.10	$9.08	$11.16	$12.81
Net investment income[4]	0.04	0.01	0.01[5]	0.07	0.06	0.02
Net realized and unrealized gain (loss)
on investments	0.42	3.32	0.60	(0.98)[6]	(0.74)	2.39
Total from investment operations	0.46	3.33	0.61	(0.91)	(0.68)	2.41
Less distributions
From net investment income	—	(0.01)	(0.05)	(0.07)	(0.04)	—
From net realized gain	(0.03)	—	—	—[7]	(1.36)	(4.06)
Total distributions	(0.03)	(0.01)	(0.05)	(0.07)	(1.40)	(4.06)
Net asset value, end of period	$12.41	$11.98	$8.66	$8.10	$9.08	$11.16
Total return (%)[8,9]	3.92	38.47[10]	7.54	(9.79)[6]	(6.62)	21.02

Ratios and supplemental data

Net assets, end of period (in millions)	$517	$171	$75	$14	$17	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.35[11]	1.56	1.93	1.73	1.73
Expenses net of fee waivers and credits	1.29	1.25[11]	1.25	1.25	1.25	1.25
Net investment income	0.32	0.10[11]	0.09	1.09	0.55	0.14
Portfolio turnover (%)	41	27	38	58	64	89

1 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 7-9-10, holders of Investor Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
6 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
7 Less than $0.01 per share.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Does not reflect the effect of sales charges, if any.
10 Not annualized.
11 Annualized.

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	21

CLASS C SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.63
Net investment loss[2]	(0.02)
Net realized and unrealized gain on investments	2.16
Total from investment operations	2.14
Less distributions
From net realized gain	(0.03)
Net asset value, end of period	$12.74
Total return (%)[3,4]	20.22[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10[6]
Expenses net of fee waivers and credits	2.10[6]
Net investment loss	(0.26)[6]
Portfolio turnover (%)	41[7]

1 Period from 8-15-11 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS I SHARES Period ended	3-31-12	3-31-11[1]	8-31-10[2]	8-31-09[3]	8-31-08[3]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$12.33	$8.92	$8.34	$9.35	$11.45	$13.05
Net investment income[4]	0.07	0.03	0.04[5]	0.09	0.08	0.05
Net realized and unrealized gain (loss)
on investments	0.45	3.41	0.61	(1.01)[6]	(0.76)	2.44
Total from investment operations	0.52	3.44	0.65	(0.92)	(0.68)	2.49
Less distributions
From net investment income	(0.03)	(0.03)	(0.07)	(0.09)	(0.06)	(0.03)
From net realized gain	(0.03)	—	—	—[7]	(1.36)	(4.06)
Total distributions	(0.06)	(0.03)	(0.07)	(0.09)	(1.42)	(4.09)
Net asset value, end of period	$12.79	$12.33	$8.92	$8.34	$9.35	$11.45
Total return (%)	4.28	38.64[8]	7.76[9]	(9.50)[6,9]	(6.41)[9]	21.32[9]

Ratios and supplemental data

Net assets, end of period (in millions)	$948	$254	$87	$33	$35	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	0.99[10]	1.28	1.69	1.48	1.48
Expenses net of fee waivers and credits	0.98	0.99[10]	1.00	1.00	1.00	1.00
Net investment income	0.63	0.37[10]	0.41	1.33	0.80	0.38
Portfolio turnover (%)	41	27	38	58	64	89

1 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 After the close of business on 7-9-10, holders of Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class I.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
6 In 2009, the investment advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
7 Less than $0.01 per share.
8 Not annualized.
9 Total returns would have been lower had certain expenses not been reduced during the periods shown.
10 Annualized.

22	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$12.43
Net investment income[2]	0.01
Net realized and unrealized gain on investments	0.34
Total from investment operations	0.35
Net asset value, end of period	$12.78
Total return (%)[3]	2.82[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.13[6]
Expenses net of fee waivers and credits	1.45[6]
Net investment income	1.00[6]
Portfolio turnover (%)	41[7]

1 Period from 3-1-12 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R6 SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.95
Net investment income[2]	0.08
Net realized and unrealized gain on investments	1.82
Total from investment operations	1.90
Less distributions
From net investment income	(0.03)
From net realized gain	(0.03)
Total distributions	(0.06)
Net asset value, end of period	$12.79
Total return (%)[3]	17.45[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	4.22[5]
Expenses net of fee waivers and credits	0.99[5]
Net investment income	1.25[5]
Portfolio turnover (%)	41[6]

1 Period from 9-1-11 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Annual report | Disciplined Value Mid Cap Fund	23

CLASS ADV SHARES Period ended	3-31-12	3-31-11[1]	8-31-10[2]

Per share operating performance

Net asset value, beginning of period	$11.97	$8.65	$8.86
Net investment income (loss)[3]	0.04	0.01	—[4]
Net realized and unrealized gain (loss) on investments	0.43	3.32	(0.21)
Total from investment operations	0.47	3.33	(0.21)
Less distributions
From net investment income	(0.01)	(0.01)	—
From net realized gain	(0.03)	—	—
Total distributions	(0.04)	(0.01)	—
Net asset value, end of period	$12.40	$11.97	$8.65
Total return (%)[5]	3.94	38.50[6]	(2.37)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.18	5.78[8]	1.42[8]
Expenses net of fee waivers and credits	1.25	1.25[8]	1.25[8]
Net investment income (loss)	0.37	0.15[8]	(0.37)[8]
Portfolio turnover (%)	41	27	38[9]

1 For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.
2 Period from 7-12-10 (inception date) to 8-31-10.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

24	Disciplined Value Mid Cap Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital with current income as a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund (the Predecessor Fund) into the Fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

At the close of business on July 9, 2010, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Investor Class and Institutional Class shares of the Predecessor Fund have been redesignated as that of Class A and Class I shares of the Fund, respectively.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | Disciplined Value Mid Cap Fund	25

As of March 31, 2012, all investments are categorized as Level 1, except for repurchase agreements which are Level 2, under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income may be recorded as a reduction of cost of investments and/or as a realized gain.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any

26	Disciplined Value Mid Cap Fund | Annual report

related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has $1,233,400 of short-term capital loss carryforward available to offset future net realized capital gains.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the year ended March 31, 2012, period ended March 31, 2011 and year ended August 31, 2010 was as follows:

	MARCH 31, 2012	MARCH 31, 2011	AUGUST 31, 2010

Ordinary Income	$2,066,615	$472,393	$399,974
Long-Term Capital Gain	$1,768,798	—	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $2,196,062 of undistributed ordinary income.

Annual report | Disciplined Value Mid Cap Fund	27

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.775% of the next $500,000,000; (c) 0.750% of the next $500,000,000; (d) 0.725% of the next $1,000,000,000; and (e) 0.700% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Robeco Investment Management, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The reimbursements are such that these expenses will not exceed 1.35%, 2.10%, 1.00%, 1.45%, 0.99% and 1.25% for Class A, Class C, Class I, Class R2, Class R6 and Class ADV shares, respectively. The expense reimbursements will continue in effect until at least July 31, 2012 for Class A and Class C shares, and thereafter until terminated by the Adviser, July 9, 2012 for Class I and Class ADV shares and June 30, 2013 for Class R2 and R6 shares. Prior to January 1, 2012 for Class A shares and July 1, 2011 for Class I and Class ADV shares, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.25%, 1.00% and 1.25% for Class A, Class I and Class ADV shares, respectively.

28	Disciplined Value Mid Cap Fund | Annual report

For the year ended March 31, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$137,677
Class C	93
Class I	—
Class R2	1,223
Class R6	8,589
Class ADV	15,900
Total	$163,482

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to a net annual effective rate of 0.77% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C, Class R2 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees and 0.00% is charged to Class R2 shares for service fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,282,967 for the year ended March 31, 2012. Of this amount, $176,241 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,099,109 was paid as sales commissions to broker-dealers and $7,617 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class C shares are subject to contingent deferred sales charges (CDSCs). Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2012, CDSCs received by the Distributor amounted to $95 for Class C shares.

Annual report | Disciplined Value Mid Cap Fund	29

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$742,782	$593,404	$39,218	$49,864
Class C	36,893	7,552	387	122
Class I	—	465,420	87,490	18,141
Class R2	21	3	1,241	2
Class R6	—	90	8,607	15
Class ADV	1,357	1,127	15,290	287
Total	$781,053	$1,067,596	$152,233	$68,431

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

30	Disciplined Value Mid Cap Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the year ended March 31, 2012, period ended March 31, 2011 and year ended August 31, 2010 were as follows:

	Year ended 3-31-12		Period ended 3-31-11[1]		Year ended 8-31-10
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	40,929,038	$467,151,243	7,005,591	$77,872,436	8,777,014	$83,785,587
Distributions
reinvested	93,424	988,426	8,933	97,188	10,325	90,650
Repurchased	(13,637,297)	(152,469,459)	(1,470,217)	(15,870,855)	(1,798,769)	(16,412,636)

Net increase	27,385,165	$315,670,210	5,544,307	$62,098,769	6,988,570	$67,463,601

Class C shares (Period from 8-15-11, inception date, to 3-31-12)

Sold	1,637,864	$19,443,043	—	—	—	—
Distributions
reinvested	1,111	12,086	—	—	—	—
Repurchased	(45,172)	(501,404)	—	—	—	—

Net increase	1,593,803	$18,953,725	—	—	—	—

Class I shares

Sold	64,864,977	$773,298,013	11,421,411	$135,086,113	6,811,708	$64,123,319
Distributions
reinvested	77,502	843,998	13,096	146,545	33,541	302,876
Repurchased	(11,396,628)	(132,055,818)	(601,401)	(6,597,427)	(1,000,633)	(9,349,135)

Net increase	53,545,851	$642,086,193	10,833,106	$128,635,231	5,844,616	$55,077,060

Class R2 shares (Period from 3-1-12, inception date, to 3-31-12)

Sold	8,045	$100,000	—	—	—	—

Net increase	8,045	$100,000	—	—	—	—

Class R6 shares (Period from 9-1-11, inception date, to 3-31-12)

Sold	175,316	$2,180,325	—	—	—	—
Repurchased	(12,514)	(157,180)	—	—	—	—

Net increase	162,802	$2,023,145	—	—	—	—

Class ADV shares[2]

Sold	70,774	$770,866	4,108	$48,100	2,822	$25,000
Distributions
reinvested	241	2,537	—	—	—	—
Repurchased	(8,512)	(96,452)	—	—	—	—

Net increase	62,503	$676,951	4,108	$48,100	2,822	$25,000

Net increase	82,758,169	$979,510,224	16,381,521	$190,782,100	12,836,008	$122,565,661

1For the seven-month period ended 3-31-11. The Fund changed its fiscal year end from August 31 to March 31.

2 The inception date for Class ADV shares is 7-12-10.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R2 on March 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,284,374,754 and $308,797,606, respectively, for the year ended March 31, 2012.

Annual report | Disciplined Value Mid Cap Fund	31

Note 7 — Reorganization

At the close of business on July 9, 2010, the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The Fund had no assets, liabilities or operations prior to the reorganization.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Predecessor Fund in exchange for a representative amount of shares of the Fund; (b) the liquidation of the Predecessor Fund; and (c) the distribution to the Predecessor Fund’s shareholders of the Fund’s shares. The reorganization was intended to allow the Fund to be better positioned to increase asset size and achieve additional economies of scale by achieving net prices on securities trades and spread fixed expenses over a larger asset base. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Investor Class and Institutional Class of the Predecessor Fund have been redesignated as that of Class A and Class I of the Fund.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Predecessor Fund or its shareholders. In addition, the expenses of the reorganization were borne by the Advisers of both the Predecessor Fund and the Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on July 9, 2010. The following outlines the reorganization:

	ACQUIRED NET	DEPRECIATION OF
	ASSET VALUE OF THE	ACQUIRED FUND’S	SHARES ISSUED	TOTAL NET ASSETS
ACQUIRED FUND	ACQUIRED FUND	INVESTMENTS	BY THE FUND	AFTER COMBINATION

Robeco Boston Partners	$154,240,210	($5,243,829)	17,142,708	$154,240,210
Mid Cap Value Fund

32	Disciplined Value Mid Cap Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Mid Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Mid Cap Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods ending August 31, 2010, March 31, 2011 and March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

The financial highlights of the Fund for periods ending on or before August 31, 2009 were audited by another independent registered public accounting firm, whose report dated October 27, 2009 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

Annual report | Disciplined Value Mid Cap Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund paid $1,768,798 in capital gain dividends.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

34	Disciplined Value Mid Cap Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Disciplined Value Mid Cap Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

36	Disciplined Value Mid Cap Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Disciplined Value Mid Cap Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

38	Disciplined Value Mid Cap Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Robeco Investment Management, Inc.
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Disciplined Value Mid Cap Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.	3630A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

John Hancock

MUTUAL FUNDS

John Hancock

International Value Equity Fund

Annual Report

3.31.12

A look at performance

Total returns for the period ended March 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A1,2	–12.79	–3.45	6.27	–12.79	–16.09	83.74

Class I1,2,3	–7.87	–2.39	6.86	–7.87	–11.38	94.19

Class NAV[1,2,3]	–7.70	–1.95	7.36	–7.70	–9.38	103.47

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable for Class I or Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-11-13 for Class A and 6-30-12 for Class I. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class NAV the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.60	1.18	1.17
Gross (%)	14.68	12.93	1.17

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	International Value Equity Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class I3	3-31-02	$19,419	$19,419	$18,941	$19,515

Class NAV[3]	3-31-02	20,347	20,347	18,941	19,515

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock International Value Equity Fund Class A. Class I shares were first offered on 2-14-11 and Class NAV shares were first offered on 12-16-11. Returns prior to these dates are those of Class A shares recalculated to apply the gross fees and expenses of Class I and Class NAV shares, respectively.

2 In October 2011, the adviser made a voluntary payment to the Fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.

3 For certain types of investors, as described in the Fund’s prospectuses.

Annual report | International Value Equity Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management
a division of Manulife Asset Management (US) LLC

International developed stock markets lost ground during the 12-month period ended March 31, 2012, as the Fund’s benchmark, the MSCI World ex-USA Index, declined 6.19%, while the average foreign large-cap value fund monitored by Morningstar, Inc. lost 7.24%. The markets were weighed down in part by a downgrade of the U.S. sovereign debt rating in August, mediocre economic growth in developed nations and growing concerns about Europe’s sovereign debt crisis. In the final months of the period, share prices staged a partial rebound in the wake of the European Central Bank’s December launch of a low-cost loan program for the region’s ailing banks and progress in Greece’s debt negotiations.

During the 12-month period, John Hancock International Value Equity Fund’s Class A shares declined 8.20%, excluding sales charges, trailing the benchmark index and peer group average. On the negative side, our picks in France and Germany detracted, as did a sizable underweighting and unrewarding picks in Switzerland relative to the benchmark. At the stock level, significant contributors included South African consumer products company Tiger Brands, Ltd., Japanese drug store operator Tsuruha Holdings Inc. and South Korea’s LG Display Co. Ltd. Detractors included French banks Societe Generale S.A. and BNP Paribas S.A., as well as Japanese broker Nomura Holdings, Inc., all of which we were in the process of selling at period end. Swiss investment bank Credit Suisse Group AG and Canadian natural gas producer Encana Corp. also detracted. The Fund’s performance relative to the benchmark index was aided by stock selection in utilities and telecommunication services. Conversely, security selection in health care and an underweighting in consumer staples hurt the Fund’s results.

At March 31, 2012, the Fund’s exposure to eurozone banks was 1.65% as compared to the MSCI World ex-USA Index weighting of 3.18%. (This does not include the Fund’s holdings in banks in non-eurozone countries, i.e. those that did not adopt the euro as their currency, such as Switzerland and Norway.) The Fund’s remaining eurozone exposures at period end were in Deutsche Bank in Germany and Banco Santander in Spain, the latter of which we sold shortly after the period ended. We continue to monitor the risks in banks and stand ready to take further action to reduce the Fund’s eurozone banking exposure should conditions in Europe worsen.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	International Value Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,150.90	$8.60

Class I	1,000.00	1,152.00	6.35

For the class noted below, the example assumes an account value of $1,000 on December 16, 2011, with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-16-11	on 3-31-12	period ended 3-31-12[2]

Class NAV	$1,000.00	$1,140.50	$3.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Value Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[3]

Class A	$1,000.00	$1,017.00	$8.07

Class I	1,000.00	1,019.10	5.96

Class NAV	1,000.00	1,019.60	5.45

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, and 1.18% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.08% for Class NAV shares multiplied by the average account value over the period, multiplied by 107/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	International Value Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (11.8% of Net Assets on 3-31-12)[1,2]

Nestle SA	1.5%	Techtronic Industries Company	1.1%

Magna International, Inc.	1.3%	Santos, Ltd.	1.1%

CNOOC, Ltd.	1.2%	Electrolux AB	1.1%

Husky Energy, Inc.	1.2%	Barclays PLC	1.1%

Honda Motor Company, Ltd.	1.1%	Novartis AG	1.1%

Sector Composition[1,3]

Financials	19.8%	Consumer Staples	7.5%

Industrials	13.8%	Utilities	5.9%

Consumer Discretionary	11.0%	Telecommunication Services	5.5%

Energy	10.3%	Information Technology	4.0%

Health Care	9.3%	Short-Term Investments & Other	4.8%

Materials	8.1%

Top Ten Countries[1,2,3]

Japan	19.6%	Hong Kong	5.9%

United Kingdom	14.0%	France	5.8%

Germany	8.1%	Switzerland	4.6%

Canada	7.8%	Netherlands	4.2%

Australia	6.3%	China	3.0%

1 As a percentage of net assets on 3-31-12.

2 Cash, cash equivalents and securities lending collateral not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Value Equity Fund	11

Fund’s investments

As of 3-31-12

	Shares	Value
Common Stocks 93.3%		$109,794,723

(Cost $97,805,073)

Australia 6.3%		7,393,330

AGL Energy, Ltd.	64,550	986,440

Amcor, Ltd.	114,677	884,010

BHP Billiton, Ltd.	32,515	1,175,941

BHP Billiton, Ltd., ADR	338	24,471

National Australia Bank, Ltd.	37,518	956,462

Santos, Ltd.	90,335	1,335,755

Sonic Healthcare, Ltd.	81,038	1,053,522

Westpac Banking Corp.	43,056	976,729

Austria 1.5%		1,785,965

OMV AG	30,114	1,070,304

Telekom Austria AG	61,398	715,661

Bermuda 0.9%		1,025,894

Hiscox, Ltd.	161,886	1,025,894

Canada 7.8%		9,166,909

Bank of Montreal	18,145	1,078,749

Bombardier, Inc.	185,894	771,569

Encana Corp. (L)	62,610	1,229,666

Husky Energy, Inc. (L)	53,457	1,360,207

Magna International, Inc. (L)	31,473	1,500,683

Potash Corp. of Saskatchewan, Inc.	19,135	873,636

Sun Life Financial, Inc.	943	22,340

Sun Life Financial, Inc. (Toronto Stock Exchange) (L)	50,504	1,198,486

The Toronto-Dominion Bank (L)	13,332	1,131,573

Chile 0.8%		971,321

Enersis SA, ADR	48,109	971,321

China 3.0%		3,546,132

China Petroleum & Chemical Corp., H Shares	1,114,000	1,210,503

CNOOC, Ltd.	695,000	1,420,767

Sinotrans, Ltd., H Shares	4,885,000	914,862

France 5.8%		6,781,914

BNP Paribas SA	211	10,023

Cie de Saint-Gobain	21,259	950,049

GDF Suez	35,463	915,522

Sanofi	11,877	920,797

12	International Value Equity Fund | Annual report	See notes to financial statements

	Shares	Value
France (continued)

Societe BIC SA	9,563	$959,361

Societe Generale SA (I)	318	9,299

Total SA	33,916	1,178,270

Vinci SA	20,008	1,043,883

Vivendi SA	43,239	794,710

Germany 8.1%		9,527,002

Allianz SE	7,525	899,300

BASF SE	12,358	1,082,131

Bayer AG	14,044	988,664

Deutsche Bank AG	19,999	994,905

Deutsche Boerse AG	13,148	885,273

E.ON AG	42,848	1,026,290

Muenchener Rueckversicherungs AG	6,046	912,401

Rheinmetall AG	17,591	1,042,464

Rhoen-Klinikum AG	45,590	915,567

Siemens AG	7,728	780,007

Hong Kong 5.9%		6,941,686

China Mobile, Ltd.	109,000	1,200,536

Guangdong Investment, Ltd.	1,518,000	1,053,936

Hang Lung Group, Ltd.	174,000	1,107,717

Swire Pacific, Ltd., Class A	79,500	890,702

Swire Properties, Ltd.	55,650	138,701

Techtronic Industries Company	986,500	1,339,473

Yue Yuen Industrial Holdings, Ltd.	343,500	1,210,621

Israel 0.9%		1,029,083

Teva Pharmaceutical Industries, Ltd.	22,224	1,000,019

Teva Pharmaceutical Industries, Ltd., ADR	645	29,064

Japan 19.6%		23,112,921

Aderans Company, Ltd. (I)	61,800	705,298

Aisin Seiki Company, Ltd.	34,200	1,216,096

Asahi Glass Company, Ltd.	117,000	1,002,984

Astellas Pharma, Inc.	23,700	979,274

Daiichi Sankyo Company, Ltd. (L)	50,100	919,535

Disco Corp.	15,600	864,989

East Japan Railway Company	13,100	828,130

Fujitsu, Ltd.	175,000	924,375

Honda Motor Company, Ltd.	35,000	1,345,379

JGC Corp. (L)	37,000	1,151,007

Komatsu, Ltd.	36,700	1,051,168

Kyocera Corp.	11,400	1,055,259

Mitsubishi Corp. (L)	46,400	1,081,774

Mitsubishi UFJ Financial Group	219,100	1,101,693

Nidec Corp. (L)	10,900	995,062

Nippon Telegraph & Telephone Corp.	18,300	832,717

Nomura Holdings, Inc.	6,700	29,878

Secom Company, Ltd.	19,600	964,346

Sony Corp.	53,600	1,115,055

See notes to financial statements	Annual report | International Value Equity Fund	13

	Shares	Value
Japan (continued)

Sumitomo Chemical Company, Ltd.	250,000	$1,072,793

Tokyo Electron, Ltd.	16,000	917,145

Toyo Suisan Kaisha, Ltd.	39,000	1,012,703

Tsuruha Holdings, Inc.	17,000	1,003,977

Yamada Denki Company, Ltd.	15,000	942,284

Netherlands 4.2%		5,004,499

Aegon NV (I)	188,700	1,046,735

Heineken Holding NV	24,478	1,145,603

Koninklijke Philips Electronics NV — NY Shares (I)	1,028	20,920

Koninklijke Philips Electronics NV (I)	36,990	749,676

Royal Dutch Shell PLC, A Shares	32,208	1,128,556

TNT Express NV	73,834	913,009

Norway 1.9%		2,299,203

DNB ASA	96,581	1,240,482

Fred Olsen Energy ASA	26,976	1,058,721

Singapore 2.8%		3,264,768

DBS Group Holdings, Ltd.	98,500	1,110,545

Fraser and Neave, Ltd.	201,000	1,070,998

Singapore Telecommunications, Ltd.	434,000	1,083,225

South Africa 1.0%		1,152,750

Tiger Brands, Ltd.	32,788	1,152,750

South Korea 0.8%		960,526

POSCO	2,788	937,592

POSCO, ADR	274	22,934

Spain 1.5%		1,739,794

Banco Santander SA	120,209	924,131

Telefonica SA	48,429	794,461

Telefonica SA, ADR	1,292	21,202

Sweden 1.9%		2,295,654

Electrolux AB, Series B (L)	60,049	1,269,295

Securitas AB, Series B	106,348	1,026,359

Switzerland 4.6%		5,367,910

Credit Suisse Group AG (I)	39,737	1,132,106

Credit Suisse Group AG, ADR	864	24,633

Nestle SA	28,067	1,766,389

Novartis AG	22,007	1,218,845

Novartis AG, ADR	515	28,536

Xstrata PLC	69,919	1,197,401

United Kingdom 14.0%		16,427,462

Anglo American PLC	28,719	1,072,613

AstraZeneca PLC	20,363	905,562

Aviva PLC	206,920	1,097,520

Barclays PLC	330,446	1,247,974

British Sky Broadcasting Group PLC	77,711	839,831

Debenhams PLC	873,219	1,127,765

Diageo PLC	43,783	1,054,251

14	International Value Equity Fund | Annual report	See notes to financial statements

		Shares	Value
United Kingdom (continued)

GlaxoSmithKline PLC		40,915	$913,646

HSBC Holdings PLC		116,793	1,036,701

National Grid PLC		97,476	983,525

Reed Elsevier PLC		117,663	1,042,528

Smith & Nephew PLC		102,322	1,037,878

Smith & Nephew PLC, ADR (L)		537	27,119

Standard Chartered PLC (I)		43,496	1,084,629

Unilever PLC		28,488	940,409

United Utilities Group PLC		100,769	969,397

Vodafone Group PLC		378,872	1,046,114

Preferred Securities 1.9%			$2,241,143

(Cost $2,039,646)

Brazil 1.9%			2,241,143

Petroleo Brasileiro SA		84,830	1,085,092

Vale SA		50,900	1,156,051

	Yield	Shares	Value
Securities Lending Collateral 8.4%			$9,945,923

(Cost $9,945,520)

John Hancock Collateral Investment Trust (W)	0.3731% (Y)	993,738	9,945,923

Total investments (Cost $109,790,239)† 103.6%			$121,981,789

Other assets and liabilities, net (3.6%)			($4,272,205)

Total net assets 100.0%			$117,709,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 3-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 3-31-12.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $109,852,278. Net unrealized appreciation aggregated $12,129,511, of which $12,847,324 related to appreciated investment securities and $717,813 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 3-31-12:

Financials	19.8%
Industrials	13.8%
Consumer Discretionary	11.0%
Energy	10.3%
Health Care	9.3%
Materials	8.1%
Consumer Staples	7.5%
Utilities	5.9%
Telecommunication Services	5.5%
Information Technology	4.0%
Short-Term Investments & Other	4.8%

See notes to financial statements	Annual report | International Value Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $99,844,719) including
$9,510,558 of securities loaned	$112,035,866
Investments in affiliated issuers, at value (Cost $9,945,520)	9,945,923

Total investments, at value (Cost $109,790,239)	121,981,789

Cash	5,129,291
Foreign currency, at value (Cost $110,977)	110,764
Dividends and interest receivable	497,004
Receivable for securities lending income	10,260
Receivable due from adviser	373
Other receivables and prepaid expenses	18,153

Total assets	127,747,634

Liabilities

Payable for fund shares repurchased	6,947
Payable upon return of securities loaned	9,945,568
Payable to affiliates
Accounting and legal services fees	5,563
Transfer agent fees	526
Trustees’ fees	40
Other liabilities and accrued expenses	79,406

Total liabilities	10,038,050

Net assets

Paid-in capital	$103,818,873
Undistributed net investment income	820,698
Accumulated net realized gain (loss) on investments and foreign
currency transactions	878,358
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	12,191,655

Net assets	$117,709,584

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,925,780 ÷ 356,149 shares)	$8.22
Class I ($743,939 ÷ 90,590 shares)	$8.21
Class NAV ($114,039,865 ÷ 13,874,268 shares)	$8.22

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$8.65

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	International Value Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,206,886
Securities lending	18,366
Less foreign taxes withheld	(84,286)

Total investment income	1,140,966

Expenses

Investment management fees	311,174
Distribution and service fees	6,985
Accounting and legal services fees	9,913
Transfer agent fees	2,879
Trustees’ fees	1,476
State registration fees	23,771
Printing and postage	6,188
Professional fees	41,229
Custodian fees	29,078
Registration and filing fees	29,360

Total expenses	462,053
Less expense reductions	(72,585)

Net expenses	389,468

Net investment income	751,498

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	993,153
Investments in affiliated issuers	(40)
Foreign currency transactions	123,045

1,116,158
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	11,916,999
Investments in affiliated issuers	403
Translation of assets and liabilities in foreign currencies	(1,399)

11,916,003

Net realized and unrealized gain	13,032,161

Increase in net assets from operations	$13,783,659

See notes to financial statements	Annual report | International Value Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Year
	ended	ended	ended
	3-31-12	3-31-11[1]	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$751,498	$6,302	$30,644
Net realized gain	1,116,158	210,201	4,881,630
Change in net unrealized appreciation (depreciation)	11,916,003	53,725	(2,718,136)

Increase in net assets resulting from operations	13,783,659	270,228	2,194,138

Distributions to shareholders
From net investment income
Class A	(19,630)	(102,551)	(168,896)
Class I	(3,078)	—	—
Class NAV	(34,119)	—	—
From net realized gain
Class A	(18,251)	(766,235)	—
Class I	(1,758)	—	—

Total distributions	(76,836)	(868,786)	(168,896)

Contribution from adviser[2]	6,950	—	—

From Fund share transactions	100,946,197	371,078	(28,639,625)

Total increase (decrease)	114,659,970	(227,480)	(26,614,383)

Net assets

Beginning of year	3,049,614	3,277,094	29,891,477

End of year	$117,709,584	$3,049,614	$3,277,094

Undistributed net investment income	$820,698	$2,511	$95,016

1 For the five-month period ended 3-31-11. The fund changed its fiscal year end from October 31 to March 31.

2 In October 2011, the adviser made a voluntary payment to the fund.

18	International Value Equity Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12	3-31-11[1,2]	10-31-10[3]	10-31-09[3]	10-31-08[3]	10-31-07[3]

Per share operating performance

Net asset value, beginning of period	$9.09	$11.26	$9.90	$7.97	$$18.21	$16.62
Net investment income	0.14[4]	0.02[4]	0.03[4]	0.07[4]	0.28[4]	0.26
Net realized and unrealized gain (loss)
on investments	(0.92)[5]	0.79	1.39[6]	2.54[6]	(7.82)[6]	3.06[6]
Total from investment operations	(0.78)	0.81	1.42	2.61	(7.54)	3.32
Less distributions
From net investment income	(0.06)	(0.28)	(0.06)	(0.68)	(0.25)	(0.26)
From net realized gain	(0.05)	(2.70)	—	—	(2.45)	(1.47)
Total distributions	(0.11)	(2.98)	(0.06)	(0.68)	(2.70)	(1.73)
Contribution from adviser	0.02[7]	—	—	—	—	—
Net asset value, end of period	$8.22	$9.09	$11.26	$9.90	$7.97	$18.21
Total return (%)	(8.20)[7,8]	9.13[8,9]	14.46[8]	35.61[8]	(48.17)	21.61

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$30	$24	$111
Ratios (as a percentage of average
net assets):
Expenses before reductions	3.73	16.05[10]	6.71	2.68	1.56	1.38
Expenses net of fee waivers and credits	1.60	1.77[10]	1.85	1.85	1.56	1.38
Net investment income	1.68	0.48[10]	0.33	0.88	2.09	1.58
Portfolio turnover (%)	21	12[11]	80	123	13	21

1 For the five-month period ended 3-31-11. The fund changed its fiscal year end from October 31 to March 31.
2 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the Predecessor Fund was redesignated as that of John Hancock International Value Equity Fund Class A.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
6 Includes redemption fees retained by the Fund. Such redemption fees represent less than $0.01 per share.
7 In October 2011, the adviser made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
8 Total returns would have been lower had certain expenses not been reduced during the periods shown.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

See notes to financial statements	Annual report | International Value Equity Fund	19

CLASS I SHARES Period ended	3-31-12	3-31-11[1]

Per share operating performance

Net asset value, beginning of period	$9.09	$8.98
Net investment income[2]	0.19	0.02
Net realized and unrealized gain (loss) on investments	(0.95)[3]	0.09
Total from investment operations	(0.76)	0.11
Less distributions
From net investment income	(0.09)	—
From net realized gain	(0.05)	—
Total distributions	(0.14)	—
Contribution from adviser	0.02[4]	—
Net asset value, end of period	$8.21	$9.09
Total return (%)	(7.87)[4,5]	1.22[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.59	12.90[8]
Expenses net of fee waivers and credits	1.18	1.18[8]
Net investment income	2.36	1.89[8]
Portfolio turnover (%)	21	12[9]

1 Period from 2-14-11 (inception date) to 3-31-11.
2 Based on the average daily shares outstanding.
3 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
4 In October 2011, the adviser made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

CLASS NAV SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$7.21
Net investment income[2]	0.05
Net realized and unrealized gain on investments	0.96
Total from investment operations	1.01
Less distributions
From net investment income	—[3]
Net asset value, end of period	$8.22
Total return (%)	14.05[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[5]
Expenses net of fee waivers and credits	1.08[5]
Net investment income	2.21[5]
Portfolio turnover (%)	21[6]

1 Period from 12-16-11 (inception date) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

20	International Value Equity Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Value Equity Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | International Value Equity Fund	21

The following is a summary of the values by input classification of the Fund’s investments as of March 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 3-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$7,393,330	$24,471	$7,368,859	—
Austria	1,785,965	—	1,785,965	—
Bermuda	1,025,894	—	1,025,894	—
Canada	9,166,909	9,166,909	—	—
Chile	971,321	971,321	—	—
China	3,546,132	—	3,546,132	—
France	6,781,914	—	6,781,914	—
Germany	9,527,002	—	9,527,002	—
Hong Kong	6,941,686	—	6,941,686	—
Israel	1,029,083	29,064	1,000,019	—
Japan	23,112,921	—	23,112,921	—
Netherlands	5,004,499	20,920	4,983,579	—
Norway	2,299,203	—	2,299,203	—
Singapore	3,264,768	—	3,264,768	—
South Africa	1,152,750	—	1,152,750	—
South Korea	960,526	22,934	937,592	—
Spain	1,739,794	21,202	1,718,592	—
Sweden	2,295,654	—	2,295,654	—
Switzerland	5,367,910	53,169	5,314,741	—
United Kingdom	16,427,462	27,119	16,400,343	—
Preferred Securities				—
Brazil	2,241,143	2,241,143	—	—
Securities Lending
Collateral	9,945,923	9,945,923	—	—

Total Investments in
Securities	$121,981,789	$22,524,175	$99,457,614	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant

22	International Value Equity Fund | Annual report

market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected

Annual report | International Value Equity Fund	23

in other expenses on the Statement of operations. For the year ended March 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended March 31, 2012 and March 31, 2011 was as follows:

	MARCH 31, 2012	MARCH 31, 2011

Ordinary Income	$76,836	$868,786

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $1,761,095 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

24	International Value Equity Fund | Annual report

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.875% of the next $900,000,000; (c) 0.850% of the next $1,000,000,000; (d) 0.825% of the next $1,000,000,000; (e) 0.800% of the next $1,000,000,000 and (f) 0.775% of the Fund’s average daily net assets in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.60% and 1.18% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation, underlying fund expenses (acquired fund fees) and indemnification expenses and other extraordinary expenses not incurred in the course of the Fund’s business. For Class A shares, this expense limitation shall remain in effect until June 30, 2013 and thereafter until terminated by the Adviser. For Class I shares, this expense limitation shall remain in effect until June 30, 2012, and thereafter until terminated by the Adviser.

Accordingly, these expense reductions amounted to $59,645 and $12,940 Class A and Class I shares, respectively, for the year ended March 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended March 31, 2012 were equivalent to the net annual effective rate of 0.69% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2012 amounted to an annual rate of 0.03% of the Fund’s average daily net assets.

Annual report | International Value Equity Fund	25

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to 0.30% of distribution and service fees for Class A shares under these arrangements, expressed as an annual percentage of average daily net assets. However, the Board of Trustees has agreed to limit the distribution and service fees to 0.25% of the average daily net assets for Class A shares until February 11, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,883 for the year ended March 31, 2012. Of this amount, $627 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $117 was paid as sales commissions to broker-dealers and $3,139 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$6,985	$2,799	$13,724	$5,643
Class I	—	80	10,047	545
Total	$6,985	$2,879	$23,771	$6,188

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

26	International Value Equity Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the periods ended March 31, 2012 and 2011 and October 31, 2010 were as follows:

	Year ended 3-31-12		Period ended 3-31-11[1]		Year ended 10-31-10
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	158,837	$1,310,773	22,417	$207,807	188,187	$1,922,601
Distributions
reinvested	4,909	35,460	98,300	857,982	16,346	166,899
Repurchased	(131,564)	(1,084,001)	(87,737)	(799,098)	(2,933,725)	(30,729,125)

Net increase
(decrease)	32,182	$262,232	32,980	$266,691	(2,729,192)	($28,639,625)

Class I shares

Sold	81,569	$670,632	11,614[2]	$104,387[2]	—	—
Distributions
reinvested	447	3,226	—	—	—	—
Repurchased	(3,040)	(24,012)	—	—	—	—

Net increase	78,976	$649,846	11,614	$104,387	—	—

Class NAV shares[3]

Sold	13,869,626	$100,000,000	—	—	—	—
Distributions
reinvested	4,642	34,119	—	—	—	—

Net increase	13,874,268	$100,034,119	—	—	—	—

Net increase	13,985,426	$100,946,197	44,594	$371,078	(2,729,192)	($28,639,625)

1 For the five-month period ended 3-31-11. The Fund changed its fiscal year end from October 31 to March 31.

2 Period from 2-14-11 (inception date) to 3-31-11.

3 Period from 12-16-11 (inception date) to 3-31-12.

Affiliates of the Fund owned 12%, and 100% of shares of beneficial interest of Class I and Class NAV, respectively, on March 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $103,890,928 and $7,592,630, respectively, for the year ended March 31, 2012.

Note 7 — Reorganization

At the close of business on February 11, 2011, the Fund acquired all the assets and liabilities of Optique International Value Fund (the Acquired Fund) in exchange for the Class A shares of the Fund. The Fund had no assets, liabilities or operations prior to the reorganization.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for a representative amount of shares of the Fund; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of the Fund’s shares. The reorganization was intended to allow the Fund to be better positioned to increase asset size and achieve additional economies of scale by achieving net prices on securities trades and spread fixed expenses over a larger asset base. As a result of the reorganization, the Fund is the legal survivor, however, the accounting and performance history of the Capital Stock of the Acquired Fund have been redesignated as that of Class A shares of the Fund.

Annual report | International Value Equity Fund	27

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisers of both the Acquired Fund and the Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on February 11, 2011. The following outlines the reorganization:

	ACQUIRED NET ASSET	APPRECIATION OF
	VALUE OF THE	ACQUIRED FUND’S	SHARES ISSUED	TOTAL NET ASSETS
ACQUIRED FUND	ACQUIRED FUND	INVESTMENTS	BY THE FUND	AFTER COMBINATION

Optique International	$2,914,429	$288,668	324,714	$2,914,429
Value Fund

28	International Value Equity Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock International Value Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Value Equity Fund (formerly Optique International Value Fund) (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods ended March 31, 2011 and March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

The statement of changes in net assets for the year ending October 31, 2010 and the financial highlights for the years ending October 31, 2007 through October 31, 2010 were audited by another independent registered public accounting firm, whose report dated December 21, 2010 expressed an unqualified opinion on those financial statements and included an explanatory paragraph relating to the Fund’s ability to continue as a going concern, which was further discussed in Note 12 to those financial statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

Annual report | International Value Equity Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividend received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

30	International Value Equity Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | International Value Equity Fund	31

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

32	International Value Equity Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | International Value Equity Fund	33

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

34	International Value Equity Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	John Hancock Asset Management a division of
Dr. John A. Moore,* Vice Chairman	Manulife Asset Management (US) LLC
Patti McGill Peterson*
Gregory A. Russo	Principal distributor
John G. Vrysen†	John Hancock Funds, LLC

Officers	Custodian
Keith F. Hartstein	State Street Bank and Trust Company
President and Chief Executive Officer
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Senior Vice President and Chief Operating Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Value Equity Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Value Equity Fund.	3660A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Growth Fund

Annual Report
3.31.12

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 19, 2011 with the same investment held until March 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-19-11	on 3-31-12	period ended 3-31-12[1]

Class A	$1,000.00	$1,214.10	$4.09

Class I	1,000.00	1,216.30	2.96

Class NAV	1,000.00	1,216.30	2.68

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

6	Strategic Growth Fund | Annual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2011, with the same investment held until March 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-11	on 3-31-12	period ended 3-31-12[2]

Class A	$1,000.00	$1,018.50	$6.56

Class I	1,000.00	1,020.30	4.75

Class NAV	1,000.00	1,020.70	4.29

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 0.94% and 0.85% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 104/366 (to reflect the period).

2 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual report | Strategic Growth Fund	7

Portfolio summary

Top 10 Holdings (33.4% of Net Assets on 3-31-12)[1,2]

Apple, Inc.	9.3%	EMC Corp.	2.4%

Google, Inc., Class A	3.5%	Accenture PLC, Class A	2.2%

Philip Morris International, Inc.	3.5%	Caterpillar, Inc.	2.2%

QUALCOMM, Inc.	3.3%	American Express Company	2.1%

Amazon.com, Inc.	2.8%	The Boeing Company	2.1%

Sector Composition[1,3]

Information Technology	34.1%	Financials	7.8%

Consumer Discretionary	21.1%	Energy	7.0%

Industrials	11.2%	Consumer Staples	6.8%

Health Care	9.4%	Net Other Assets and Liabilities	2.6%

1 As a percentage of net assets on 3-31-12.
2 Cash and cash equivalents not included.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Strategic Growth Fund | Annual report

Fund’s investments

As of 3-31-12

	Shares	Value

Common Stocks 97.4%		$330,406,540

(Cost $288,927,941)

Consumer Discretionary 21.1%		71,592,846

Auto Components 1.5%

BorgWarner, Inc. (I)	58,315	4,918,287

Hotels, Restaurants & Leisure 4.8%

Las Vegas Sands Corp.	101,464	5,841,282

Starbucks Corp.	98,062	5,480,685

Yum! Brands, Inc.	68,277	4,859,957

Internet & Catalog Retail 4.8%

Amazon.com, Inc. (I)	46,474	9,411,450

priceline.com, Inc. (I)	9,697	6,957,598

Media 3.4%

CBS Corp., Class B	130,904	4,438,955

DIRECTV, Class A (I)	142,678	7,039,733

Multiline Retail 1.6%

Dollar Tree, Inc. (I)	58,451	5,523,035

Specialty Retail 5.0%

AutoZone, Inc. (I)	7,281	2,707,076

Dick’s Sporting Goods, Inc.	74,274	3,571,094

The Home Depot, Inc.	44,461	2,236,833

Tractor Supply Company	52,206	4,727,775

Ulta Salon Cosmetics & Fragrance, Inc.	41,760	3,879,086

Consumer Staples 6.8%		23,073,610

Food & Staples Retailing 0.7%

Whole Foods Market, Inc.	27,570	2,293,824

Food Products 1.5%

Mead Johnson Nutrition Company	63,515	5,238,717

Personal Products 1.1%

Nu Skin Enterprises, Inc., Class A	64,035	3,708,267

Tobacco 3.5%

Philip Morris International, Inc.	133,538	11,832,802

Energy 7.0%		23,625,401

Energy Equipment & Services 2.8%

Core Laboratories NV	17,815	2,343,920

National Oilwell Varco, Inc.	52,671	4,185,764

Oceaneering International, Inc.	55,306	2,980,440

See notes to financial statements	Annual report | Strategic Growth Fund	9

	Shares	Value
Oil, Gas & Consumable Fuels 4.2%

Apache Corp.	50,502	$5,072,421

Chevron Corp.	36,560	3,920,694

ConocoPhillips	67,388	5,122,162

Financials 7.8%		26,645,553

Commercial Banks 4.0%

Signature Bank (I)	46,010	2,900,470

U.S. Bancorp	157,550	4,991,184

Wells Fargo & Company	167,464	5,717,221

Consumer Finance 2.1%

American Express Company	125,947	7,287,293

Diversified Financial Services 1.7%

JPMorgan Chase & Company	125,041	5,749,385

Health Care 9.4%		31,758,433

Biotechnology 3.1%

Celgene Corp. (I)	76,528	5,932,451

Gilead Sciences, Inc. (I)	92,353	4,511,444

Health Care Equipment & Supplies 0.8%

Intuitive Surgical, Inc. (I)	4,651	2,519,679

Health Care Providers & Services 3.9%

Express Scripts, Inc. (I)	130,065	7,046,922

McKesson Corp.	39,348	3,453,574

UnitedHealth Group, Inc.	46,474	2,739,178

Pharmaceuticals 1.6%

Perrigo Company	53,772	5,555,185

Industrials 11.2%		37,955,795

Aerospace & Defense 4.2%

BE Aerospace, Inc. (I)	46,652	2,167,918

The Boeing Company	95,112	7,073,479

United Technologies Corp.	59,573	4,940,985

Commercial Services & Supplies 0.8%

Clean Harbors, Inc. (I)	42,952	2,891,958

Machinery 3.3%

Caterpillar, Inc.	70,005	7,456,933

Joy Global, Inc.	50,527	3,713,734

Road & Rail 2.3%

CSX Corp.	247,401	5,324,070

J.B. Hunt Transport Services, Inc.	44,615	2,425,718

Trading Companies & Distributors 0.6%

W.W. Grainger, Inc.	9,129	1,961,000

Information Technology 34.1%		115,754,902

Communications Equipment 3.8%

QUALCOMM, Inc.	164,056	11,159,089

Riverbed Technology, Inc. (I)	55,769	1,565,994

10	Strategic Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Computers & Peripherals 12.9%

Apple, Inc. (I)	52,826	$31,667,602

Dell, Inc. (I)	236,094	3,919,160

EMC Corp. (I)	269,244	8,045,011

Internet Software & Services 3.5%

Google, Inc., Class A (I)	18,744	12,019,403

IT Services 6.3%

Accenture PLC, Class A	117,206	7,559,787

Teradata Corp. (I)	36,560	2,491,564

VeriFone Systems, Inc. (I)	112,097	5,814,471

Visa, Inc., Class A	47,558	5,611,844

Semiconductors & Semiconductor Equipment 0.6%

ARM Holdings PLC, ADR	77,458	2,191,287

Software 7.0%

Check Point Software Technologies, Ltd. (I)	67,078	4,282,260

Citrix Systems, Inc. (I)	32,198	2,540,744

Oracle Corp.	175,705	5,123,557

Red Hat, Inc. (I)	76,889	4,604,882

Salesforce.com, Inc. (I)	16,111	2,489,311

SolarWinds, Inc. (I)	28,194	1,089,698

TIBCO Software, Inc. (I)	46,010	1,403,305

VMware, Inc., Class A (I)	19,364	2,175,933

Total investments (Cost $288,927,941)† 97.4%		$330,406,540

Other assets and liabilities, net 2.6%		$8,803,467

Total net assets 100.0%		$339,210,007

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 3-31-12, the aggregate cost of investment securities for federal income tax purposes was $288,951,005. Net unrealized appreciation aggregated $41,455,535, of which $43,295,515 related to appreciated investment securities and $1,839,980 related to depreciated investment securities.

See notes to financial statements	Annual report | Strategic Growth Fund	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $288,927,941)	$330,406,540
Cash	8,887,949
Receivable for investments sold	5,392,614
Receivable for fund shares sold	9,402
Dividends receivable	267,512
Receivable due from adviser	228
Other receivables and prepaid expenses	52,041

Total assets	345,016,286

Liabilities

Payable for investments purchased	5,707,150
Payable to affiliates
Accounting and legal services fees	4,685
Transfer agent fees	475
Trustees’ fees	55
Other liabilities and accrued expenses	93,914

Total liabilities	5,806,279

Net assets

Paid-in capital	$295,057,182
Undistributed net investment income	73,246
Accumulated net realized gain on investments	2,600,980
Net unrealized appreciation (depreciation) on investments	41,478,599

Net assets	$339,210,007

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($3,045,933 ÷ 250,837 shares)	$12.14
Class I ($449,091 ÷ 36,936 shares)	$12.16
Class NAV ($335,714,983 ÷ 27,609,612 shares)	$12.16

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[1]	$12.78

1On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

12	Strategic Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 3-31-121

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$682,428
Less foreign taxes withheld	(649)

Total investment income	681,779

Expenses

Investment management fees	498,204
Distribution and service fees	1,924
Accounting and legal services fees	12,016
Transfer agent fees	1,369
Trustees’ fees	2,447
State registration fees	8,583
Printing and postage	205
Professional fees	37,332
Custodian fees	13,744
Registration and filing fees	15,993
Other	2,359

Total expenses	594,176
Less expense reductions	(9,154)

Net expenses	585,022

Net investment income	96,757

Realized and unrealized gain

Net realized gain on
Investments	2,600,980
2,600,980
Change in net unrealized appreciation (depreciation) of
Investments	41,478,599
41,478,599
Net realized and unrealized gain	44,079,579

Increase in net assets from operations	$44,176,336

1 Period from 12-19-11 (commencement of operations) to 3-31-12.

See notes to financial statements	Annual report | Strategic Growth Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

This Statement of changes in net assets show how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
3-31-12[1]
Increase (decrease) in net assets

From operations
Net investment income	$96,757
Net realized gain	2,600,980
Change in net unrealized appreciation (depreciation)	41,478,599

Increase in net assets resulting from operations	44,176,336

Distributions to shareholders
From net investment income
Class A	(181)
Class I	(25)
Class NAV	(24,845)

Total distributions	(25,051)

From Fund share transactions	295,058,722

Total increase	339,210,007

Net assets

Beginning of period	—[2]
End of period	339,210,007

Undistributed net investment income	$73,246

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Initial seed capital of $2,000,000 is included in Fund share transactions for the period ended 3-31-12.

14	Strategic Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized gain on investments	2.15
Total from investment operations	2.14
Less distributions
From net investment income	—[3]
Net asset value, end of period	$12.14
Total return (%)[4,5]	21.41[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[7]
Expenses net of fee waivers	1.30[7]
Net investment loss	(0.32)[7]
Portfolio turnover (%)	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.

CLASS I SHARES Period ended	3-31-121

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income2	—3
Net realized and unrealized gain on investments	2.16
Total from investment operations	2.16
Less distributions
From net investment income	—4
Net asset value, end of period	$12.16
Total return (%)5	21.636

Ratios and supplemental data

Net assets, end of period (in millions)	—7
Ratios (as a percentage of average net assets):
Expenses before reductions	11.448
Expenses net of fee waivers	0.948
Net investment income	0.148
Portfolio turnover (%)	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Annual report | Strategic Growth Fund	15

CLASS NAV SHARES Period ended	3-31-12[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	—[3]
Net realized and unrealized gain on investments	2.16
Total from investment operations	2.16
Less distributions
From net investment income	—[4]
Net asset value, end of period	$12.16
Total return (%)	21.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$336
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[6]
Expenses net of fee waivers	0.85[6]
Net investment income	0.15[6]
Portfolio turnover (%)	26

1 Period from 12-19-11 (commencement of operations) to 3-31-12.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Less than ($0.005) per share.
5 Not annualized.
6 Annualized.

16	Strategic Growth Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

Annual report | Strategic Growth Fund	17

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the period ended March 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the period ended March 31, 2012 is $25,051 of ordinary income.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that

18	Strategic Growth Fund | Annual report

may be applied differently to each class. As of March 31, 2012, the components of distributable earnings on a tax basis included $2,697,425 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. The Fund had no material book-tax differences at March 31, 2012.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.700% of the next $500,000,000; (c) 0.675% of the next $500,000,000; and (d) 0.650% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses. For Class A and Class I shares, this expense limitation shall remain in effect until June 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, the expense reductions related to these agreements amounted to $4,832 and $4,322 for Class A and Class I shares, respectively, for the period ended March 31, 2012.

Annual report | Strategic Growth Fund	19

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the period ended March 31, 2012 were equivalent to the net annual effective rate of 0.71% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended March 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rate of distribution and service fees under the arrangement, expressed as an annual percentage of average daily net assets for Class A shares.

CLASS	12b–1 FEE

Class A	0.30%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,316 for the period ended March 31, 2012. Of this amount, $218 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,098 was paid as sales commissions to broker-dealers.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended March 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,924	$1,324	$4,292	$193
Class I	—	45	4,291	12
Total	$1,924	$1,369	$8,583	$205

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance

20	Strategic Growth Fund | Annual report

with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the period ended March 31, 2012 were as follows:

	Period ended 3-31-12[1]
	Shares	Amount
Class A shares

Sold	251,934	$2,626,907
Repurchased	(1,097)	(12,000)

Net increase	250,837	$2,614,907

Class I shares

Sold	36,936	$425,659

Net increase	36,936	$425,659

Class NAV shares

Sold	27,607,188	$291,993,311
Distributions reinvested	2,424	24,845

Net increase	27,609,612	$292,018,156

Net increase	27,897,385	$295,058,722

1 Period from 12-19-11 (commencement of operations) to 3-31-12.

Affiliates of the Fund owned 76%, 27% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on March 31, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $352,102,322 and $65,775,361, respectively, for the period ended March 31, 2012.

Annual report | Strategic Growth Fund	21

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Strategic Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Growth Fund (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period December 19, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 2012

22	Strategic Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early January 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Strategic Growth Fund	23

Board Consideration of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Strategic Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on December 4–6, 2011 to consider the initial approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the initial approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and John Hancock Asset Management (US) LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

At the December 4–6, 2011 meeting, the Board consisted of eleven individuals, nine of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

At an in-person meeting held on December 4–6, 2011, the Board reviewed materials relating to its consideration of the Agreements. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from the Adviser and the Subadviser and considered all information reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the December 2011 meeting relating to its consideration of the Agreements, including (a) fees and estimated expense ratios of class A shares of the Fund in comparison to the fees and expense ratios of the Fund’s proposed benchmark index and a Morningstar, Inc. peer group of funds selected by the Adviser (the Category); (b) information regarding the Adviser’s and Subadviser’s economic outlook for the Fund and their general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of the Adviser; (d) information regarding compliance records and regulatory matters relating to the Adviser and Subadviser; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

24	Strategic Growth Fund | Annual report

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services expected to be provided by the Adviser and the Subadviser, including the investment advisory services. The Board received information concerning the investment philosophy and investment process to be used by the Adviser and Subadviser in managing the Fund, as well as a description of the capabilities, personnel and services of the Adviser and Subadviser. The Board considered the scope of the services to be provided by the Adviser and Subadviser to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory and sub-advisory agreements. The Board concluded that the scope of the Adviser’s and Subadviser’s services to be provided to the Fund was consistent with the Fund’s requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions services.

The Board also considered the quality of the services to be provided by the Adviser and Subadviser to the Fund. The Trustees evaluated the procedures of the Adviser and Subadviser designed to fulfill their fiduciary duty to the Fund with respect to possible conflicts of interest, including their code of ethics (regulating the personal trading of their officers and employees), the procedures by which the Adviser and Subadviser allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of compliance of the Adviser and Subadviser in each of these matters. The Trustees also considered the responsibilities of the Adviser’s and Subadviser’s compliance departments, and a report from the Fund’s Chief Compliance Officer (CCO) regarding the CCO Office’s review of the Subadviser’s compliance program.

The Board considered, among other factors, the number, education and experience of the Adviser’s and Subadviser’s investment professionals and other personnel who would provide services under the Agreements. The Trustees also took into account the time and attention to be devoted by senior management of the Adviser and Subadviser to the Fund. The Trustees also considered the business reputation of the Adviser and Subadviser and their financial resources and concluded that they would be able to meet any reasonably foreseeable obligation under the Agreements.

The Board also considered, among other things, the nature, cost and character of advisory and non-investment advisory services provided by the Adviser and its affiliates and by the Subadviser. The Board noted that, under separate agreements, the Adviser and its affiliates will provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and personnel as will be necessary for the operations of the Fund.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients that are registered investment companies following a similar strategy. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients.

Fund performance

The Board had previously received and considered information about the Adviser’s investment performance for other funds in relation to the Fund’s proposed benchmark index and the Category average. The Board considered historical performance information of a similar fund managed by the same investment professionals while employed by another firm. The Board, however, did not

Annual report | Strategic Growth Fund	25

consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the December 2011 meeting.

Expenses and fees

In connection with the initial approval of the Agreements, the Board reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered estimated expense information regarding the Fund’s various expense components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the other funds in the Category. The Board also received and considered estimated expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver/expense reimbursement arrangement into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the funds in the Category. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund.

Following consideration of this information, the Board, including the Independent Trustees, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services expected to be provided.

As the Fund had not commenced operations as of the date of the December 2011 meeting, the Adviser was not able to provide the Board with specific information concerning the expected profits to be realized by the Adviser and its affiliates (including the Subadviser) from their relationships with the Fund.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Since the Fund is newly formed, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

The Board, including all of the Independent Trustees, concluded that these ancillary benefits that the Adviser, the Subadviser and their affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

26	Strategic Growth Fund | Annual report

Board determination

The Board approved the Advisory Agreement between the Adviser and John Hancock Funds III, on behalf of the Fund, for a two-year term and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund for a two-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination.

Annual report | Strategic Growth Fund	27

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

28	Strategic Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare System, Inc. (since 2011); Vice
Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Strategic Growth Fund	29

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

30	Strategic Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.
2 Member of Audit Committee.
3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Strategic Growth Fund	31

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	John Hancock Asset Management a division of
Dr. John A. Moore,* Vice Chairman	Manulife Asset Management (US) LLC
Patti McGill Peterson*
Gregory A. Russo	Principal distributor
John G. Vrysen†	John Hancock Funds, LLC

Officers	Custodian
Keith F. Hartstein	State Street Bank and Trust Company
President and Chief Executive Officer
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Senior Vice President and Chief Operating Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Strategic Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.	3930A 3/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2012*	March 31, 2011

Core High Yield Fund	$55,320	$39,791

Disciplined Value Fund	32,818	28,874

Disciplined Value Mid Cap Fund	31,069	27,210

International Value Equity Fund	31,237	42,770

Leveraged Companies Fund	37,389	30,387

Rainier Growth Fund	35,621	32,144

Small Cap Opportunities Fund	30,667	29,208

Small Company Fund	41,255	34,396

Strategic Growth Fund	28,900	-

Total	$324,276	$264,780

* Strategic Growth Fund commenced operations during the year ended March 31, 2012.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	March 31, 2012	March 31, 2011

Core High Yield Fund	$746	$347

Disciplined Value Fund	746	347

Disciplined Value Mid Cap Fund	746	-

International Value Equity Fund	746	347

Leveraged Companies Fund	746	347

Rainier Growth Fund	746	347

Small Cap Opportunities Fund	746	347

Small Company Fund	746	347

Strategic Growth Fund	746	-

Total	$6,714	$2,429

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended March 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended March 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	March 31, 2012	March 31, 2011

Core High Yield Fund	$4,175	$3,976

Disciplined Value Fund	2,310	2,200

Disciplined Value Mid Cap Fund	2,597	2,473

International Value Equity Fund	3,901	3,715

Leveraged Companies Fund	1,105	1,053

Rainier Growth Fund	1,824	1,737

Small Cap Opportunities Fund	2,514	2,395

Small Company Fund	2,514	2,395

Strategic Growth Fund	3,400	-

Total	$24,340	$19,944

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates amounted to the following:

Fund	March 31, 2012	March 31, 2011

Core High Yield Fund	$246	$19

Disciplined Value Fund	393	19

Disciplined Value Mid Cap Fund	393	-

International Value Equity Fund	1,505	19

Leveraged Companies Fund	3,247	19

Rainier Growth Fund	394	19

Small Cap Opportunities Fund	247	19

Small Company Fund	394	19

Strategic Growth Fund	395	-

Total	$7,214	$133

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,129,868 for the fiscal year ended March 31, 2012 and $1,985,439 for the fiscal year ended March 31, 2011.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	May 17, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 17, 2012